    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 1998


                                                               File No. 2-89729
                                                              File No. 811-3980
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]


                       POST-EFFECTIVE AMENDMENT NO. 51                  [x]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


                              AMENDMENT NO. 54                          [x]


                                    MAS FUNDS
                        -------------------------------
                           (Exact Name of Registrant)

                       c/o Miller Anderson & Sherrerd, LLP
                                One Tower Bridge
                                  P.O. Box 868

                    West Conshohocken, PA               19428-0868
           ----------------------------------------------------------
            (Address of Principal Executive Offices)     (Zip Code)

       Registrant's Telephone Number, including Area Code: (610) 940-5065
                                                           --------------

                               Ms. Lorraine Truten
                                One Tower Bridge
                        West Conshohocken, PA 19428-0868
                   -----------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:



                           John H. Grady, Jr. Esquire
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921


--------------------------------------------------------------------------------
     Title of Securities Being Registered . . . Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)


         Immediately upon filing pursuant to paragraph (b), or
   -----
           On [date] pursuant to paragraph (b), or
   -----
           60 days after filing pursuant to paragraph (a), or
   -----
     X     On January 31, 1999 pursuant to paragraph (a) of Rule 485, or
   -----
           75 days after filing pursuant to paragraph (a) of Rule 485.
   -----
--------------------------------------------------------------------------------

MAS                                               INSTITUTIONAL CLASS PROSPECTUS
---------
MAS FUNDS

                                January 31, 1999


MAS FUNDS (the "Fund") is a no-load mutual fund consisting of 30 different investment portfolios, 28 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc., is the Fund's investment adviser. This prospectus offers Institutional Class Shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):


       EQUITY                      FIXED INCOME                          BALANCED
     PORTFOLIOS                     PORTFOLIOS                          PORTFOLIOS
     ----------                     ----------                          ----------

EMERGING MARKETS VALUE             CASH RESERVES                         BALANCED
      EQUITY                    DOMESTIC FIXED INCOME                 BALANCED PLUS
      GROWTH                        FIXED INCOME                     MULTI-ASSET-CLASS
 INTERNATIONAL EQUITY              FIXED INCOME II
   MID CAP GROWTH                GLOBAL FIXED INCOME
   MID CAP VALUE                     HIGH YIELD
 SMALL CAP GROWTH               INTERMEDIATE DURATION
 SMALL CAP VALUE              INTERNATIONAL FIXED INCOME
      VALUE                       LIMITED DURATION
     VALUE II                 MORTGAGE-BACKED SECURITIES
                             MULTI-MARKET FIXED INCOME
                                     MUNICIPAL
                                   NY MUNICIPAL
                             SPECIAL PURPOSE FIXED INCOME
                                  TARGETED DURATION




           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the
                          adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.


Morgan Stanley Dean Witter Investment Management
One Tower Bridge, West Conshohocken, PA 19428.
For information, call Client Services at 1-800-354-8185.
Prices and Investment Results are available at 1-800-522-1525.

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

INVESTMENT SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE.....................
o       Investment Objectives, Principal Investment Strategies,
          Risks and Performance

         EQUITY PORTFOLIOS
         Emerging Markets Value ...........................................
         Equity ...........................................................
         Growth ...........................................................
         International Equity .............................................
         Mid Cap Growth ...................................................
         Mid Cap Value ....................................................
         Small Cap Growth .................................................
         Small Cap Value ..................................................
         Value ............................................................
         Value II .........................................................

         FIXED INCOME PORTFOLIOS ..........................................
         Cash Reserves ....................................................
         Domestic Fixed Income ............................................
         Fixed Income .....................................................
         Fixed Income II ..................................................
         Global Fixed Income ..............................................
         High Yield .......................................................
         Intermediate Duration ............................................
         International Fixed Income .......................................
         Limited Duration .................................................
         Mortgage-Backed Securities .......................................
         Multi-Market Fixed Income ........................................
         Municipal ........................................................
         NY Municipal .....................................................
         Special Purpose Fixed Income .....................................
         Targeted Duration ................................................

         BALANCED PORTFOLIOS
         Balanced .........................................................
         Balanced Plus ....................................................
         Multi-Asset-Class ................................................

o        Important Investment Information .................................

FEES AND EXPENSES
o        Shareholder Fees and Annual Portfolio Operating Expenses .........

SHAREHOLDER INFORMATION
o        How to Purchase and Redeem Institutional Class Shares ............
o        Dividends, Distributions and Taxes ...............................

MANAGEMENT
o        Information About the Adviser and the Portfolio Managers .........

FINANCIAL HIGHLIGHTS ......................................................

                               INVESTMENT SUMMARY

This section explains each Portfolio's:

o        Investment Objective
o        Principal Investment Strategy
o        Principal Risks

The following discussions use a number of important investment terms. These terms, printed in BOLD, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.


                              INVESTOR SUITABILITY

The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. While the Portfolios consider whether their securities transactional will generate distributions taxable at capital gains or ordinary income rates, minimizing such taxes is not a principal investment strategy. The Municipal and NY Municipal Portfolios may be suitable investments for persons who would benefit from tax-exempt income.

                                EQUITY PORTFOLIOS

EMERGING MARKETS VALUE PORTFOLIO

Objective:  The Emerging Markets Value Portfolio seeks long-term capital growth.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of issuers in emerging markets countries. The Adviser selects securities that it believes are undervalued at the time of purchase, based on its proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser evaluates international economic trends, and the relative attractiveness of the markets in different countries and individual issuers in those markets. The Adviser emphasizes valuation and liquidity in selecting countries in which to invest, and invests more in countries where common stocks generally have relatively low price/earnings, price/cash flow and price/book ratios.

--------------------------------------------------------------------------------
o Generally at least 65% invested in           o Benchmark:  MSCI Emerging
  emerging markets equity securities             Markets Free Index
o Focus on value securities                    o Ticker Symbol ________
o CUSIP No. _________
--------------------------------------------------------------------------------


Principal Risks: The Portfolio is subject to the risks of investing in foreign securities, particularly emerging market securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the U.S. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's investments will be denominated in foreign currencies. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over certain periods of time, underperform a portfolio of growth stocks.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the stock prices of a relatively small number of companies. The Portfolio also may be subject to the risks associated with derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Manager: Horacio A. Valeiras.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------




The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------

Emerging Markets Value Portfolio
--------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index
--------------------------------------------------------------------------------------------------------


EQUITY PORTFOLIO

Objective: The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector.

--------------------------------------------------------------------------------
o Generally at least 65% invested in equity          o Benchmark: S&P 500 Index
  securities                                         o Ticker Symbol ___________
o Equity capitalization generally greater than       o CUSIP No. __________
  $1 billion
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong, James J. Jolinger, Nicholas J. Kovich, Brian Kramp, Robert J. Marcin and Gary G. Schlarbaum.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Equity Portfolio
--------------------------------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO

Objective: The Growth Portfolio seeks long-term capital growth.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of large companies that the Adviser believes offer long-term growth potential. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser analyzes the fundamentals of large companies to identify those stocks that are considered "growth stocks" by the Adviser using proprietary measures of growth. The Portfolio will typically invest in stocks having higher growth rates, betas, and price/earnings ratios and lower dividend yields than the stock market in general as measured by the S&P 500 Index.

--------------------------------------------------------------------------------
o Generally 65% invested in equity securities       o Focus on growth securities
o Equity capitalization generally greater than      o Benchmark: S&P 500 Index
  $1 billion                                        o CUSIP No. ________
o Ticker Symbol _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Certain market conditions may favor growth stocks, while other conditions may favor value stocks. Accordingly, a portfolio of growth stocks may, over certain periods of time, underperform a portfolio of value stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong and Gary G. Schlarbaum.

INTERNATIONAL EQUITY PORTFOLIO

Objective: The International Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in FOREIGN EQUITY SECURITIES, i.e., common stock and other EQUITY SECURITIES issued by companies located or conducting most of their business outside of the U.S. The Portfolio invests in both industrialized countries and EMERGING MARKET COUNTRIES. The Adviser may use DERIVATIVES in managing the Portfolio. The Portfolio may hedge some or all of its foreign currency exposure when the Adviser believes it to be appropriate.

Process: The Adviser analyzes the economic conditions of countries around the world, the relative values of foreign currencies and the U.S. dollar, and the values of specific securities. The Adviser decides how much of the Portfolio's assets to invest in each country based on the valuations and liquidity of each market. The Adviser selects individual stocks based on their value characteristics, emphasizing value relative to cash flow, and short-term business dynamics. The Adviser diversifies the Portfolio's holdings across countries and industry sectors.

--------------------------------------------------------------------------------
o Generally 65% invested in foreign equity       o Benchmark: MSCI World Ex-U.S.
  securities in at least three countries           Index
o Ticker Symbol __________                       o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign equity securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. The Portfolio's investments in emerging market securities are subject to additional risks. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. The

Portfolio also may be subject to the risks associated with derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Hassan Elmasry and Horacio A. Valeiras.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
                                                                                              >
International Equity Portfolio
--------------------------------------------------------------------------------------------------------
MSCI World Ex-US Index
--------------------------------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO

Objective: The Mid Cap Growth Portfolio seeks long-term capital growth.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser particularly focuses on the expectations of stock analysts and invests the Portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

--------------------------------------------------------------------------------
o Generally 65% invested in equity    o Equity capitalization generally matching
  securities of mid-cap companies       the benchmark (currently $500 million to
o Focus on growth securities            $5 billion)
o Ticker Symbol ________              o Benchmark: S&P MidCap 400 Index
                                      o CUSIP No. ________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong and David P. Chu.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

                -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------
S&P Mid Cap 400 Index
--------------------------------------------------------------------------------------------------------

MID CAP VALUE PORTFOLIO

Objective: The Mid Cap Value Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

--------------------------------------------------------------------------------
o Generally at least 65% invested in         o Equity capitalization generally
  equity securities of mid cap companies       matching the benchmark (currently
o Focus on value securities                    $500 million to $6 billion)
o Ticker Symbol ________                     o Benchmark: S&P MidCap 400 Index
                                             o CUSIP No. _______
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Bradley S. Daniels, William B. Gerlach, Chris Leavy and Gary
G. Schlarbaum.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
S&P Mid Cap 400 Index
--------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH PORTFOLIO

Objective: The Small Cap Growth Portfolio's objective is long-term capital growth.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations in the range of companies included in the Russell 2000 Index. The Adviser particularly focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, the Portfolio invests in companies that appear to be capable of producing earnings that consistently beat market expectations. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate the most overvalued stocks from consideration. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research uncovers unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

--------------------------------------------------------------------------------
o Generally at least 65% invested in        o Equity capitalization range:
  equities of small-cap companies             $250 million to $2.5 billion
o Focus on growth securities                o Benchmark: Russell 2000 Index
o Ticker Symbol ________                    o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of small companies, while other conditions may favor value stocks or stocks of larger companies. Accordingly, a portfolio of small cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong and David P. Chu.

SMALL CAP VALUE PORTFOLIO  (Not currently being offered to new investors)

Objective: The Small Cap Value Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations in the range of companies included in the Russell 2000 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically with have lower price/earnings and price/book ratios than the stocks in the Russell 2000 Index. The Portfolio will normally keep its sector weightings within 5% of the index.

--------------------------------------------------------------------------------
o Generally at least 65% invested in      o Equity capitalization generally
  equities of small-cap companies           matching the benchmark (currently
o Focus on value securities                 $100 million to $2 billion)
o Ticker Symbol ________                  o Benchmark: Russell 2000 Index
                                          o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies. Accordingly, a portfolio of small cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Bradley S. Daniels, William B. Gerlach, Chris Leavy and Gary
G. Schlarbaum.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Small Cap Value  Portfolio
--------------------------------------------------------------------------------------------------------
Russell 2000 Index
--------------------------------------------------------------------------------------------------------

VALUE PORTFOLIO

Objective: The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations greater than $1.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

--------------------------------------------------------------------------------
o Generally at least 65% invested in equities       o Focus on value securities
o Equity capitalization generally greater           o Benchmark: S&P 500 Index
  than $1.5 billion                                 o CUSIP No. _________
o Ticker Symbol _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Richard M. Behler, Nicholas J. Kovich and Robert J. Marcin.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Value Portfolio
--------------------------------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------------------------------

VALUE II PORTFOLIO

Objective: The Value II Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations usually greater than $300 million. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser selects investments for the Portfolio, and decides which holdings to sell, based on value measures such as price/earnings ratios and price/book ratios. The Adviser also employs fundamental research to determine which undervalued securities are the most attractive. The Portfolio's sector weightings generally will approximate those of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
o Generally at least 65% invested in equities       o Focus on value securities
o Equity capitalization generally greater           o Benchmark: Russell 1000
  than $300 million                                   Value Index
o Ticker Symbol _________                           o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over certain periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Richard M. Behler, James J. Jolinger, Brian Kramp and Robert
J. Marcin.

                             FIXED INCOME PORTFOLIOS

CASH RESERVES PORTFOLIO

Objective: The Cash Reserves Portfolio's objective is to realize maximum current income, consistent with the preservation of capital and liquidity.

Approach: The Portfolio invests exclusively in liquid, high quality money market instruments. These securities may include commercial paper, certificates of deposit, U.S. Treasury bills, floating rate notes and repurchase agreements, among others. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security may have an expected maturity in excess of 397 days.

Process: The Adviser determines the appropriate average maturity for the Portfolio based on its view of the direction of short term interest rates over the next one to six months. The Adviser invests in a variety of securities in order to diversify credit risk, as well as interest rate risk. Securities are selected on the basis of their value, adjusted for risk.

--------------------------------------------------------------------------------
o Dollar weighted average maturity      o 100% of non-U.S. Government securities
  less than 90 days                       rated A-1/P-1 or better
o Individual maturities 397 days        o Benchmark: Lipper Money Market Index
  or less                               o CUSIP No. ___________
o Ticker Symbol _________
--------------------------------------------------------------------------------

Principal Risks: The market prices of fixed income securities generally rise and fall in response to changes in interest rates and the credit quality of individual issuers. Please read the section entitled "Important Investment Information" for more information about these risks. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Managers: Abigail Jones Feder and Daniel M. Niland.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. The Lipper Money Market Average is an index that shows the performance of other money market funds. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. You may obtain the Portfolio's SEC 7-day current yield by calling 1-800-522-1525.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------------------------------
Salomon 1-Month Treasury Bill Index
--------------------------------------------------------------------------------------------------------
Lipper Money Market Average
--------------------------------------------------------------------------------------------------------

DOMESTIC FIXED INCOME PORTFOLIO

Objective: The Domestic Fixed Income Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests exclusively in U.S. Government securities and other investment grade FIXED INCOME SECURITIES of U.S. issuers, including corporate bonds and MORTGAGE SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

--------------------------------------------------------------------------------
o 100% U.S. issuers                       o Average weighted maturity generally
o Generally at least 65% invested           greater than 5 years
  in fixed income securities              o May invest over 50% in mortgage
o 80% of fixed income securities            securities
  rated A or higher (or equivalent)       o Benchmarks: Salomon Broad Investment
o Up to 20% of fixed income                 Grade; Lehman Brothers Aggregate
  securities rated BBB (or equivalent)    o CUSIP No. _________
o Ticker Symbol ________
--------------------------------------------------------------------------------
Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO

Objective: The Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a diversified portfolio of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and to a limited extent, FOREIGN FIXED INCOME SECURITIES. The Portfolio invests primarily in investment grade securities, but also may invest a portion of its assets in HIGH YIELD SECURITIES, also known as "junk bonds." The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

--------------------------------------------------------------------------------
o Generally at least 65% invested        o May invest over 50% in mortgage
  in fixed income securities               securities
o Average weighted maturity              o Benchmarks: Salomon Broad Investment
  generally greater than                   Grade; Lehman Brothers Aggregate
  5 years                                o CUSIP No. ________
o 80% investment grade securities
o Up to 20% high yield securities
o Ticker Symbol ________
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]


      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO II

Objective: The Fixed Income Portfolio II seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in U.S. Government securities and other investment grade FIXED INCOME SECURITIES, including corporate bonds and MORTGAGE SECURITIES. The Portfolio invests principally in securities of U.S. issuers, and to a limited extent in foreign fixed income securities. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

--------------------------------------------------------------------------------
o Generally at least 65% invested         o May invest over 50% in mortgage
  in fixed income securities                securities
o 100% investment grade securities        o Benchmarks: Salomon Broad Investment
o Average weighted maturity generally       Grade; Lehman Brothers Aggregate
  greater than 5 years                    o CUSIP No. __________
o Ticker Symbol __________

--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives.

Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Fixed Income Portfolio II
--------------------------------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------------------------------

GLOBAL FIXED INCOME PORTFOLIO

Objective: The Global Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in high grade FIXED INCOME SECURITIES of U.S. and foreign issuers. In the U.S., the Portfolio will invest primarily in a combination of U.S. government, corporate and MORTGAGE SECURITIES offering attractive values. The Portfolio may invest in HIGH YIELD SECURITIES and emerging market fixed income securities to a limited extent. Most of the Portfolio's FOREIGN FIXED INCOME SECURITIES will be issued by foreign governments and international organizations (e.g., the World Bank). The Adviser may use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser uses fundamental research on relative values, together with analysis of economic, interest rate and exchange rate trends, to determine the desired country, currency and DURATION exposures for the Portfolio. The portfolio managers then select particular securities for the Portfolio in various sectors within the overall guidelines set by the management team.

--------------------------------------------------------------------------------
o Generally at least 65% invested          o Average weighted maturity generally
  in fixed income securities of              greater than 5 years
  issuers in at least 3 countries,         o Benchmark: Salomon World Government
  including the U.S.                         Bond Index
o 95% investment grade securities          o Ticker Symbol __________
o Up to 5% invested in high yield          o CUSIP No. __________
  securities
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the prices of fixed income securities of a relatively small number of companies. The Portfolio also is subject to the risks associated with investing in derivatives and, to a limited extent, high yield securities and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: J. David Germany, Michael Kushma, Paul F. O'Brien, Ram Willner and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon World Government Bond Index
--------------------------------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO

Objective: The High Yield Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in HIGH YIELD SECURITIES (commonly referred to as "junk bonds"). The Portfolio also may invest in other FIXED INCOME SECURITIES, including U.S. Government securities, MORTGAGE SECURITIES, and investment grade corporate bonds. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer.

--------------------------------------------------------------------------------
o Average weighted maturity generally     o Benchmark: Salomon High Yield Market
  greater than 5 years                      Index
o Generally at least 65% invested in      o CUSIP No. ____________
  high yield securities                   o Ticker Symbol ____________

--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in HIGH YIELD SECURITIES expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Robert E. Angevine, Thomas L. Bennett and Stephen F. Esser.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
High Yield Portfolio
--------------------------------------------------------------------------------------------------------
Salomon High Yield Market Index
--------------------------------------------------------------------------------------------------------

INTERMEDIATE DURATION PORTFOLIO

Objective: The Intermediate Duration Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in U.S. Government securities and investment grade corporate, MORTGAGE and other FIXED INCOME SECURITIES. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Portfolio maintains an average duration of between two and five years. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the Portfolio's maturity and DURATION in anticipation of long-term trends in interest rates and inflation. The Adviser analyzes interest rates, the yield curve, the relative appeal of U.S. versus foreign fixed income securities, credit quality and the likelihood of prepayments. The Adviser perceives high real interest rates and a steep yield curve as indicators of value. The portfolio management team selects individual securities based on their relative values.

--------------------------------------------------------------------------------
o Generally at least 65% invested      o May invest over 50% in mortgage
  in fixed income securities             securities
o 100% investment grade securities     o Benchmark: Lehman Brothers Intermediate
o Average duration 2-5 years             Government/Corporate Index
o Ticker Symbol _________              o CUSIP No. __________
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Angelo G. Manioudakis and Scott F. Richard.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio
--------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Government/Corporate Index
--------------------------------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME PORTFOLIO

Objective: The International Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in high grade FOREIGN FIXED INCOME SECURITIES. The Portfolio may invest to a limited degree IN HIGH YIELD SECURITIES and EMERGING MARKET FIXED INCOME SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The portfolio management team determines the desired country, currency and duration exposures for the Portfolio. The Adviser manages the Portfolio's DURATION and exposure to particular countries and currencies by conducting fundamental research on relative values and analyzing economic, interest rate and exchange rate trends. The portfolio managers select particular securities for the Portfolio in various sectors within the overall guidelines set by the team.

--------------------------------------------------------------------------------
o Generally at least 80% invested         o Average weighted maturity generally
  in fixed income securities of             greater than 5 years
  issuers in at least 3 countries         o Benchmark: Salomon World Government
  other than than the U.S.                  Bond Ex-U.S. Index
o 95% investment grade securities         o Ticker Symbol ___________
o Up to 5% invested in high yield         o CUSIP No. _________
  securities
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the price of fixed income securities of a relatively small number of companies. The Portfolio also is subject to the risks associated with investing in derivatives, HIGH YIELD SECURITIES and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: J. David Germany, Michael Kushma, Paul F. O'Brien and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon World Government Bond Ex-U.S. Index
--------------------------------------------------------------------------------------------------------

LIMITED DURATION PORTFOLIO

Objective: The Limited Duration Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in U.S. Government securities and other investment grade FIXED INCOME SECURITIES, including corporate bonds and mortgage securities. While the Portfolio generally does not invest in FOREIGN SECURITIES, it may invest in BRADY BONDS The Portfolio maintains an average duration of between one and three years. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser seeks to earn excess returns by actively managing the interest rate risk of the portfolio and by selecting attractive individual securities. The Adviser perceives times of high real interest rates and steep curves as good times to have extra interest rate risk, and manages the portfolio's DURATION accordingly. The Adviser selects specific securities based on their relative as compared with U.S. Treasury securities, and taking into account their yield spreads as adjusted to reflect option and credit risk.

--------------------------------------------------------------------------------
o Generally at least 65% invested         o Average duration 1-3 years
  in fixed income securities              o Benchmark: Salomon 1-3 Year
o 100% investment grade securities          Treasury/Government Sponsored Index
o May invest in Brady Bonds               o CUSIP No. _________
o Ticker Symbol _________
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Michele A. Kreisler and Scott F. Richard.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
--------------------------------------------------------------------------------------------------------
Salomon 1-3 Year Treasury/Government
  Sponsored Index
--------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES PORTFOLIO

Objective: The Mortgage-Backed Securities Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in MORTGAGE SECURITIES of U.S. Government and private issuers, and in MORTGAGE DERIVATIVES. The Portfolio also may invest in other U.S. Government securities and short term FIXED INCOME SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser sets targets for how the Portfolio should respond to changes in interest rates, the yield curve, and prepayment rates on underlying mortgages. The Adviser may make the Portfolio more sensitive to changes in interest rates when bonds offer greater value based on interest rates adjusted for inflation. Similarly, the Adviser may increase the Portfolio's sensitivity to changes in the yield curve when long maturity interest rates offer exceptional value relative to short maturity interest rates. The Adviser also may increase the Portfolio's exposure to prepayments on underlying mortgages when mortgage yields, adjusted for the expected level of prepayments, indicate unusual value in mortgage securities.

--------------------------------------------------------------------------------
o Generally at least 65% invested         o Average weighted maturity generally
  in mortgage securities                    greater than 7 years
o 100% investment grade securities        o Average duration generally 2-7 years
o Ticker Symbol _________                 o Benchmark: Lehman Mortgage Index
                                          o CUSIP No. __________
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is primarily exposed to the risks associated with investing in mortgage securities. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Kenneth B. Dunn, Scott F. Richard and Roberto Sella.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  ------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
--------------------------------------------------------------------------------------------------------
Lehman Mortgage Index
--------------------------------------------------------------------------------------------------------

MULTI-MARKET FIXED INCOME PORTFOLIO

Objective: The Multi-Market Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a diversified portfolio of U.S. and FOREIGN FIXED INCOME SECURITIES, including HIGH YIELD SECURITIES (commonly referred to as "junk bonds") and EMERGING MARKETS SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser determines the Portfolio's overall maturity and DURATION targets and sector allocations. The portfolio managers then select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser may increase or decrease the Portfolio's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Portfolio invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and HIGH YIELD SECURITIES, based on the Adviser's perception of their relative values.

--------------------------------------------------------------------------------
o Generally at least 65% invested       o Benchmark: weighted blend of quarterly
  in fixed income securities              returns of the following:
o Average weighted maturity generally     60% Salomon Broad Investment Grade
  greater than 5 years                       Index
o CUSIP No. _________                     20% Salomon World Government Bond
o Ticker Symbol _________                    Ex-U.S. Index
                                          12% Salomon High Yield Market Index
                                           8% J.P. Morgan Emerging Markets Bond
                                             Index
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

The Portfolio's investments in HIGH YIELD SECURITIES expose it to a substantial degree of credit risk. Prices of HIGH YIELD SECURITIES will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn, Stephen F. Esser, J. David Germany and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  -------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon Broad Index
--------------------------------------------------------------------------------------------------------
Salomon World Government Bond Ex-U.S. Index
--------------------------------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO

Objective: The Municipal Portfolio's objective is to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax.

Approach: The Portfolio invests principally in FIXED INCOME SECURITIES issued by local, state and regional governments that provide income that is exempt from federal income taxes (commonly called municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the alternative minimum tax, and fixed income securities the interest on which is taxable. The Portfolio may invest in HIGH YIELD municipal securities (commonly called "junk bonds"). The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser will vary the Portfolio's average DURATION and maturity and the amount invested in particular types of securities based on its outlook for the economy and interest rates and its analysis of the risks and rewards offered by different investments. The Adviser analyzes the credit risk posed by specific securities considered for investment. The Adviser also takes into consideration the risk that an issuer may call specific securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower interest rate.

----------------------------------------------------------- --------------------
o Generally at least 80% of income      o Benchmark: a weighted blend of
  will be exempt from regular             quarterly returns of the
  federal income tax                      following:
o 80% investment grade securities       50% Lehman 5-Year Municipal Bond Index
o Up to 20% HIGH YIELD SECURITIES       50% Lehman 10-Year Municipal Bond Index
o Average weighted maturity generally   o CUSIP No. ___________
  5-10 years                            o Ticker Symbol _________
----------------------------------------------------------- --------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The Portfolio's investments in HIGH YIELD SECURITIES expose it to a substantial degree of credit risk. Prices of HIGH YIELD SECURITIES will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Steven K. Kreider and Neil Stone.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.



                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.




--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  -------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Municipal Portfolio
--------------------------------------------------------------------------------------------------------
Lehman 5-Year Municipal Bond Index
--------------------------------------------------------------------------------------------------------
Lehman 10-Year Municipal Bond Index
--------------------------------------------------------------------------------------------------------
Blended Municipal Index **
--------------------------------------------------------------------------------------------------------



** The Blended Municipal Index is an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96, and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter.

NY MUNICIPAL PORTFOLIO

Objective: The NY Municipal Portfolio's objective is to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal and New York State and New York City personal income tax.

Approach: The Portfolio invests principally in FIXED INCOME SECURITIES issued by local, state and regional governments that provide income that is exempt from federal income taxes (commonly called municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the alternative minimum tax, and securities the interest on which is taxable. The Portfolio may invest in HIGH YIELD municipal securities (commonly called "junk bonds"). The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser will vary the Portfolio's average DURATION and maturity and the amount invested in particular types of securities based on its outlook for the economy and interest rates and its analysis of the risks and rewards offered by different investments. The Adviser analyzes the credit risk posed by specific securities considered for investment. The Adviser also takes into consideration the risk that an issuer may call specific securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower interest rate.

----------------------------------------------------------- --------------------
o Generally at least 80% of assets    o Average weighted maturity generally
  invested in municipal securities      5-10 years
o Generally at least 65% invested     o Benchmark: a weighted blend of quarterly
  in NY municipal securities            returns of the following:
o 80% investment grade securities       50% Lehman 5-Year Municipal Bond Index
o Up to 20% HIGH YIELD SECURITIES       50% Lehman 10-Year Municipal Bond Index
o CUSIP No. ___________               o Ticker Symbol _________
----------------------------------------------------------- --------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The Portfolio's concentration in New York State municipal securities exposes it to greater credit risk that would be the case for a nationally diversified fund. Economic or political changes in New York State may affect municipal issuers' ability to repay principal and to make scheduled interest payments on the Portfolio's securities. Changes in municipal issuers' financial conditions or credit ratings also may adversely affect the value of the Portfolio's holdings.

The Portfolio's investments in HIGH YIELD SECURITIES expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks associated with using derivatives.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, a single adverse economic or regulatory occurrence may have a greater impact on the value of the Portfolio's holdings than would be the case with a more diversified portfolio of municipal securities. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Kenneth B. Dunn, Steven K. Kreider and Scott F. Richard.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

Objective: The Special Purpose Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in U.S. FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, HIGH YIELD SECURITIES (commonly called "junk bonds"), and MORTGAGE SECURITIES. It may also invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Portfolio's maturity and DURATION strategy and sector allocations are based on the assumption that investors are combining an investment in this Portfolio with an equity investment. The Adviser determines the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser manages the Portfolio's average maturity and duration in anticipation of long-term trends in the economy, interest rates and inflation.

--------------------------------------------------------------------------------
o Generally at least 65% invested in     o May invest over 50% of assets in
  fixed income securities                  mortgage securities
o Average weighted maturity generally    o Benchmarks: Salomon Broad Investment
  greater than 5 years                     Grade; Lehman Brothers Aggregate
o Ticker Symbol ________                 o CUSIP No. _______

--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, high yield securities and foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.


                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

              -------------------------------------------------
                    High Quarter              Low Quarter
              -------------------------------------------------
                    __/__ - __/__            __/__ - __/__

                        ___%                     ___%
              -------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.




--------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/98
                                                  -------------------------------------------------------
                                                       1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------------------------------

TARGETED DURATION PORTFOLIO

Objective: The Targeted Duration Portfolio seeks above average total return consistent with reasonable risk.

Approach: The Portfolio invests in a broad range of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio intends to approximate the duration of the Merrill Lynch 1-3 Year Government Bond Index (currently 1.7 years). It may also invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser tries to achieve the Portfolio's objectives by allocating its assets among broad fixed income sectors, as well as by selecting attractive individual securities within each of those sectors. The portfolio management team makes both the sector allocation decision and the security selections based on relative value. The Adviser uses U.S. Treasury securities and Treasury futures to try to have the Portfolio's sensitivity to changes in interest rates equal to that of the Merrill Lynch 1-3 Year Government Bond Index.

--------------------------------------------------------------------------------
o Generally at least 65% invested           o May invest over 50% in mortgage
  in fixed income securities                  securities
o Average duration will approximate the     o Benchmark: Merrill Lynch 1-3 Year
  benchmark (currently 1.7 years)             Government Bond Index
o 80% investment grade securities           o Ticker Symbol ____________
o Up to 20% high yield securities           o CUSIP No. ____________

--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Michele A. Kreisler and Scott F. Richard.

BALANCED PORTFOLIO

Objective: The Balanced Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a mix of EQUITY and FIXED INCOME SECURITIES. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in FOREIGN EQUITY and FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKETS SECURITIES. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly called "junk bonds"), and foreign fixed income securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities.

--------------------------------------------------------------------------------
o Generally 45-75% invested in       o Equity capitalization generally greater
   equities,25-55% in fixed            than $1 billion
   income securities                 o Average weighted maturity of fixed income
o At least 25% invested in senior      securities generally greater than 5 years
  fixed income securities            o Benchmark: weighted blend of quarterly
o Up to 25% invested in foreign        returns of
  equity and foreign fixed           60% S&P 500 Index
  income securities                  40% Salomon Broad Investment Grade Index
o Up to 10% invested in Brady        o CUSIP No. ___________
  Bonds (a type of emerging market
  fixed income security)
o Ticker Symbol ___________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally consider to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

* Total Return for the period October 1 - December 31, 1998 was __%.

             ------------------------------------------------
                   High Quarter              Low Quarter
             ------------------------------------------------
                  __/__ - __/__            __/__ - __/__

                       ___%                     ___%
             ------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 --------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                      AS OF 12/31/98
                                                   ----------------- ----------------- ------------------
                                                        1 YEAR           5 YEARS           10 YEARS
 --------------------------------------------------------------------------------------------------------
 Balanced Portfolio
 --------------------------------------------------------------------------------------------------------
 S&P 500 Index
 --------------------------------------------------------------------------------------------------------
 Salomon Broad Investment Grade Index
 --------------------------------------------------------------------------------------------------------
 60/40 Blended Index **
 --------------------------------------------------------------------------------------------------------

--------
** The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

BALANCED PLUS PORTFOLIO

Objective: The Balanced Plus Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a mix of U.S. and FOREIGN EQUITY and FIXED INCOME SECURITIES. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio generally will invest at least 65% of its assets in issuers located or doing most of their business in at least three countries, including the U.S. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities.

--------------------------------------------------------------------------------
o Generally at least 65% invested   o Average weighted maturity of fixed
  in issuers located in at least      income securities generally greater than
  3 countries, including the U.S.     5 years
o Equity capitalization generally   o Benchmark: a weighted blend of quarterly
  greater than $1 billion             billion returns of
o At least 25% senior fixed         54% S&P 500 Index
  income securities                 40% Salomon Broad Investment Grade Index
o Ticker Symbol __________           6% MSCI World Ex U.S. Index
                                    o CUSIP No. __________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

MULTI-ASSET-CLASS PORTFOLIO

Objective: The Multi-Asset-Class Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other in order to improve potential return and control the Portfolio's overall risks. The Portfolio invests in EQUITY SECURITIES and FIXED INCOME SECURITIES of U.S. and foreign issuers, including EMERGING MARKET SECURITIES, in accordance with the Adviser's target allocation among certain asset classes. The Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, foreign government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment.

--------------------------------------------------------------------------------
o Generally at least 65% invested       o Benchmark: a weighted blend of
  in issuers located in at least          quarterly returns of
  3 countries, including the U.S.       50% S&P 500 Index
o Equity capitalization generally       14% MSCI EAFE-GDP Weighted Index
  greater than $1 billion               24% Salomon Broad Investment Grade Index
o Average weighted maturity of           6% Salomon World Government Bond
  fixed income securities generally         Ex-U.S. Index
  greater than 5 years                   6% Salomon High Yield Market Index
o Ticker Symbol __________              o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

The bar chart and table below show the Portfolio's performance year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      *Total Return for the period October 1 - December 31, 1998 was __%.

                -------------------------------------------------
                            High Quarter        Low Quarter
                -------------------------------------------------
                           --/-- - --/--     --/-- - --/--
                             ---%                  ---%
                -------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


      --------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                           AS OF 12/31/98
                                                        ------------------------------------------------------
                                                             1 YEAR           5 YEARS           10 YEARS
      --------------------------------------------------------------------------------------------------------
      Multi-Asset-Class Portfolio
      --------------------------------------------------------------------------------------------------------
      S&P 500 Index
      --------------------------------------------------------------------------------------------------------
      Salomon Broad Investment Grade Index
      --------------------------------------------------------------------------------------------------------
      MSCI EAFE-GDP Weighted Index
      --------------------------------------------------------------------------------------------------------
      Blended Index **
      --------------------------------------------------------------------------------------------------------

** The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE-GDP Weighted Index, 6% Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S.
Index.

                        IMPORTANT INVESTMENT INFORMATION

This section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. Equity securities in which the Portfolios may invest may be publicly traded on securities exchanges or over-the-counter. The Portfolios also may invest in securities that are not publicly traded. These securities may be more difficult to sell than other equity securities and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Equity securities are subject to the risk that prices will fluctuate in response to events affecting particular issuers, or entire industries or markets. Smaller companies are subject to additional risks because they may have more limited markets and financial resources, narrower product lines or lack of depth of management. Smaller companies' securities also may be less liquid, and subject to more abrupt or erratic price movements. ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Fund treats ADRs as U.S. securities.

Growth stocks generally are characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P Index. Value stocks are those stocks that are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios ad price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities; securities issued by federal or federally sponsored agencies ("agencies"); corporate bonds; asset-backed securities; mortgage securities; high yield securities; municipal bonds; loan participations and assignments; zero coupon bonds; convertible securities; Yankee bonds; repurchase agreements; commercial paper; and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described under FOREIGN SECURITIES, below.

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

Mortgage Securities: Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

High Yield Securities: Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Yankee Bonds: Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the U.S. They are considered U.S. securities for purposes of the Portfolios' investment policies (except for the Domestic Fixed Income Portfolio).

FOREIGN SECURITIES

While many of the characteristics and risks of foreign equity and fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the U.S. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below under FORWARDS and FUTURES. The Adviser may in its discretion choose not to hedge against currency risks. In addition, certain market conditions may make it impractical or uneconomical to do so.

Emerging Markets Securities: Investing in emerging markets securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. BRADY BONDS may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

Derivatives sometimes offer the most economic way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices and commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

Risks of Derivatives: The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

--------------------------------------------------------------------------------
The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each Portfolio, except the Cash Reserves Portfolio, may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.
--------------------------------------------------------------------------------

Mortgage Derivatives: CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

--------------------------------------------------------------------------------
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Portfolio                       Management       Distribution     Other        Total Annual Fund    After MAS Waiver/
                                Fees*            (12b-1) Fees     Expenses     Operating Expenses*  Reimbursement
                                                                                                      <C.
Emerging Markets Value               %              None             %                %                   %
Portfolio

Equity Portfolio                     %              None             %                %                   %

Growth Portfolio                     %              None             %                %                   %

International Equity                 %              None             %                %                   %
Portfolio

Mid Cap Growth Portfolio             %              None             %                %                   %

Mid Cap Value Portfolio              %              None             %                %                   %

Small Cap Growth Portfolio           %              None             %                %                   %


Small Cap Value Portfolio            %              None             %                %                   %

Value Portfolio                      %              None             %                %                   %


Value II Portfolio                   %              None             %                %                   %

Cash Reserves Portfolio              %              None             %                %                   %

Domestic Fixed Income                %              None             %                %                   %
Portfolio

Fixed Income Portfolio               %              None             %                %                   %

Fixed Income Portfolio II            %              None             %                %                   %

Global Fixed Income                  %              None             %                %                   %
Portfolio

High Yield Portfolio                 %              None             %                %                   %

Intermediate Duration                %              None             %                %                   %
Portfolio

                                       66


International Fixed Income           %              None             %                %                   %
Portfolio

Limited Duration Portfolio           %              None             %                %                   %

Mortgage-Backed Securities           %              None             %                %                   %
Portfolio

Multi-Market Fixed Income            %              None             %                %                   %
Portfolio

Municipal Portfolio                  %              None             %                %                   %

NY Municipal Portfolio               %              None             %                %                   %

Special Purpose Fixed                %              None             %                %                   %
Income Portfolio

Targeted Duration Portfolio          %              None             %                %                   %

Balanced Portfolio                   %              None             %                %                   %

Balanced Plus Portfolio              %              None             %                %                   %

Multi-Asset-Class Portfolio          %              None             %                %                   %


* The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

Example

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      EQUITY                            1 Year           3 Years         5 Years        10 Years
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio                           $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                           $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                           $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                             $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                                   $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                    $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                                 $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                                  $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Value Portfolio                                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Value II Portfolio                                         $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------

                                       68


                   FIXED INCOME                         1 Year           3 Years         5 Years        10 Years
--------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                    $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                     $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                                  $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                              $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                       $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio                       $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                                 $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                       $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                        $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Municipal Portfolio                                        $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio                                     $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                     $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio                                $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
                     BALANCED
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                         $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio                                    $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                                $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------------------------------------------------------------------------

                         GENERAL SHAREHOLDER INFORMATION

PURCHASING SHARES

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations).

Institutional Class Shares of each portfolio, except for the Cash Reserves Portfolio, may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order. Institutional Class Shares of the Cash Reserves Portfolio may be purchased at the NAV next determined after we receive your purchase order and the Fund's Custodian Bank, The Chase Manhattan Bank ("Chase") receives monies credited by a Federal Reserve Bank ("Federal Funds").

INITIAL PURCHASE BY MAIL: You may open an account by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE: You may purchase Institutional Class Shares of each portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

            The Chase Manhattan Bank
            1 Chase Manhattan Plaza
            New York, NY  10081
            ABA #021000021
            DDA #910-2-734143
            Attn: MAS Funds Subscription Account
            Ref: (Portfolio Name, Account Number, Account Name)


You can also make purchases in the Cash Reserves Portfolio by Federal Funds wire to Chase. If we receive notification of your order prior to 12:00 noon (Eastern
Time) and Chase receives the funds the same day, then your purchase will become effective and begin to earn income on that day. If we receive notification of your order after 12:00 noon (Eastern Time), then your purchase will be effective on the next business day.

Additional Investments: You may make additional investments of Institutional Class Shares at the NAV (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. For the Cash Reserves Portfolio, Client Services must receive notification of your Federal Funds wire by 12:00 noon (Eastern Time). We normally credit purchases made by check in the Cash Reserves Portfolio at the NAV determined two business days after we receive the check.

OTHER PURCHASE INFORMATION: We may suspend the offering of shares, or any class of shares, of any portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL: Each portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a)  The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE: If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling MAS Funds' Client

Services Group at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE: Written requests in good order for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0686.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the following portfolios at the following times on each day the portfolio(s) is open for business:

o  Equity portfolios as of the close of the NYSE (normally 4:00 p.m.
   Eastern Time).

o Fixed-income portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

o Balanced, Balanced Plus and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets.

o  Cash Reserves Portfolio as of 12:00 noon (Eastern Time).

When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A portfolio's NAV may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed. A fixed-income portfolio may be open on a day when U.S. bond markets are closed, such as Columbus Day. On such a day, the NAV of the fixed-income portfolios will still be determined at 4:00 p.m. Eastern Time that day, but purchase orders via wire will not be effective until the following day.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE: You may exchange each portfolio's Institutional Class Shares for Institutional Class Shares of the Fund's other portfolios based on their respective NAVs. The exchange privilege is only available with respect to portfolios offering Institutional Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

DIVIDENDS & DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

------------------------------------------------------------------------------------------------
          Portfolio                         Monthly          Quarterly            Annually
------------------------------------------------------------------------------------------------
 Balanced                                                        X
------------------------------------------------------------------------------------------------
 Balanced Plus                                                   X
------------------------------------------------------------------------------------------------
 Cash Reserves                                 X
------------------------------------------------------------------------------------------------
 Domestic Fixed Income                                           X
------------------------------------------------------------------------------------------------
 Emerging Markets Value                                                              X
------------------------------------------------------------------------------------------------
 Equity                                                          X
------------------------------------------------------------------------------------------------
 Fixed Income                                                    X
------------------------------------------------------------------------------------------------
 Fixed Income II                                                 X
------------------------------------------------------------------------------------------------
 Global Fixed Income                                             X
------------------------------------------------------------------------------------------------
 Growth                                                          X
------------------------------------------------------------------------------------------------
 High Yield                                                      X
------------------------------------------------------------------------------------------------
 Intermediate Duration                         X
------------------------------------------------------------------------------------------------
 International Equity                                                                X
------------------------------------------------------------------------------------------------
 International Fixed Income                                      X
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
          Portfolio                         Monthly          Quarterly            Annually
------------------------------------------------------------------------------------------------
 Limited Duration                              X
------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                                      X
------------------------------------------------------------------------------------------------
 Mid Cap Value                                                                       X
------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities                                      X
------------------------------------------------------------------------------------------------
 Multi-Asset-Class                                               X
------------------------------------------------------------------------------------------------
 Multi-Market Fixed Income                                       X
------------------------------------------------------------------------------------------------
 Municipal                                     X
------------------------------------------------------------------------------------------------
 NY Municipal                                  X
------------------------------------------------------------------------------------------------
 Small Cap Growth                                                                    X
------------------------------------------------------------------------------------------------
 Small Cap Value                                                                     X
------------------------------------------------------------------------------------------------
 Special Purpose Fixed Income                                    X
------------------------------------------------------------------------------------------------
 Targeted Duration                             X
------------------------------------------------------------------------------------------------
 Value                                                           X
------------------------------------------------------------------------------------------------
 Value II                                                        X
------------------------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise in writing. If you want to change how your dividends are paid you must notify MAS in writing.

TAXES

Income dividends you receive (except from the Municipal Portfolio) will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

The Municipal and NY Municipal Portfolios intend to pay "exempt-interest" dividends which are excluded from your gross income for federal income tax purposes. When you receive exempt-interest dividends they may be subject to state and local taxes, although some states allow you to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within your state of residence.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

INVESTMENT ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and as of ________ had in excess of $___ billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's contractual and actual rates of compensation for the Fund's 1998 fiscal year.

                                         Contractual              FY 1998
                                         Compensation              Actual
                                            Rate            Compensation Rate
Emerging Markets Value Portfolio
Equity Portfolio
Growth Portfolio
International Equity Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio
Value II
Cash Reserves Portfolio
Domestic Fixed Income Portfolio
Fixed Income Portfolio
Fixed Income Portfolio II
Global Fixed Income Portfolio
High Yield Portfolio

Intermediate Duration Portfolio
International Fixed Income Portfolio
Limited Duration Portfolio
Mortgage-Backed Securities Portfolio
Multi-Market Fixed Income Portfolio
Municipal Portfolio
NY Municipal
Special Purpose Fixed Income Portfolio
Targeted Duration
Balanced Portfolio
Balanced Plus Portfolio
Multi-Asset-Class Portfolio


* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the_______________________ Portfolio, _______________
  Portfolio, _________________ Portfolio, and _____________________ Portfolio
  to keep Total Operating Expenses from exceeding ____%, ____%, ____%, and ____%, respectively.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

Robert E. Angevine, Principal, Morgan Stanley, joined Morgan Stanley Asset Management in 1988. He joined the management team for the High Yield Portfolio in 1996.

Arden C. Armstrong, Managing Director, Morgan Stanley, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity Portfolio in 1994.

Richard M. Behler, Principal, Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

Thomas L. Bennett, Managing Director, Morgan Stanley, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special

Purpose Fixed Income and Balanced Portfolio in 1992, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

David P. Chu, Vice President, Morgan Stanley, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth Portfolio in 1998.

Bradley S. Daniels, Vice President, Morgan Stanley, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

Hassan Elmasry, Principal, Morgan Stanley, joined MAS in 1995. He served as First Vice President & International Equity Portfolio Manager from 1987 through 1995 for Mitchell Hutchins Asset Management. He joined the management team for the International Equity Portfolio in 1996.

Stephen F. Esser, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

Abigail Jones Feder, Principal, Morgan Stanley, joined Morgan Stanley in 1985. She joined the management team for the Cash Reserves Portfolio in 1996.

William B. Gerlach, Principal, Morgan Stanley, joined MAS in 1991. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. David Germany, Managing Director, Morgan Stanley, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

James J. Jolinger, Principal, Morgan Stanley, joined MAS in 1994. He served as Equity Analyst for Oppenheimer Capital from 1987-1994. He joined the management team for the Equity Portfolio in 1997.

Nicholas J. Kovich, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

Brian Kramp, Vice President, Morgan Stanley, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, Corestates Investment Advisors from 1985-1997. He joined the management team for the Equity Portfolio in 1998.

Steven K. Kreider, Principal, Morgan Stanley, joined MAS in 1988. He joined the management team for the Municipal and the PA Municipal Portfolios in 1992.

Michele A. Kreisler, Vice President, joined MAS in 1994. She received her Ph.D. in Finance from the Wharton School of the University of Pennsylvania in 1996. She served as a Fixed Income Analyst from 1994 to 1995 and as a Portfolio Manager from 1995 to 1998. She joined the Portfolio Management Teams of the Targeted Duration and Limited Duration Portfolios in 1998.

Michael Kushma, Principal, Morgan Stanley, joined Morgan Stanley in 1988. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Chris Leavy joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993-1994. He joined the management team for the Mid Cap Value and Small Cap Value Portfolio in 1998.

Angelo G. Manioudakis joined MAS in 1993. He attended Harvard Graduate School of Business Administration from 1991 to 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the Portfolio Management Team for the Intermediate Duration Portfolio in 1998.

Robert J. Marcin, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

Daniel M. Niland, Vice President, Morgan Stanley, joined Morgan Stanley in 1997. He served as Vice President/Portfolio Manager at J.P. Morgan & Co. from 1987-1996 and as Vice President/Senior Portfolio Manager at Citibank Global Asset Management from 1996-1997. He joined the management team for the Cash Reserves Portfolio in 1998.

Paul F. O'Brien, Principal, Morgan Stanley, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Scott F. Richard, Managing Director, Morgan Stanley, joined MAS in 1992. He joined the management team for the Mortgage-Backed Securities Portfolio in 1992, the Limited Duration, Intermediate Duration and the Advisory Mortgage Portfolio in 1995.

Gary G. Schlarbaum, Managing Director, Morgan Stanley; Director, MAS Fund Distribution, Inc.; joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Growth Portfolio in 1993, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Roberto Sella, Principal, Morgan Stanley, joined MAS in 1992. He joined the management team for the Mortgage-Backed Securities Portfolio in 1998.

Neil Stone, Vice President, joined MAS in 1996. He served as Director of Fixed Income Research at CS First Boston Corporation from 1985 to 1995, and as Vice President of Mortgage Research at Morgan Stanley from 1995 to 1996. He joined the management team for the Municipal Portfolio in 1998.

Horacio A. Valeiras, Managing Director, Morgan Stanley, joined MAS in 1992. He joined the management team for the International Equity Portfolio in 1992, the Emerging Markets Value Portfolio in 1993, the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Ram Willner, Principal, Morgan Stanley, joined MAS in 1998. He served as a Market Strategist, Risk Control Manager and Director of International Bond Research for Pacific Investment Management Company from 1994 to 1998; and as a Senior Quantitative Analyst for Sanford C. Bernstein & Co. From 1992 to 1994. He joined the management team for the Global Fixed Income Portfolio in 1998.

Richard B. Worley, Managing Director, Morgan Stanley, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.


                              FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________ whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.


[Insert Financial Highlights here]

                                    MAS FUNDS

                  ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428
                                 1-800-354-8185

                         INSTITUTIONAL CLASS PROSPECTUS

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

You may obtain more information about the Fund through the Internet at www.______.com.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

MAS                                                 INVESTMENT CLASS PROSPECTUS
MAS FUNDS



                                January 31, 1999


MAS FUNDS (the "Fund") is a no-load mutual fund consisting of 30 different investment portfolios, 9 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc., is the Fund's investment adviser. This prospectus offers Investment Class Shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):

       EQUITY                      FIXED INCOME                 BALANCED
     PORTFOLIOS                     PORTFOLIOS                 PORTFOLIOS
     ----------                    ------------                ----------
       EQUITY                  DOMESTIC FIXED INCOME             BALANCED
INTERNATIONAL EQUITY               FIXED INCOME              MULTI-ASSET-CLASS
   MID CAP VALUE                    HIGH YIELD
       VALUE



     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.




Morgan Stanley Dean Witter Investment Management
One Tower Bridge, West Conshohocken, PA 19428.
For information, call Client Services at 1-800-354-8185.
Prices and Investment Results are available at 1-800-522-1525.

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

INVESTMENT SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE..................
o Investment Objectives, Principal Investment Strategies, Risks and Performance

         EQUITY PORTFOLIOS
         Equity.........................................................
         International Equity...........................................
         Mid Cap Value..................................................
         Value..........................................................

         FIXED INCOME PORTFOLIOS
         Domestic Fixed Income..........................................
         Fixed Income...................................................
         High Yield.....................................................

         BALANCED PORTFOLIOS
         Balanced.......................................................
         Multi-Asset-Class..............................................

o        Important Investment Information...............................

FEES AND EXPENSES
o        Shareholder Fees and Annual Portfolio Operating Expenses.......

SHAREHOLDER INFORMATION
o        How to Purchase and Redeem Investment Class Shares.............
o        Dividends, Distributions and Taxes.............................

MANAGEMENT
o        Information About the Adviser and the Portfolio Managers.......

FINANCIAL HIGHLIGHTS....................................................

                               INVESTMENT SUMMARY

This section explains each Portfolio's:

o        Investment Objective
o        Principal Investment Strategy
o        Principal Risks

The following discussions use a number of important investment terms. These terms, printed in BOLD, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.


                              INVESTOR SUITABILITY

The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. While the Portfolios consider whether their securities transactional will generate distributions taxable at capital gains or ordinary income rates, minimizing such taxes is not a principal investment strategy.

                                EQUITY PORTFOLIOS

EQUITY PORTFOLIO

Objective: The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector.

-------------------------------------------------------------------------------
o   Generally at least 65% invested in         o    Benchmark: S&P 500 Index
    equity securities                          o    Ticker Symbol ___________
o   Equity capitalization generally greater    o    CUSIP No. __________
    than $1 billion
-------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong, James J. Jolinger, Nicholas J. Kovich, Brian Kramp, Robert J. Marcin and Gary G. Schlarbaum.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------


The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Equity Portfolio
-------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

Objective: The International Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in FOREIGN EQUITY SECURITIES, i.e., common stock and other EQUITY SECURITIES issued by companies located or conducting most of their business outside of the U.S. The Portfolio invests in both industrialized countries and EMERGING MARKET COUNTRIES. The Adviser may use DERIVATIVES in managing the Portfolio. The Portfolio may hedge some or all of its foreign currency exposure when the Adviser believes it to be appropriate.

Process: The Adviser analyzes the economic conditions of countries around the world, the relative values of foreign currencies and the U.S. dollar, and the values of specific securities. The Adviser decides how much of the Portfolio's assets to invest in each country based on the valuations and liquidity of each market. The Adviser selects individual stocks based on their value characteristics, emphasizing value relative to cash flow, and short-term business dynamics. The Adviser diversifies the Portfolio's holdings across countries and industry sectors.

--------------------------------------------------------------------------------
o   Generally 65% invested in foreign equity    o  Benchmark: MSCI World Ex-U.S.
    securities in at least three countries         Index
o   Ticker Symbol __________                    o  CUSIP No. _________

--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign equity securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. The Portfolio's investments in emerging market securities are subject to additional risks. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. The

Portfolio also may be subject to the risks associated with derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Hassan Elmasry and Horacio A. Valeiras.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------


The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
International Equity Portfolio
-------------------------------------------------------------------------------
MSCI World Ex-US Index
-------------------------------------------------------------------------------

MID CAP VALUE PORTFOLIO

Objective: The Mid Cap Value Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

--------------------------------------------------------------------------------
o Generally at least 65% invested in      o  Equity capitalization generally
  equity securities of mid cap               matching the benchmark (currently
  companies                                  $500 million to $6 billion)
o Focus on value securities               o  Benchmark: S&P MidCap 400 Index
o Ticker Symbol ________                  o  CUSIP No. _______
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Bradley S. Daniels, William B. Gerlach, Chris Leavy and Gary
G. Schlarbaum.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------


The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Mid Cap Value Portfolio
-------------------------------------------------------------------------------
S&P Mid Cap 400 Index
-------------------------------------------------------------------------------

VALUE PORTFOLIO

Objective: The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations greater than $1.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

-------------------------------------------------------------------------------
o      Generally at least 65% invested in         o  Focus on value securities
       equities                                   o  Benchmark: S&P 500 Index
o      Equity capitalization generally greater    o  CUSIP No. _________
       than $1.5 billion
o      Ticker Symbol _________
-------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Richard M. Behler, Nicholas J. Kovich and Robert J. Marcin.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------

The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Value Portfolio
-------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------

                             FIXED INCOME PORTFOLIOS

DOMESTIC FIXED INCOME PORTFOLIO

Objective: The Domestic Fixed Income Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests exclusively in U.S. Government securities and other investment grade FIXED INCOME SECURITIES of U.S. issuers, including corporate bonds and MORTGAGE SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

-------------------------------------------------------------------------------
o  100% U.S. issuers                     o  Average weighted maturity generally
o  Generally at least 65% invested in       greater than 5 years
   fixed income securities               o  May invest over 50% in mortgage
o  80% of fixed income securities rated     securities
   A or higher (or equivalent)           o  Benchmarks: Salomon Broad
o  Up to 20% of fixed income securities     Investment Grade;  Lehman Brothers
   rated BBB (or equivalent)                Aggregate
o  Ticker Symbol ________                o  CUSIP No. ________

-------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Investment Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
-------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
-------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO

Objective: The Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a diversified portfolio of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and to a limited extent, FOREIGN FIXED INCOME SECURITIES. The Portfolio invests primarily in investment grade securities, but also may invest a portion of its assets in HIGH YIELD SECURITIES, also known as "junk bonds." The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

-------------------------------------------------------------------------------
o Generally at least 65% invested in   o  May invest over 50% in mortgage
  fixed income securities                 securities
o Average weighted maturity generally  o  Benchmarks: Salomon Broad
  greater than 5 years                    Investment Grade; Lehman Brothers
o 80% investment grade securities         Aggregate
o Up to 20% high yield securities      o  CUSIP No. ___________
o Ticker Symbol ________
-------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.


The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------

The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Fixed Income Portfolio
-------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
-------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO

Objective: The High Yield Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in HIGH YIELD SECURITIES (commonly referred to as "junk bonds"). The Portfolio also may invest in other FIXED INCOME SECURITIES, including U.S. Government securities, MORTGAGE SECURITIES, and investment grade corporate bonds. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer.

-------------------------------------------------------------------------------
o  Average weighted maturity generally  o   Benchmark: Salomon High Yield
   greater than 5 years                     Market Index
o  Generally at least 65% invested in   o   CUSIP No. ____________
   high yield securities                o   Ticker Symbol ____________
-------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Robert E. Angevine, Thomas L. Bennett and Stephen F. Esser.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------

The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
High Yield Portfolio
-------------------------------------------------------------------------------
Salomon High Yield Market Index
-------------------------------------------------------------------------------

                               BALANCED PORTFOLIOS

BALANCED PORTFOLIO

Objective: The Balanced Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a mix of EQUITY and FIXED INCOME SECURITIES. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in FOREIGN EQUITY and FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKETS SECURITIES. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly called "junk bonds") and foreign fixed income securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities.

-------------------------------------------------------------------------------
o Generally 45-75% invested in           o Equity capitalization generally
  equities, 25-55% in fixed income         greater than $1 billion
  securities                             o Average weighted maturity of fixed
o At least 25% invested in senior fixed    income securities generally greater
  income securities                        than 5 years
o Up to 25% invested in foreign equity   o Benchmark: weighted blend of
  and foreign fixed income securities      quarterly returns of
o Up to 10% invested in Brady Bonds (a   60% S&P 500 Index
  type of emerging market fixed income   40% Salomon Broad Investment
  security)                              Grade Index
o Ticker Symbol ___________              o CUSIP No. ___________
-------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally consider to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------

The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Balanced Portfolio
-------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
-------------------------------------------------------------------------------
60/40 Blended Index**
-------------------------------------------------------------------------------


** The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

MULTI-ASSET-CLASS PORTFOLIO

Objective: The Multi-Asset-Class Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other in order to improve potential return and control the Portfolio's overall risk. The Portfolio invests in EQUITY SECURITIES and FIXED INCOME SECURITIES of U.S. and foreign issuers, including EMERGING MARKET SECURITIES, in accordance with the Adviser's target allocation among certain asset classes. The Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, foreign government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment.

-------------------------------------------------------------------------------
o Generally at least 65% invested in        o  Benchmark: a weighted blend of
  issuers located in at least 3 countries,     quarterly returns of
  including the U.S.                        50% S&P 500 Index
o Equity capitalization generally greater   14% MSCI EAFE-GDP Weighted Index
  than $1 billion                           24% Salomon Broad Investment Grade
o Average weighted maturity of fixed        Index
  income securities generally greater       6% Salomon World Government Bond Ex
  than 5 years                                 U.S. Index
o Ticker Symbol __________                  6% Salomon High Yield Market Index
                                            o  CUSIP No. _________
-------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Investment Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

                  -----------------------------------------------
                       High Quarter              Low Quarter
                  -----------------------------------------------
                       --/-- - --/--            --/-- - --/--
                           ---%                      ---%
                  -----------------------------------------------

The following table shows the average annual total return of the Portfolio's Investment Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                             AS OF 12/31/98
                                    -------------------------------------------
                                       1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
-------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
-------------------------------------------------------------------------------
MSCI EAFE-GDP Weighted Index
-------------------------------------------------------------------------------
Blended Index**
-------------------------------------------------------------------------------

**       The Blended Index is an unmanaged index comprised of 50% S&P 500 Index,
24% Salomon Broad Investment Index, 14% MSCI EAFE-GDP Weighted Index, 6%
Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index

                        IMPORTANT INVESTMENT INFORMATION

This section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. Equity securities in which the Portfolios may invest may be publicly traded on securities exchanges or over-the-counter. The Portfolios also may invest in securities that are not publicly traded. These securities may be more difficult to sell than other equity securities and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Equity securities are subject to the risk that prices will fluctuate in response to events affecting particular issuers, or entire industries or markets. Smaller companies are subject to additional risks because they may have more limited markets and financial resources, narrower product lines or lack of depth of management. Smaller companies' securities also may be less liquid, and subject to more abrupt or erratic price movements. ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Fund treats ADRs as U.S. securities.

Growth stocks generally are characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P Index. Value stocks are those stocks that are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios ad price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities; securities issued by federal or federally sponsored agencies ("agencies"); corporate bonds; asset-backed securities; mortgage securities; high yield securities; municipal bonds; loan participations and assignments; zero coupon bonds; convertible securities; Yankee bonds; repurchase agreements; commercial paper; and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described under FOREIGN SECURITIES, below.

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

Mortgage Securities: Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

High Yield Securities: Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Yankee Bonds: Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the U.S. They are considered U.S. securities for purposes of the Portfolios' investment policies (except for the Domestic Fixed Income Portfolio).

FOREIGN SECURITIES

While many of the characteristics and risks of foreign equity and fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the U.S. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below under FORWARDS and FUTURES. The Adviser may in its discretion choose not to hedge against currency risks. In addition, certain market conditions may make it impractical or uneconomical to do so.

Emerging Markets Securities: Investing in emerging markets securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. BRADY BONDS are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

Derivatives sometimes offer the most economic way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices and commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

Risks of Derivatives: The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

-------------------------------------------------------------------------------
The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Each Portfolio, except the Cash Reserves Portfolio, may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.
-------------------------------------------------------------------------------

Mortgage Derivatives. CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

-------------------------------------------------------------------------------
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Portfolio                   Management       Distribution     Shareholder     Other        Total Annual Fund    After MAS Waiver/
                            Fees*            (12b-1) Fees     Servicing Fees  Expenses     Operating Expenses*  Reimbursement
Equity Portfolio                   %         none             0.15%                %                %                   %
International Equity
Portfolio                          %         none             0.15%                %                %                   %
Mid Cap Value Portfolio            %         none             0.15%                %                %                   %
Value Portfolio                    %         none             0.15%                %                %                   %
Domestic Fixed Income
Portfolio                          %         none             0.15%                %                %                   %
Fixed Income Portfolio             %         none             0.15%                %                %                   %
High Yield Portfolio               %         none             0.15%                %                %                   %
Balanced Portfolio                 %         none             0.15%                %                %                   %
Multi-Asset-Class
Portfolio                          %         none             0.15%                %                %                   %


* The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

                                     Example

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      EQUITY                            1 Year           3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                           $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                             $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                    $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
Value Portfolio                                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
                   FIXED INCOME
------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                     $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                       $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
                     BALANCED
------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                         $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                                $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
------------------------------------------------------------------------------------------------------------------

                         GENERAL SHAREHOLDER INFORMATION

PURCHASING SHARES

Investment Class Shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts, foundations or broker-dealers, who have a contractual arrangement with the Fund or its Distributor and who purchase shares for the accounts of others (Shareholder Organizations).

Investment Class Shares of each portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order.

INITIAL PURCHASE BY MAIL: You may open an account by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE: You may purchase Investment Shares of each portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

                       The Chase Manhattan Bank
                       1 Chase Manhattan Plaza
                       New York, NY  10081
                       ABA #021000021
                       DDA #910-2-734143
                       Attn: MAS Funds Subscription Account
                       Ref: (Portfolio Name, Account Number, Account Name)

ADDITIONAL INVESTMENTS: You may make additional investments in Investment Class Shares at the NAV (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above.

OTHER PURCHASE INFORMATION: We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL: Each Portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE: If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling MAS Funds' Client Services Group at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE: Written requests in good order for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0686.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the following portfolios at the following times on each day the portfolio(s) is open for business:

o   Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
    Time).

o Fixed Income Portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

o Balanced and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets.

When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The NAV of Investment Class Shares may differ from that of other classes because of class-specific expenses that each class may pay, the distribution fees charged to Adviser Class Shares and the shareholder servicing fees charged to Investment Class Shares.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A portfolio's NAV may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed. A fixed-income portfolio may be open on a day when U.S. bond markets are closed, such as Columbus Day. On such a day, the NAV of the fixed-income portfolios will still be determined at 4:00 p.m. Eastern Time that day, but purchase orders via wire will not be effective until the following day.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE: You may exchange each Portfolio's Investment Class Shares for Investment Class Shares of the Fund's other Portfolios based on their respective NAVs. The exchange privilege is only available with respect to Portfolios offering Investment Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

DIVIDENDS & DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

          -----------------------------------------------------------------------------------------------
                   Portfolio                         Monthly          Quarterly            Annually
          -----------------------------------------------------------------------------------------------
          Balanced                                                        T
          -----------------------------------------------------------------------------------------------
          Domestic Fixed Income                                           T
          -----------------------------------------------------------------------------------------------
          Equity                                                          T
          -----------------------------------------------------------------------------------------------
          Fixed Income                                                    T
          -----------------------------------------------------------------------------------------------
          High Yield                                                      T
          -----------------------------------------------------------------------------------------------
          International Equity                                                                T
          -----------------------------------------------------------------------------------------------
          Mid Cap Value                                                                       T
          -----------------------------------------------------------------------------------------------
          Multi-Asset-Class                                               T
          -----------------------------------------------------------------------------------------------
          Value                                                           T
          -----------------------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise in writing. If you want to change how your dividends are paid you must notify MAS in writing.

TAXES

Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

INVESTMENT ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and as of ________ had in excess of $___ billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's contractual and actual rates of compensation for the Fund's 1998 fiscal year.

                                        Contractual               FY 1998
                                       Compensation                Actual
                                           Rate              Compensation Rate
                                       ------------          -----------------
Equity Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Value Portfolio
Domestic Fixed Income Portfolio
Fixed Income Portfolio
High Yield Portfolio
Balanced Portfolio
Multi-Asset-Class Portfolio


* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the ____________Portfolio to keep Total Operating Expenses from exceeding ___%.

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

Robert E. Angevine, Principal, Morgan Stanley, joined Morgan Stanley Asset Management in 1988. He joined the management team for the High Yield Portfolio in 1996.

Arden C. Armstrong, Managing Director, Morgan Stanley, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity Portfolio in 1994.

Richard M. Behler, Principal, Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

Thomas L. Bennett, Managing Director, Morgan Stanley, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolio in 1992, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

Bradley S. Daniels, Vice President, Morgan Stanley, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the Multi-Market Fixed Income Portfolio in 1997.

Hassan Elmasry, Principal, Morgan Stanley, joined MAS in 1995. He served as First Vice President & International Equity Portfolio Manager from 1987 through 1995 for Mitchell Hutchins Asset Management. He joined the management team for the International Equity Portfolio in 1996.

Stephen F. Esser, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

William B. Gerlach, Principal, Morgan Stanley, joined MAS in 1991. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. David Germany, Managing Director, Morgan Stanley, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

James J. Jolinger, Principal, Morgan Stanley, joined MAS in 1994. He served as Equity Analyst for Oppenheimer Capital from 1987-1994. He joined the management team for the Equity Portfolio in 1997.

Nicholas J. Kovich, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

Brian Kramp, Vice President, Morgan Stanley, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, Corestates Investment Advisors from 1985-1997. He joined the management team for the Equity Portfolio in 1998.

Chris Leavy joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993-1994. He joined the management team for the Mid Cap Value and Small Cap Value Portfolio in 1998.

Robert J. Marcin, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

Gary G. Schlarbaum, Managing Director, Morgan Stanley; Director, MAS Fund Distribution, Inc.; joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Growth Portfolio in 1993, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Horacio A. Valeiras, Managing Director, Morgan Stanley, joined MAS in 1992. He joined the management team for the International Equity Portfolio in 1992, the Emerging Markets Value Portfolio in 1993, the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Richard B. Worley, Managing Director, Morgan Stanley, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

SERVICE PLAN

The Fund has adopted a Service Plan (the "Service Plan") for each Portfolio's Investment Class Shares. Under the Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to Investment Class Shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class Shares. Shareholder servicing fees are separate fees of the Investment Class Shares of each Portfolio and will reduce the net investment income and total return of the Investment Class Shares of these Portfolios.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.


                              FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

As of September 30, 1998, the Investment Class Shares of the __ Portfolios had not commenced operation. We have provided historical financial information for International Class Shares of these Portfolios for your information.

[Insert Financial Highlights here]

                                    MAS FUNDS

                  ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428
                                 1-800-354-8185

                              INVESTMENT PROSPECTUS

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January __, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

You may obtain more information about the Fund through the Internet at www.______.com.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

MAS                                                     ADVISER CLASS PROSPECTUS
---
MAS FUNDS



                                January 31, 1999



MAS Funds (the "Fund") is a no-load mutual fund consisting of 30 different investment portfolios, 10 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc., is the Fund's investment adviser. This prospectus offers Adviser Class Shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):

       EQUITY                   FIXED INCOME                    BALANCED
     PORTFOLIOS                  PORTFOLIOS                    PORTFOLIOS
     ----------                  ----------                    ----------

       EQUITY               DOMESTIC FIXED INCOME               BALANCED
INTERNATIONAL EQUITY            FIXED INCOME                MULTI-ASSET-CLASS
   MID CAP GROWTH                HIGH YIELD
   MID CAP VALUE
       VALUE





           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.




Morgan Stanley Dean Witter Investment Management
One Tower Bridge, West Conshohocken, PA 19428.
For information, call Client Services at 1-800-354-8185.
Prices and Investment Results are available at 1-800-522-1525.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

INVESTMENT SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE ................
o        Investment Objectives, Principal Investment Strategies,
         Risks and Performance

         EQUITY PORTFOLIOS
         Equity .......................................................
         International Equity .........................................
         Mid Cap Growth ...............................................
         Mid Cap Value ................................................
         Value ........................................................

         FIXED INCOME PORTFOLIOS
         Domestic Fixed Income ........................................
         Fixed Income .................................................
         High Yield ...................................................

         BALANCED PORTFOLIOS
         Balanced .....................................................
         Multi-Asset-Class ............................................

o        Important Investment Information .............................

FEES AND EXPENSES
o        Shareholder Fees and Annual Portfolio Operating Expenses .....

SHAREHOLDER INFORMATION
o        How to Purchase and Redeem Adviser Class Shares ..............
o        Dividends, Distributions and Taxes ...........................

MANAGEMENT
o        Information About the Adviser and the Portfolio Managers .....

FINANCIAL HIGHLIGHTS ..................................................

                               INVESTMENT SUMMARY

This section explains each Portfolio's:

o    Investment Objective
o    Principal Investment Strategy
o    Principal Risks

The following discussions use a number of important investment terms. These terms, printed in bold, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.


                              INVESTOR SUITABILITY

The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. While the Portfolios consider whether their securities transactional will generate distributions taxable at capital gains or ordinary income rates, minimizing such taxes is not a principal investment strategy.

                                EQUITY PORTFOLIOS

EQUITY PORTFOLIO

Objective: The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector.

--------------------------------------------------------------------------------
o Generally at least 65% invested                    o Benchmark: S&P 500 Index
  in equity securities                               o Ticker Symbol ___________
o Equity capitalization generally greater            o CUSIP No. __________
  than $1 billion
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Arden C. Armstrong, James J. Jolinger, Nicholas J. Kovich, Brian Kramp, Robert J. Marcin and Gary G. Schlarbaum.

The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Adviser Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Equity Portfolio
--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

Objective: The International Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in FOREIGN EQUITY SECURITIES, i.e., common stock and other EQUITY SECURITIES issued by companies located or conducting most of their business outside of the U.S. The Portfolio invests in both industrialized countries and EMERGING MARKET COUNTRIES. The Adviser may use DERIVATIVES in managing the Portfolio. The Portfolio may hedge some or all of its foreign currency exposure when the Adviser believes it to be appropriate.

Process: The Adviser analyzes the economic conditions of countries around the world, the relative values of foreign currencies and the U.S. dollar, and the values of specific securities. The Adviser decides how much of the Portfolio's assets to invest in each country based on the valuations and liquidity of each market. The Adviser selects individual stocks based on their value characteristics, emphasizing value relative to cash flow, and short-term business dynamics. The Adviser diversifies the Portfolio's holdings across countries and industry sectors.

--------------------------------------------------------------------------------
o Generally 65% invested in foreign              o Benchmark: MSCI World Ex-U.S.
  equity securities in at least three              Index
  countries                                      o CUSIP No. _________
o Ticker Symbol __________
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign equity securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. The Portfolio's investments in emerging market securities are subject to additional risks. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. The

Portfolio also may be subject to the risks associated with derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Hassan Elmasry and Horacio A. Valeiras.

The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Adviser Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------
MSCI World Ex-US Index
--------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO

Objective:  The Mid Cap Growth Portfolio seeks long-term capital growth.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser particularly focuses on the expectations of stock analysts and invests the Portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use derivatives in managing the Portfolio.

Process: The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

--------------------------------------------------------------------------------
o Generally 65% invested in equity      o  Equity capitalization generally
  securities of mid-cap companies          matching the benchmark (currently
o Focus on growth securities               $500 million to $6 billion)
o Ticker Symbol ________                o  Benchmark: S&P MidCap 400 Index
                                        o  CUSIP No. ________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Arden C. Armstrong and David P. Chu.

The bar chart and table below show the performance of the Portfolio's Adviser Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.


               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------

The following table shows the average annual total return of the Portfolio's Adviser Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
S&P Mid Cap 400 Index
--------------------------------------------------------------------------------

MID CAP VALUE PORTFOLIO

Objective: The Mid Cap Value Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

--------------------------------------------------------------------------------
o  Generally at least 65% invested in        o Equity capitalization generally
   equity securities of mid cap                matching the benchmark (currently
   companies                                   $500 million to $6 billion)
o  Focus on value securities                 o Benchmark: S&P MidCap 400 Index
o  Ticker Symbol ________                    o CUSIP No. _______
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Bradley S. Daniels, William B. Gerlach, Chris Leavy and Gary G. Schlarbaum.

The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Adviser Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.


               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
S&P Mid Cap 400 Index
--------------------------------------------------------------------------------

VALUE PORTFOLIO

Objective: The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations greater than $1.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

Process: The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

--------------------------------------------------------------------------------
o Generally at least 65% invested in           o Focus on value securities
  equities                                     o Benchmark: S&P 500 Index
o Equity capitalization generally greater      o CUSIP No. _________
  than $1.5 billion
o Ticker Symbol _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Richard M. Behler, Nicholas J. Kovich and Robert J. Marcin.

The bar chart and table below show the performance of the Portfolio's Adviser Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.


               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Adviser Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Value Portfolio
--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------

                             FIXED INCOME PORTFOLIOS

DOMESTIC FIXED INCOME PORTFOLIO

Objective: The Domestic Fixed Income Portfolio's objective is above-average total return over a market cycle of three to five years.

Approach: The Portfolio invests exclusively in U.S. Government securities and other investment grade FIXED INCOME SECURITIES of U.S. issuers, including corporate bonds and MORTGAGE SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

--------------------------------------------------------------------------------
o 100% U.S. issuers                        o Average weighted maturity generally
o Generally at least 65% invested in         greate than 5 years
  fixed income securities                  o May invest over 50% in mortgage
o 80% of fixed income securities rated       securities
  A or higher(or equivalent)               o Benchmarks: Salomon Broad
o Up to 20% of fixed income securities       Investment Grade; Lehman Brothers
  rated BBB (or equivalent)                  Aggregate
o Ticker Symbol ________                   o CUSIP No. ________
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Adviser Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
--------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO

Objective: The Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a diversified portfolio of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and to a limited extent, FOREIGN FIXED INCOME SECURITIES. The Portfolio invests primarily in investment grade securities, but also may invest a portion of its assets in HIGH YIELD SECURITIES, also known as "junk bonds." The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

--------------------------------------------------------------------------------
o Generally at least 65% invested in         o May invest over 50% in mortgage
  fixed income securities                      securities
o Average weighted maturity generally        o Benchmarks: Salomon Broad
  greater than 5 years                         Investment Grade; Lehman Brothers
o 80% investment grade securities              Aggregate
o Up to 20% high yield securities            o CUSIP No. ___________
o Ticker Symbol _______
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Adviser Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Adviser Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Fixed Income Portfolio
--------------------------------------------------------------------------------
Salomon Broad Investment Grade Index

HIGH YIELD PORTFOLIO

Objective: The High Yield Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests primarily in HIGH YIELD SECURITIES (commonly referred to as "junk bonds"). The Portfolio also may invest in other FIXED INCOME SECURITIES, including U.S. Government securities, MORTGAGE SECURITIES, and investment grade corporate bonds. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES, including emerging market securities. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer.

--------------------------------------------------------------------------------
o Average weighted maturity generally            o Benchmark: Salomon High Yield
  greater than 5 years                             Market Index
o Generally at least 65% invested in             o CUSIP No. ____________
  high yield securities                          o Ticker Symbol ____________
--------------------------------------------------------------------------------

Principal Risks: Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Robert E. Angevine, Thomas L. Bennett and Stephen F. Esser.

The bar chart and table below show the performance of the Portfolio's Adviser Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Adviser Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
High Yield Portfolio
--------------------------------------------------------------------------------
Salomon High Yield Market Index
--------------------------------------------------------------------------------

                               BALANCED PORTFOLIOS

BALANCED PORTFOLIO

Objective: The Balanced Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio invests in a mix of EQUITY and FIXED INCOME SECURITIES. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in FOREIGN EQUITY and FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKETS SECURITIES. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly called "junk bonds") and foreign fixed income securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities.

--------------------------------------------------------------------------------
o Generally 45-75% invested in              o Equity capitalization generally
  equities, 25-55% in fixed income            greater than $1 billion
  securities                                o Average weighted maturity of fixed
o At least 25% invested in senior fixed       income securities generally
  income securities                           greater than 5 years
o Up to 25% invested in foreign equity      o Benchmark: weighted blend of
  and foreign fixed income securities         quarterly returns of
o Up to 10% invested in Brady Bonds (a      60% S&P 500 Index
  type of emerging market fixed income      40% Salomon Broad Investment
  security)                                 Grade Index
o Ticker Symbol ___________                 o CUSIP No. ___________
----------------------------------------------------------- --------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.

The bar chart and table below show the performance of the Portfolio's Adviser Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Adviser Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Balanced Portfolio
--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------
60/40 Blended Index **
--------------------------------------------------------------------------------

** The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

MULTI-ASSET-CLASS PORTFOLIO

Objective: The Multi-Asset-Class Portfolio seeks above average total return over a market cycle of three to five years.

Approach: The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other in order to improve potential return and control the Portfolio's overall risk. The Portfolio invests in EQUITY SECURITIES and FIXED INCOME SECURITIES of U.S. and foreign issuers, including EMERGING MARKET SECURITIES, in accordance with the Adviser's target allocation among certain asset classes. The Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, foreign government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

Process: The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment.

--------------------------------------------------------------------------------
o Generally at least 65% invested in           o Benchmark: a weighted blend of
  issuers located in at least 3 countries,       quarterly returns of
  including the U.S.                           50% S&P 500 Index
o Equity capitalization generally greater      14% MSCI EAFE-GDP Weighted Index
  than $1 billion                              24% Salomon Broad Investment
o Average weighted maturity of fixed               Grade Index
  income securities generally greater           6% Salomon World Government
  than 5 years                                     Ex U.S. Bond Index
o Ticker Symbol __________                      6% Salomon High Yield Market
                                                   Index
                                               o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horacio A. Valeiras and Richard B. Worley.


The bar chart and table below show the performance of the Portfolio's Institutional Class Shares year-by year and the Portfolio's best and worst performance for a quarter. The Adviser Class Shares would have had similar annual returns, but returns would have differed due to different expenses charged to each class. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

                                   [Bar Chart]

      * Total Return for the period October 1 - December 31, 1998 was __%.

               ------------------------------------------------
                     High Quarter              Low Quarter
               ------------------------------------------------
                     __/__ - __/__            __/__ - __/__
                         ___%                     ___%
               ------------------------------------------------


The following table shows the average annual total return of the Portfolio's Institutional Class Shares for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark indices. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/98
                                               ---------------------------------
                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------
MSCI EAFE-GDP Weighted Index
--------------------------------------------------------------------------------
50/24/14/6/6 Blended Index **
--------------------------------------------------------------------------------

** The 50/24/14/6/6 Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE-GDP Weighted Index, 6% Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index.

                        IMPORTANT INVESTMENT INFORMATION

This section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. Equity securities in which the Portfolios may invest may be publicly traded on securities exchanges or over-the-counter. The Portfolios also may invest in securities that are not publicly traded. These securities may be more difficult to sell than other equity securities and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Equity securities are subject to the risk that prices will fluctuate in response to events affecting particular issuers, or entire industries or markets. Smaller companies are subject to additional risks because they may have more limited markets and financial resources, narrower product lines or lack of depth of management. Smaller companies' securities also may be less liquid, and subject to more abrupt or erratic price movements. ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Fund treats ADRs as U.S. securities.

Growth stocks generally are characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P Index. Value stocks are those stocks that are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios ad price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities; securities issued by federal or federally sponsored agencies ("agencies"); corporate bonds; asset-backed securities; mortgage securities; high yield securities; municipal bonds; loan participations and assignments; zero coupon bonds; convertible securities; Yankee bonds; repurchase agreements; commercial paper; and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described under FOREIGN SECURITIES, below.

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

Mortgage Securities: Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

High Yield Securities: Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Yankee Bonds: Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the U.S. They are considered U.S. securities for purposes of the Portfolios' investment policies (except for the Domestic Fixed Income Portfolio).



FOREIGN SECURITIES

While many of the characteristics and risks of foreign equity and fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the U.S. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below under forwards and futures. The Adviser may in its discretion choose not to hedge against currency risks. In addition, certain market conditions may make it impractical or uneconomical to do so.

Emerging Markets Securities: Investing in emerging markets securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. BRADY BONDS may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

Derivatives sometimes offer the most economic way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices and commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

Risks of Derivatives: The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

--------------------------------------------------------------------------------
The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each Portfolio, except the Cash Reserves Portfolio, may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.
--------------------------------------------------------------------------------

Mortgage Derivatives: CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

--------------------------------------------------------------------------------
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                             Management       Distribution   Shareholder       Other        Total Annual Fund    After MAS Waiver/
Portfolio                    Fees*            (12b-1) Fees   Servicing Fees    Expenses     Operating Expenses*  Reimbursement
---------                    ----------       ------------   --------------    --------     -------------------  -----------------
Equity Portfolio                   %              0.25%       None                 %                %                   %

International Equity               %              0.25%       None                 %                %                   %
Portfolio

Mid Cap Growth Portfolio           %              0.25%       None                 %                %                   %

Mid Cap Value Portfolio            %              0.25%       None                 %                %                   %

Value Portfolio                    %              0.25%       None                 %                %                   %

Domestic Fixed Income              %              0.25%       None                 %                %                   %
Portfolio

Fixed Income Portfolio             %              0.25%       None                 %                %                   %

High Yield Portfolio               %              0.25%       None                 %                %                   %

Balanced Portfolio                 %              0.25%       None                 %                %                   %

Multi-Asset-Class                  %              0.25%       None                 %                %                   %
Portfolio

----------------------

* The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

Example

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      EQUITY                            1 Year           3 Years         5 Years        10 Years
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Equity Portfolio                                           $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
International Equity Portfolio                             $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Mid Cap Growth Portfolio                                   $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Mid Cap Value Portfolio                                    $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Value Portfolio                                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
                   FIXED INCOME
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Domestic Fixed Income Portfolio                            $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Fixed Income Portfolio                                     $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
High Yield Portfolio                                       $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
                     BALANCED
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Balanced Portfolio                                         $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------
Multi-Asset-Class Portfolio                                $                $               $              $
     After MAS Waiver/Reimbursement                        $                $               $              $
--------------------------------------------------- ---------------- ---------------- -------------- ---------------

                         GENERAL SHAREHOLDER INFORMATION

PURCHASING SHARES

Adviser Class Shares are available to clients of the Adviser with combined investments of $500,000 and corporations or other institutions, such as trusts, foundations or broker-dealers, who have a contractual arrangement with the Fund or its Distributor and who purchase shares for the accounts of others (Shareholder Organizations).

Adviser Class Shares of each portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order.

INITIAL PURCHASE BY MAIL: You may open an account by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE: You may purchase Adviser Class Shares of each portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:


              The Chase Manhattan Bank
              1 Chase Manhattan Plaza
              New York, NY  10081
              ABA #021000021
              DDA #910-2-734143
              Attn: MAS Funds Subscription Account
              Ref: (Portfolio Name, Account Number, Account Name)

ADDITIONAL INVESTMENTS: You may make additional investments in Adviser Class Shares at the NAV (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above.

OTHER PURCHASE INFORMATION: We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL: Each Portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a)  The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE: If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling MAS Funds' Client Services Group at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE: Written requests in good order for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0686.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the following portfolios at the following times on each day the portfolio(s) is open for business:

o  Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
   Time).

o Fixed Income Portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

o Balanced and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets.

When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The NAV of Adviser Class Shares may differ from that of other classes because of class-specific expenses that each class may pay, the distribution fees charged to Adviser Class Shares and the shareholder servicing fees charged to Investment Class Shares.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A portfolio's NAV may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed. A fixed-income portfolio may be open on a day when U.S. bond markets are closed, such as Columbus Day. On such a day, the NAV of the fixed-income portfolios will still be determined at 4:00 p.m. Eastern Time that day, but purchase orders via wire will not be effective until the following day.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE: You may exchange each Portfolio's Adviser Class Shares for Adviser Class Shares of the Fund's other Portfolios based on their respective NAVs. The exchange privilege is only available with respect to Portfolios offering Adviser Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

DIVIDENDS & DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

          -------------------------------------- ---------------- ------------------- -------------------
                   Portfolio                         Monthly          Quarterly            Annually
          -------------------------------------- ---------------- ------------------- -------------------
          Balanced                                                        X
          -------------------------------------- ---------------- ------------------- -------------------
          Domestic Fixed Income                                           X
          -------------------------------------- ---------------- ------------------- -------------------
          Equity                                                          X
          -------------------------------------- ---------------- ------------------- -------------------
          Fixed Income                                                    X
          -------------------------------------- ---------------- ------------------- -------------------
          High Yield                                                      X
          -------------------------------------- ---------------- ------------------- -------------------
          International Equity                                                                X
          -------------------------------------- ---------------- ------------------- -------------------
          Mid Cap Growth                                                                      X
          -------------------------------------- ---------------- ------------------- -------------------
          Mid Cap Value                                                                       X
          -------------------------------------- ---------------- ------------------- -------------------
          Multi-Asset-Class                                               X
          -------------------------------------- ---------------- ------------------- -------------------
          Value                                                           X
          -------------------------------------- ---------------- ------------------- -------------------

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise in writing. If you want to change how your dividends are paid you must notify MAS in writing.

TAXES

Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

INVESTMENT ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and as of ________ had in excess of $___ billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's contractual and actual rates of compensation for the Fund's 1998 fiscal year.

                                      Contractual               FY 1998
                                      Compensation               Actual
                                          Rate             Compensation Rate
                                      ------------         -----------------
Equity Portfolio
International Equity Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Value Portfolio
Domestic Fixed Income Portfolio
Fixed Income Portfolio
High Yield Portfolio
Balanced Portfolio
Multi-Asset-Class Portfolio*


* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Multi-Asset-Class Portfolio to keep Total Operating Expenses from exceeding 0.78%

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

Robert E. Angevine, Principal, Morgan Stanley, joined Morgan Stanley Asset Management in 1988. He joined the management team for the High Yield Portfolio in 1996.

Arden C. Armstrong, Managing Director, Morgan Stanley, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity Portfolio in 1994.

Richard M. Behler, Principal, Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

Thomas L. Bennett, Managing Director, Morgan Stanley, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolio in 1992, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

David P. Chu, Vice President, Morgan Stanley, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth Portfolio in 1998.

Bradley S. Daniels, Vice President, Morgan Stanley, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

Hassan Elmasry, Principal, Morgan Stanley, joined MAS in 1995. He served as First Vice President & International Equity Portfolio Manager from 1987 through 1995 for Mitchell Hutchins Asset Management. He joined the management team for the International Equity Portfolio in 1996.

Stephen F. Esser, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

William B. Gerlach, Principal, Morgan Stanley, joined MAS in 1991. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. David Germany, Managing Director, Morgan Stanley, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

James J. Jolinger, Principal, Morgan Stanley, joined MAS in 1994. He served as Equity Analyst for Oppenheimer Capital from 1987-1994. He joined the management team for the Equity Portfolio in 1997.

Nicholas J. Kovich, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

Brian Kramp, Vice President, Morgan Stanley, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, Corestates Investment Advisors from 1985-1997. He joined the management team for the Equity Portfolio in 1998.

Chris Leavy joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993-1994. He joined the management team for the Mid Cap Value and Small Cap Value Portfolio in 1998.

Robert J. Marcin, Managing Director, Morgan Stanley, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

Gary G. Schlarbaum, Managing Director, Morgan Stanley; Director, MAS Fund Distribution, Inc.; joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Growth Portfolio in 1993, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Horacio A. Valeiras, Managing Director, Morgan Stanley, joined MAS in 1992. He joined the management team for the International Equity Portfolio in 1992, the Emerging Markets Value Portfolio in 1993, the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Richard B. Worley, Managing Director, Morgan Stanley, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

DISTRIBUTOR
Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution for each Portfolio's Adviser Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly distribution fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Adviser Class Shares. The Distributor may keep any or all of this fee as compensation for its services in connection with distributing Adviser Class Shares or providing shareholder or account maintenance services. The Distributor also may use this fee to pay financial intermediaries, plan fiduciaries, and investment professionals, including the Adviser, for providing distribution support services, and/or account maintenance services to shareholders (including, when applicable, any underlying beneficial owners) of Adviser Class Shares.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.

                              FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _______________, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

As of September 30, 1998, the Adviser Class Shares of the __ Portfolios had not commenced operation. We have provided historical financial information for International Class Shares of these Portfolios for your information.


[Insert Financial Highlights here]

                                    MAS FUNDS

                  ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428
                                 1-800-354-8185

                            ADVISER CLASS PROSPECTUS

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January __, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

You may obtain more information about the Fund through the Internet at www.______.com.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

MAS
---
MAS FUNDS


                                JANUARY 31, 1999






MAS FUNDS (the "Fund") is a no-load mutual fund consisting of 30 different investment portfolios, 2 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc., is the Fund's investment adviser. This prospectus offers shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):


                     ADVISORY FOREIGN FIXED INCOME PORTFOLIO
                           ADVISORY MORTGAGE PORTFOLIO


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.








Morgan Stanley Dean Witter Investment Management
One Tower Bridge, West Conshohocken, PA 19428.
For information, call Client Services at 1-800-354-8185.
Prices and Investment Results are available at 1-800-522-1525.

TABLE OF CONTENTS                                                          PAGE

INVESTMENT SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
o Investment Objectives, Principal Investment Strategies, Risks and
  Performance
  o Advisory Foreign Fixed Income Portfolio
  o Advisory Mortgage Portfolio

FEES AND EXPENSES
o Shareholder Fees and Annual Portfolio Operating Expenses

SHAREHOLDER INFORMATION
o How to Purchase and Redeem Shares
o Dividends, Distributions and Taxes

MANAGEMENT
o Information About the Adviser and the Portfolio Managers

FINANCIAL HIGHLIGHTS

                               INVESTMENT SUMMARY

This section explains each Portfolio's:

o Investment Objective
o Principal Investment Strategy
o Principal Risks

The following discussions use a number of important investment terms. These terms, printed in bold, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.

                              INVESTOR SUITABILITY

The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. While the Portfolios consider whether their securities transactional will generate distributions taxable at capital gains or ordinary income rates, minimizing such taxes is not a principal investment strategy.

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

Objective: The Advisory Foreign Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

Approach: This Portfolio is available only to the Adviser's private advisory clients. It invests primarily in high grade FOREIGN FIXED INCOME SECURITIES. The Portfolio may invest to a limited degree in EMERGING MARKET FIXED INCOME SECURITIES that meet the Portfolio's rating requirements. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio. The Portfolio may at times invest all or a portion of its assets in U.S. securities as a defensive strategy.

Process: The portfolio management team determines the desired country, currency and duration exposures for the Portfolio. The Adviser manages the Portfolio's duration and exposure to particular countries and currencies by conducting fundamental research on relative values and analyzing economic, interest rate and exchange rate trends. The portfolio managers select particular securities for the Portfolio in various sectors within the overall guidelines set by the team.

--------------------------------------------------------------------------------
 o Generally at least 65% invested in         o Average weighted maturity
   fixed income securities of issuers in        generally greater than 5 years
   at least 3 countries other than the U.S.   o Benchmark: Salomon Broad
 o 100% of securities rated A or higher         Investment Grade Index
 o Ticker Symbol ___________                  o CUSIP No. _________
--------------------------------------------------------------------------------

Principal Risks: The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the price of fixed income securities of a relatively small number of companies. The Portfolio also is subject to the risks associated with investing in derivatives and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers: J. David Germany, Michael Kushma, Paul F. O'Brien and Richard B. Worley.

                             PORTFOLIO PERFORMANCE

The bar chart and table below show the Portfolio's performance year-by year and its highest and lowest quarterly performance. The variability of performance over time provides an indication of the risks of investing in the Portfolio.





                                Insert Bar Chart






* Total Return for the period October 1 - December 31, 1998 was __%.

            ---------------------------------------------------------
                    Highest Quarter              Lowest Quarter
            ---------------------------------------------------------
                       --/--/--                     --/--/--
            ---------------------------------------------------------
                         --%                          --%
            ---------------------------------------------------------


The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                                   AS OF 12/31/98
                                          --------------------------------------
                                             1 YEAR      5 YEARS      10 YEARS
----------------------------------------  -----------  -----------  ------------
Advisory Foreign Fixed Income Portfolio
----------------------------------------  -----------  -----------  ------------
Salomon Broad Investment Grade Index
--------------------------------------------------------------------------------

ADVISORY MORTGAGE PORTFOLIO

Objective: The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities.

Approach: This Portfolio is available only to the Adviser's private advisory clients. It invests primarily in investment grade MORTGAGE SECURITIES of U.S. Government and private issuers, and in MORTGAGE DERIVATIVES. The Portfolio also may invest in other U.S. Government securities and investment grade FIXED INCOME SECURITIES. The Adviser will use FUTURES, SWAPS and other DERIVATIVES in managing the Portfolio.

Process: The Adviser sets targets for how the Portfolio should respond to changes in interest rates, the yield curve, and prepayment rates on underlying mortgages. The Adviser may make the Portfolio more sensitive to changes in interest rates when bonds offer greater value based on interest rates adjusted for inflation. Similarly, the Adviser may increase the Portfolio's sensitivity to changes in the yield curve when long maturity interest rates offer exceptional value relative to short maturity interest rates. The Adviser also may increase the Portfolio's exposure to prepayments on underlying mortgages when mortgage yields, adjusted for the expected level of prepayments, indicate unusual value in mortgage securities.

--------------------------------------------------------------------------------
 o Generally at least 65% invested in   o Average weighted maturity generally
   mortgage securities                    greater than 7 years
 o 100% investment grade securities     o Average duration generally 2-7 years
 o Ticker Symbol _________              o Benchmark: Lehman Mortgage Index
                                        o CUSIP No. __________

--------------------------------------------------------------------------------

Principal Risks: The Portfolio is primarily exposed to the risks associated with investing in mortgage securities. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

Portfolio Managers:  Kenneth B. Dunn and Scott F. Richard.

                              PORTFOLIO PERFORMANCE

The bar chart and table below show the Portfolio's performance year-by year and its highest and lowest quarterly performance. The variability of performance over time provides an indication of the risks of investing in the Portfolio.







                                Insert Bar Chart





* Total Return for the period October 1 - December 31, 1998 was __%.

      ---------------------------------------------------------
              Highest Quarter              Lowest Quarter
      ------------------------------ --------------------------
                 --/--/--                     --/--/--
      ------------------------------ --------------------------
                   --%                          --%
      ---------------------------------------------------------

The following table shows the Portfolio's average annual total return for the past 1, 5, and 10 year periods and the corresponding returns of its benchmark index. How the Portfolio has performed in the past does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                                   AS OF 12/31/98
                                       -----------------------------------------
                                          1 YEAR       5 YEARS       10 YEARS
------------------------------------   ------------- ----------- ---------------
Advisory Mortgage Portfolio
------------------------------------   ------------- ----------- ---------------
Lehman Mortgage Index
--------------------------------------------------------------------------------

                        IMPORTANT INVESTMENT INFORMATION

This section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities; securities issued by federal or federally sponsored agencies ("agencies"); corporate bonds; asset-backed securities; mortgage securities; high yield securities; municipal bonds; loan participations and assignments; zero coupon bonds; convertible securities; Yankee bonds; repurchase agreements; commercial paper; and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described under FOREIGN SECURITIES, below.

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

Mortgage Securities: Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

High Yield Securities: Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Yankee Bonds: Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the U.S. They are considered U.S. securities for purposes of the Portfolios' investment policies.

FOREIGN SECURITIES

While many of the characteristics and risks of foreign fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the U.S. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below under FORWARDS and FUTURES. The Adviser may in its discretion choose not to hedge against currency risks. In addition, certain market conditions may make it impractical or uneconomical to do so.

Emerging Markets Securities: Investing in emerging markets securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

Derivatives sometimes offer the most economic way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices and commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

Risks of Derivatives: The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

--------------------------------------------------------------------------------
The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Each Portfolio may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each Portfolio may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.
--------------------------------------------------------------------------------

Mortgage Derivatives: CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

--------------------------------------------------------------------------------
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Portfolio                     Management       Distribution     Other        Total Annual Fund    After MAS Waiver/
                              Fees*            (12b-1) Fees     Expenses     Operating Expenses*  Reimbursement
Advisory Foreign Fixed            %                None             %                %                   %
Income Portfolio

Advisory Mortgage                 %                None             %                %                   %

--------------
* The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

Example

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
                                                  1 Year           3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio              $                $               $              $
     After MAS Waiver/Reimbursement                  $                $               $              $
------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                          $                $               $              $
     After MAS Waiver/Reimbursement                  $                $               $              $
------------------------------------------------------------------------------------------------------------

                         GENERAL SHAREHOLDER INFORMATION

PURCHASING SHARES

The Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are available only to private advisory clients of Miller Anderson & Sherrerd, LLP, investment adviser to the Fund.

Shares of each portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order.

Other Purchase Information: We may suspend the offering of shares of any portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL: Each portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a)  The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE: If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling MAS Funds' Client Services Group at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE: Written requests in good order for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile at 1-610-940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0686.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time). When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A portfolio's NAV may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed. A may be open on a day when U.S. bond markets are closed, such as Columbus Day. On such a day, the NAV of the portfolios will still be determined at 4:00 p.m. Eastern Time that day, but purchase orders via wire will not be effective until the following day.

DIVIDENDS & DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

  ---------------------------------------------------------------------------
         Portfolio                         Monthly          Quarterly
  ---------------------------------------------------------------------------
   Advisory Foreign Fixed Income                                X
  ---------------------------------------------------------------------------
   Advisory Mortgage                          X
  ---------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise in writing. If you want to change how your dividends are paid you must notify MAS in writing.

TAXES

Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Advisory Foreign Fixed Income Portfolio from sources within foreign countries may be subject to foreign income taxes. The Portfolio may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year. Exchanges and redemptions of shares in a portfolio are taxable events.

INVESTMENT ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is a subsidiary of Morgan Stanley Dean Witter Investment Management, Inc. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and as of ________ had in excess of $___ billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's contractual and actual rates of compensation for the Fund's 1998 fiscal year.

                                            Contractual         FY 1998
                                            Compensation         Actual
                                               Rate          Compensation Rate
                                            ------------     -----------------
Advisory Foreign Fixed Income Portfolio*
Advisory Mortgage Portfolio*


* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios to keep Total Operating Expenses from exceeding ___% and ___%, respectively.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the Multi-Market Fixed Income Portfolio in 1997.

J. David Germany, Managing Director, Morgan Stanley, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

Michael Kushma, Principal, Morgan Stanley, joined Morgan Stanley in 1988. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Paul F. O'Brien, Principal, Morgan Stanley, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Scott F. Richard, Managing Director, Morgan Stanley, joined MAS in 1992. He joined the management team for the Mortgage-Backed Securities Portfolio in 1992, the Limited Duration, Intermediate Duration, and the Advisory Mortgage Portfolio in 1995.

Richard B. Worley, Managing Director, Morgan Stanley, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning

January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.

                              FINANCIAL HIGHLIGHTS


   The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _______________, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

[Insert Financial Highlights here]

                                    MAS FUNDS

                  ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428
                                 1-800-354-8185

                     Advisory Foreign Fixed Income Portfolio
                           Advisory Mortgage Portfolio


In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January __, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

You may obtain more information about the Fund through the Internet at www.______.com.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

                                    MAS FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                January 31, 1999


MAS Funds (the "Fund") is a no load mutual fund consisting of thirty portfolios (each, a "Portfolio") offering a variety of investment alternatives. This Statement of Additional Information sets forth information about the Fund applicable to all thirty Portfolios.

This Statement is not a prospectus but should be read in conjunction with the Fund's prospectuses dated January 31, 1999, each as revised from time to time. To obtain any of these prospectuses, please call the Client Services Group.


                      Client Services Group: 1-800-354-8185
                  Prices and Investment Results: 1-800-522-1525


                                TABLE OF CONTENTS



         THE PORTFOLIOS' INVESTMENTS AND STRATEGIES....................................2
         INVESTMENT STRATEGIES.........................................................6
         INVESTMENTS...................................................................9
         INVESTMENT LIMITATIONS.......................................................34
         PURCHASE OF SHARES...........................................................36
         REDEMPTION OF SHARES.........................................................36
         TRANSACTIONS WITH BROKER/DEALERS.............................................36
         SHAREHOLDER SERVICES.........................................................37
         VALUATION OF SHARES..........................................................37
         MANAGEMENT OF THE FUND.......................................................39
         INVESTMENT ADVISER...........................................................41
         PRINCIPAL UNDERWRITER........................................................44
         DISTRIBUTION OF SHARES.......................................................44
         FUND ADMINISTRATION..........................................................45
         OTHER SERVICE PROVIDERS......................................................46
         BROKERAGE TRANSACTIONS.......................................................46
         GENERAL INFORMATION..........................................................51
         TAX CONSIDERATIONS...........................................................54
         PRINCIPAL HOLDERS OF SECURITIES..............................................57
         PERFORMANCE INFORMATION......................................................57
         COMPARATIVE INDICES..........................................................67
         FINANCIAL STATEMENTS.........................................................72
         APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS...............................72



                   THE PORTFOLIOS' INVESTMENTS AND STRATEGIES

The prospectus describes the investment objectives, principal investment strategies and principal risks associated with each Portfolio. The Portfolios may engage in a variety of investment strategies and invest in a variety of securities and other instruments. The following tables summarize the permissible strategies and investments for each Portfolio (abbreviations are explained following each table). The table excludes investments that Portfolios may make solely for temporary defensive purposes. More details about each strategy and investment are provided in the discussion that follows the table.

--------------------------------------------------------------------------------
                         EQUITY AND BALANCED PORTFOLIOS
--------------------------------------------------------------------------------

                                           ---------------------------------------------------------------------------------------
                                                                       Emerging
                                                          Balanced      Markets                          International   Mid Cap
                                            Balanced        Plus         Value     Equity      Growth       Equity       Growth
                                            Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio
                                           ---------------------------------------------------------------------------------------
Strategies
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Management                   x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Core Equity Investing                         x/              x/                       x/
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Investing                                    x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income and Asset Allocation             x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Investing                                x/
----------------------------------------------------------------------------------------------------------------------------------
Foreign Investing                                             x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Growth Stock Investing                                                                            x/                        x/
----------------------------------------------------------------------------------------------------------------------------------
High Yield Investing                          x/              x/
----------------------------------------------------------------------------------------------------------------------------------
International Equity Investing                                x/                                               x/
----------------------------------------------------------------------------------------------------------------------------------
Maturity and Duration Management              x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Investing                            x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Value Investing                               x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Value Stock Investing                                                      x/
----------------------------------------------------------------------------------------------------------------------------------
Investments
----------------------------------------------------------------------------------------------------------------------------------
ADRs                                          x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Agencies                                      x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Asset-Backeds                                 x/              x/
----------------------------------------------------------------------------------------------------------------------------------





                                          ---------------------------------------------------------------------------

                                             Mid Cap    Multi-Asset    Small Cap    Small Cap
                                              Value        Class        Growth        Value      Value      Value II
                                            Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                          ---------------------------------------------------------------------------
Strategies
---------------------------------------------------------------------------------------------------------------------
Asset Allocation Management                                 x/
---------------------------------------------------------------------------------------------------------------------
Core Equity Investing                                       x/
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Investing                                  x/
---------------------------------------------------------------------------------------------------------------------
Fixed Income and Asset Allocation                           x/
---------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Investing                              x/
---------------------------------------------------------------------------------------------------------------------
Foreign Investing                                           x/
---------------------------------------------------------------------------------------------------------------------
Growth Stock Investing                                                    x/
---------------------------------------------------------------------------------------------------------------------
High Yield Investing                                        x/
---------------------------------------------------------------------------------------------------------------------
International Equity Investing                              x/
---------------------------------------------------------------------------------------------------------------------
Maturity and Duration Management                            x/
---------------------------------------------------------------------------------------------------------------------
Mortgage Investing                                          x/
---------------------------------------------------------------------------------------------------------------------
Value Investing                                             x/
---------------------------------------------------------------------------------------------------------------------
Value Stock Investing                          x/                                      x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Investments
---------------------------------------------------------------------------------------------------------------------
ADRs                                           x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Agencies                                       x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Asset-Backeds                                               x/
---------------------------------------------------------------------------------------------------------------------




                                           ---------------------------------------------------------------------------------------
                                                                       Emerging
                                                           Balanced     Markets                          International   Mid Cap
                                            Balanced        Plus         Value     Equity      Growth       Equity       Growth
                                            Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio
                                           ---------------------------------------------------------------------------------------

Brady Bonds                                   x/              x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                              x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
CMOs                                          x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                              x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Common Stock                                  x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Convertibles                                  x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Corporates                                    x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipt                            x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Securities                   x/              x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Floaters                                      x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Foreign Currency                              x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Foreign Equity                                x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities               x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Forwards                                      x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Futures                                       x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
High Yield Securities                         x/              x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                              x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Investment Companies                          x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Investment Funds                              x/              x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Loan Participations and Assignments           x/              x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Securities                           x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Municipals                                    x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Options                                       x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                               x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                         x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                 x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Rights                                        x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
SMBS                                          x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Securities Lending                            x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                   x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Structured Investments                                        x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Structured Notes                              x/              x/           x/                                  x/
----------------------------------------------------------------------------------------------------------------------------------
Swaps                                         x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------






                                          ---------------------------------------------------------------------------

                                             Mid Cap    Multi-Asset    Small Cap    Small Cap
                                              Value        Class        Growth        Value      Value      Value II
                                            Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                          ---------------------------------------------------------------------------

Brady Bonds                                                 x/
---------------------------------------------------------------------------------------------------------------------
Cash Equivalents                               x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
CMOs                                                        x/
---------------------------------------------------------------------------------------------------------------------
Commercial Paper                               x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Common Stock                                   x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Convertibles                                   x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Corporates                                     x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Depositary Receipt                             x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Securities                                 x/
---------------------------------------------------------------------------------------------------------------------
Floaters                                                    x/
---------------------------------------------------------------------------------------------------------------------
Foreign Currency                               x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Foreign Equity                                 x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities                x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Forwards                                       x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Futures                                        x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
High Yield Securities                                       x/
---------------------------------------------------------------------------------------------------------------------
Inverse Floaters                                            x/
---------------------------------------------------------------------------------------------------------------------
Investment Companies                           x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Investment Funds                                            x/
---------------------------------------------------------------------------------------------------------------------
Loan Participations and Assignments                         x/
---------------------------------------------------------------------------------------------------------------------
Mortgage Securities                                         x/
---------------------------------------------------------------------------------------------------------------------
Municipals                                                  x/
---------------------------------------------------------------------------------------------------------------------
Options                                        x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Preferred Stock                                x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                          x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                  x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Rights                                         x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
SMBS                                                        x/
---------------------------------------------------------------------------------------------------------------------
Securities Lending                             x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Short Sales                                    x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Structured Investments                                      x/
---------------------------------------------------------------------------------------------------------------------
Structured Notes                                            x/
---------------------------------------------------------------------------------------------------------------------
Swaps                                          x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------





                                           ---------------------------------------------------------------------------------------
                                                                       Emerging
                                                           Balanced     Markets                          International   Mid Cap
                                            Balanced        Plus         Value     Equity      Growth       Equity       Growth
                                            Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio
                                           ---------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
U.S. Governments                              x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Warrants                                      x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                        x/              x/           x/          x/         x/           x/           x/
----------------------------------------------------------------------------------------------------------------------------------
Yankees                                       x/              x/
----------------------------------------------------------------------------------------------------------------------------------
Zero Coupons                                  x/              x/           x/          x/         x/           x/
----------------------------------------------------------------------------------------------------------------------------------




                                          ---------------------------------------------------------------------------

                                             Mid Cap    Multi-Asset    Small Cap    Small Cap
                                              Value        Class        Growth        Value      Value      Value II
                                            Portfolio    Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                          ---------------------------------------------------------------------------
U.S. Governments                               x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Warrants                                       x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
When-Issued Securities                         x/           x/            x/           x/         x/           x/
---------------------------------------------------------------------------------------------------------------------
Yankees                                                     x/
---------------------------------------------------------------------------------------------------------------------
Zero Coupons                                   x/           x/                         x/         x/           x/
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------


                                                Domestic                                      Global
                                      Cash        Fixed         Fixed           Fixed          Fixed         High     Intermediate
                                    Reserves     Income        Income          Income         Income         Yield      Duration
                                    Portfolio   Portfolio     Portfolio     Portfolio II     Portfolio     Portfolio    Portfolio

Strategies
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Investing                                                                       x/           x/
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income and Asset Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Investing                                   x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Investing                                                x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Investing                                             x/                                           x/
-----------------------------------------------------------------------------------------------------------------------------------
Maturity and Duration Management                    x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Investing                                  x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Investing                 x/
-----------------------------------------------------------------------------------------------------------------------------------
Municipals Management
-----------------------------------------------------------------------------------------------------------------------------------
Value Investing                                     x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Investments
-----------------------------------------------------------------------------------------------------------------------------------
Agencies                               x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backeds                          x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                                                      x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------



                                      International   Mortgage-
                                         Fixed        Limited         Backed      Multi-Market
                                         Income       duration       Securities   Fised Income    Municipal    NY Municipal
                                        Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio

Strategies
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Investing                 x/                                          x/
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income and Asset Allocation
-----------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Investing             x/                                          x/
-----------------------------------------------------------------------------------------------------------------------------
Foreign Investing                          x/                                          x/
-----------------------------------------------------------------------------------------------------------------------------
High Yield Investing                                                                   x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Maturity and Duration Management           x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Mortgage Investing                         x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Money Market Investing
-----------------------------------------------------------------------------------------------------------------------------
Municipals Management                                                                               x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Value Investing                            x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Investments
-----------------------------------------------------------------------------------------------------------------------------
Agencies                                   x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Asset-Backeds                              x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Brady Bonds                                x/           x/                             x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------



                                                                    Advisory
                                        Special                     Foreign
                                        Purpose        Targeted      Fied         Advisory
                                      Fixed Income     Duration      Income       Mortgage
                                       Fortfolio       Portfolio    Portfolio     Portfolio

Strategies
-----------------------------------------------------------------------------------------
Emerging Markets Investing
-----------------------------------------------------------------------------------------
Fixed Income and Asset Allocation         x/
-----------------------------------------------------------------------------------------
Foreign Fixed Income Investing            x/             x/           x/
-----------------------------------------------------------------------------------------
Foreign Investing                         x/             x/           x/
-----------------------------------------------------------------------------------------
High Yield Investing                      x/             x/
-----------------------------------------------------------------------------------------
Maturity and Duration Management          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Mortgage Investing                        x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Money Market Investing
-----------------------------------------------------------------------------------------
Municipals Management
-----------------------------------------------------------------------------------------
Value Investing                           x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Investments
-----------------------------------------------------------------------------------------
Agencies                                  x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Asset-Backeds                             x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Brady Bonds                               x/             x/           x/
-----------------------------------------------------------------------------------------


                                                Domestic                                      Global
                                      Cash        Fixed         Fixed           Fixed          Fixed         High     Intermediate
                                    Reserves     Income        Income          income         Income         Yield      Duration
                                    Portfolio   Portfolio     Portfolio     Portfolio II     Portfolio     Portfolio    Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                       x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
CMOs                                                x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                       x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Convertibles                                        x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Corporates                             x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Securities                                                                      x/           x/
-----------------------------------------------------------------------------------------------------------------------------------
Floaters                               x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Currency                                                 x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Equity                                                                                                x/
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities                                  x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Forwards                                                         x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                             x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Securities                                            x/                                           x/
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                                    x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Investment Companies                   x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Loan Participations and Assignments                              x/                                           x/
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Securities                                 x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Municipals                                          x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
NY Municipals
-----------------------------------------------------------------------------------------------------------------------------------
Options                                             x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                     x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                  x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements          x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
SMBS                                                x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending                     x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                         x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Structured Investments
-----------------------------------------------------------------------------------------------------------------------------------
Structured Notes                                    x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Swaps                                               x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Governments                       x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                              x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Yankees                                x/                        x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupons                           x/           x/           x/              x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------------




                                      International   Mortgage-
                                         Fixed        Limited         Backed      Multi-Market
                                         Income       duration       Securities   Fised Income    Municipal    NY Municipal
                                        Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio

Strategies
-----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                           x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
CMOs                                       x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Commercial Paper                           x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Convertibles                               x/           x/                             x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Corporates                                 x/           x/                             x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Securities                x/                                          x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Floaters                                   x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Foreign Currency                           x/                                          x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Foreign Equity
-----------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities            x/                                          x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Forwards                                   x/                                          x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Futures                                    x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
High Yield Securities                                                                  x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                           x/                          x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Investment Companies                       x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Loan Participations and Assignments                                                    x/
-----------------------------------------------------------------------------------------------------------------------------
Mortgage Securities                        x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Municipals                                 x/                          x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
NY Municipals                                                                                                      x/
-----------------------------------------------------------------------------------------------------------------------------
Options                                    x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stock                            x/                                          x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                      x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements              x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
SMBS                                       x/                          x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Securities Lending                         x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Short Sales                                x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Structured Investments                                                                 x/                          x/
-----------------------------------------------------------------------------------------------------------------------------
Structured Notes                           x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Swaps                                      x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
U.S. Governments                           x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Warrants                                                                               x/
-----------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                     x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Yankees                                    x/           x/                             x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------
Zero Coupons                               x/           x/             x/              x/           x/             x/
-----------------------------------------------------------------------------------------------------------------------------




                                                                    Advisory
                                        Special                     Foreign
                                        Purpose        Targeted      Fied         Advisory
                                      Fixed Income     Duration      Income       Mortgage
                                       Fortfolio       Portfolio    Portfolio     Portfolio

-----------------------------------------------------------------------------------------
Cash Equivalents                          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
CMOs                                      x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Commercial Paper                          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Convertibles                              x/             x/           x/
-----------------------------------------------------------------------------------------
Corporates                                x/             x/           x/
-----------------------------------------------------------------------------------------
Emerging Markets Securities                                           x/
-----------------------------------------------------------------------------------------
Floaters                                  x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Foreign Currency                          x/             x/           x/
-----------------------------------------------------------------------------------------
Foreign Equity
-----------------------------------------------------------------------------------------
Foreign Fixed Income Securities           x/             x/           x/
-----------------------------------------------------------------------------------------
Forwards                                  x/             x/           x/
-----------------------------------------------------------------------------------------
Futures                                   x/             x/           x/           x/
-----------------------------------------------------------------------------------------
High Yield Securities                     x/             x/
-----------------------------------------------------------------------------------------
Inverse Floaters                          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Investment Companies                      x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Loan Participations and Assignments       x/             x/
-----------------------------------------------------------------------------------------
Mortgage Securities                       x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Municipals                                x/             x/           x/
-----------------------------------------------------------------------------------------
NY Municipals
-----------------------------------------------------------------------------------------
Options                                   x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Preferred Stock                           x/             x/           x/
-----------------------------------------------------------------------------------------
Repurchase Agreements                     x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Reverse Repurchase Agreements             x/             x/           x/           x/
-----------------------------------------------------------------------------------------
SMBS                                      x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Securities Lending                        x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Short Sales                               x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Structured Investments
-----------------------------------------------------------------------------------------
Structured Notes                          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Swaps                                     x/             x/           x/           x/
-----------------------------------------------------------------------------------------
U.S. Governments                          x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------
When-Issued Securities                    x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Yankees                                   x/             x/           x/           x/
-----------------------------------------------------------------------------------------
Zero Coupons                              x/             x/           x/           x/
-----------------------------------------------------------------------------------------


                              INVESTMENT STRATEGIES

ASSET ALLOCATION MANAGEMENT: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a Portfolio separately, and then determine the mix of those strategies expected to maximize the return available from each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser's twenty-five year history of managing balanced accounts.

Tactical asset-allocation shifts are based on comparisons of prospective risks, returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed-income, and international investment professionals manage the investments in each asset class.

CORE EQUITY INVESTING: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on the Adviser's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

FIXED INCOME MANAGEMENT AND ASSET ALLOCATION: In selecting fixed-income securities for certain Portfolios, the Adviser considers the value offered by various segments of the fixed income securities market relative to cash equivalents and equity securities. The Adviser may find that certain segments of the fixed income securities market offer more or less attractive relative value when compared to equity securities than when compared to other fixed income securities.

For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed-income securities, but overvalued compared to long duration fixed-income securities. Consequently, while a Portfolio investing only in fixed-income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

EMERGING MARKETS INVESTING: The Adviser's approach to emerging markets investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

As used in this Prospectus, emerging markets describes any country which is generally considered to be an emerging or developing country by the international financial community such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A Portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

FOREIGN FIXED INCOME INVESTING: The Adviser invests in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency futures & options, forwards and swaps may be used to hedge the currency risk.

FOREIGN INVESTING: Investors should recognize that investing in Foreign bonds and foreign equities involves certain special considerations which are not typically associated with investing in domestic securities.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign securities than about U.S. securities. Foreign bonds and Foreign equities may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since foreign bonds and foreign equities may be denominated in foreign currencies, and since a Portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although a Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments.

GROWTH STOCK INVESTING: The Adviser focuses on common stocks that generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate market index.

HIGH YIELD INVESTING: This strategy involves investments in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers. See "High Yield Securities," below, for further discussion of these securities, including risks.

INTERNATIONAL EQUITY INVESTING: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

The Adviser considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a Portfolio may also invest in regulated investment companies or Investment funds which invest in such countries to the extent allowed by applicable law.

MATURITY AND DURATION MANAGEMENT: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed-income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See value investing for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any Fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

MONEY MARKET INVESTING: The Cash Reserves Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. The Portfolio is designed to provide maximum stability of principal. However, because the Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Cash Reserves Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

A-1 and Prime-1 Commercial Paper Ratings: Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

MORTGAGE INVESTING: As described in the prospectus, certain Portfolios may invest greater than 50% of their assets, and other Portfolios also may invest, in mortgage-related securities. These include mortgage securities representing interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Fannie Mae, other government agencies, and private issuers. It is expected that a Portfolio's primary emphasis will be in mortgage securities issued by the various government-related organizations. However, a Portfolio may invest, without limit, in mortgage securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

MUNICIPALS MANAGEMENT: Municipals management emphasizes a diversified portfolio of high grade municipal debt securities. These securities generally provide interest income that is exempt from federal regular income tax. However, the interest on certain types of municipal securities may be subject to the alternative minimum tax.

The Adviser manages the Fund's municipal Portfolios with the goal of maximizing their total return. This means that they may invest in taxable investments when the prospective after-tax total return on such investments is attractive, regardless of the taxable nature of income on the security. Municipal Portfolios also may invest in taxable investments such as U.S. Governments, agencies, corporates, cash equivalents, preferred stocks, mortgage securities, asset-backeds, floaters, and inverse floaters.

VALUE INVESTING: One of two primary components of the Adviser's fixed-income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

VALUE STOCK INVESTING: The Adviser emphasizes common stocks that it believes are undervalued relative to the stock market in general as measured by an appropriate market index. The Adviser determines value using a variety of measures, including price/earnings ratios and price/book ratios. Value stocks generally pay dividends, but the Adviser may select non-dividend paying stocks for their value characteristics.


                                   INVESTMENTS

ADRs: American Depository Receipts ("ADRs") are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. They are treated as U.S. Equity Securities for purposes of the Portfolios' investment policies. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders. ADRs also include American Depository Shares.

AGENCIES: Agencies are Fixed Income Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the U.S. include the Export Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the Government National Mortgage Association, are, in effect, backed by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the +Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

ASSET-BACKEDS: Asset-Backeds are Fixed Income Securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. The short-term nature of the loans reduces, but does not eliminate, the impact of any change in prepayment level. Due to amortization, the average life for these securities is used to measure their maturity.

Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS: Brady Bonds are both Emerging Market Securities and Foreign Fixed Income Securities. They are created by exchanging existing commercial bank loans to foreign entities for new obligations for the purpose of restructuring the issuers' debts under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued fairly recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated). They are actively traded in the over-the-counter secondary market. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. These Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds generally are viewed as speculative.

CASH EQUIVALENTS: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Each Portfolio may invest in obligations of U.S. banks, and, except for the Domestic Fixed Income Portfolio, in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of this Prospectus.

The Portfolios will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase.

(2) Each Portfolio (except the Cash Reserves Portfolio) may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch). The Cash Reserves Portfolio invests only in commercial paper rated in the highest category;

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home



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Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae,
Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) repurchase agreements collateralized by securities listed above; and

(7) The Cash Reserves Portfolio's investments in Cash Equivalents are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act").

Commercial paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or Standard & Poor's.

CMOS: Collateralized mortgage obligations ("CMOs") are Derivatives structured as debt obligations or multiclass pass-through certificates. CMOs are issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be



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




greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Like bonds in general, mortgage securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages with the result that the average life of mortgage securities that a Portfolio holds may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates.

COMMON STOCK: Common stocks are EQUITY SECURITIES representing an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: Convertibles may be considered either EQUITY SECURITIES or FIXED INCOME SECURITIES. They are commonly corporates or preferred stocks which may be exchanged for a fixed number of shares of common stock at the purchaser's option. Convertibles may be viewed as an investment in the convertible security or the security into which it may be exchanged. Therefore, the Fund's equity, fixed income and balanced Portfolios may all purchase convertibles.

CORPORATES: Corporate bonds ("Corporates") are FIXED INCOME SECURITIES issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio will buy corporates subject to any quality constraints. If a Portfolio holds a security that is down-graded, the Portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the Portfolio.

DEPOSITARY RECEIPTS: Depositary receipts are FOREIGN EQUITY SECURITIES, including Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and other similar types of depositary shares. Depositary receipts are securities that can be traded in U.S. or foreign securities markets but which represent ownership interests in a security or pool of securities by a foreign or U.S. corporation. Depositary receipts may be sponsored or unsponsored. The depositary of unsponsored depositary receipts may provide less information to receipt holders.

Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing the unsponsored GDRs and EDRs. The depositary of unsponsored GDRs and EDRs is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored GDRs and EDRs voting rights with respect to the deposited securities or pool of securities. GDRs and EDRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, GDRs or EDRs in registered form are designed for use in the U.S. securities market and GDRs or EDRs in bearer form are designed for use in securities markets outside the U.S. Portfolios may invest in sponsored and unsponsored GDRs and EDRs. For purposes of the Funds' investment policies, a Portfolio's investments in GDRs or EDRs will be deemed to be investments in the underlying securities.

DERIVATIVES: Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include the following instruments, each of which is described in this Statement of Additional Information: CMOs, FORWARDS, FUTURES, OPTIONS, SMBS, STRUCTURED INVESTMENTS, STRUCTURED NOTES, and SWAPS.

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Each Portfolio (except the Cash Reserves Portfolio) may use derivatives for various purposes. A Portfolio will use derivatives only in circumstances where they offer the most economic means of improving its risk/reward profile. A Portfolio will not use derivatives to increase its risk above the level that it could achieve using only traditional investment securities. A Portfolio also will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that it could not acquire and hold directly. Any applicable limitations are described under each investment definition. The Portfolios may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees ("Board"). These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOs, forwards, futures, options, SMBS, structured investments, structured notes and swaps.

When a Portfolio engaged in certain types of derivatives transactions, including certain forwards, futures, options and mortgage derivatives, it will have to segregate cash and/or liquid securities to cover its obligations. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

EMERGING MARKETS SECURITIES: Emerging market securities are FOREIGN EQUITY SECURITIES or FOREIGN FIXED INCOME SECURITIES issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. It may be difficult to obtain and enforce a judgment in a court outside the United States. Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

EQUITY SECURITIES: Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities. Equity securities include the following types of instruments, each of which is described in this Statement of Additional Information: ADRs, COMMON STOCK, CONVERTIBLES, INVESTMENT COMPANIES, PREFERRED STOCK, RIGHTS and WARRANTS.

FIXED INCOME SECURITIES: Fixed income securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, and the type of collateral, if any. Some fixed income securities may have other novel features such as conversion rights. Fixed income securities include the following types of instruments, each of which is described in this Statement of Additional Information: AGENCIES, ASSET-BACKEDS, CASH EQUIVALENTS, CONVERTIBLES, CORPORATES, FLOATERS, HIGH YIELD SECURITIES, INVERSE FLOATERS, LOAN

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PARTICIPATIONS and ASSIGNMENTS, MORTGAGE SECURITIES, MUNICIPALS, NY MUNICIPALS,
PREFERRED STOCK, REPURCHASE AGREEMENTS, U.S. GOVERNMENTS, WHEN-ISSUED SECURITIES, YANKEE AND EURODOLLAR OBLIGATIONS and ZERO COUPONS.

Prices of fixed income securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. Economic, political and other events also may affect the prices of broad fixed income markets. The duration and maturity of a fixed income security also affect its price volatility. These concepts are described below in Maturity and Duration Management. Generally, securities with longer maturities or durations will experience greater price volatility.

Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments and call provisions also will affect the maturity and value of some fixed income securities. The occurrence of prepayments and calls generally increases in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding fixed income securities.

FLOATERS: Floaters are FIXED INCOME SECURITIES with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under foreign investing.

FOREIGN CURRENCY: Portfolios investing in FOREIGN SECURITIES will regularly transact security purchases and sales in foreign currencies. These Portfolios may hold foreign currency or purchase or sell currencies on a forward basis (see FORWARDS, below).

Foreign currency warrants. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be

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accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.
Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based of the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN EQUITY SECURITIES: Foreign equity securities are EQUITY SECURITIES of foreign issuers denominated in foreign currency and traded primarily in non-U.S. markets, including depositary receipts. See also Foreign Securities, below.

FOREIGN FIXED INCOME SECURITIES: Foreign fixed income securities are FIXED INCOME SECURITIES denominated in foreign currency and issued and traded primarily outside of the U.S., including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities. See also Foreign Securities, below.

FOREIGN SECURITIES: Foreign Securities include BRADY BONDS, DEPOSITARY RECEIPTS, EMERGING MARKET SECURITIES, FOREIGN CURRENCY, FOREIGN EQUITY SECURITIES, FOREIGN FIXED INCOME SECURITIES, and INVESTMENT FUNDS. Investing in foreign securities involves certain special risks not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions

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between various currencies. Certain Portfolios may enter into forward foreign currency exchange contracts to hedge their respective holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.


As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.


Although the Portfolios will endeavor to achieve most favorable execution costs in their Portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Portfolio's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Portfolios for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.

European Currency Transition. On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets worldwide.

FORWARDS: Forward Foreign Currency Exchange Contracts ("Forwards") are DERIVATIVES which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A Portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Portfolio's entry into forward contracts, as well as any use of cross or proxy hedging

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techniques will generally require the Portfolio to hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.

A Portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

Risks. Forward contracts are not traded on contract markets regulated by the SEC or CFTC. They are traded through financial institutions acting as market-makers. Portfolios that trade forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.

Forward contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lesser trading volume.

Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

FUTURES: Futures contracts and options on futures contracts ("Futures") are DERIVATIVES. Each Portfolio, except the Cash Reserves Portfolio, may invest in Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.


Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on the basis of margin deposits that may range upward from less than 5% of the value of the contract being traded. A

Portfolio's margin deposits will be placed in a segregated account maintained by the Fund's custodian or with a futures commission merchant as approved by the Board.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.


Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Fund require that the aggregate initial margins and premiums required to establish non-hedging positions not exceed 5% of the liquidation value of a Portfolio.

Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Risks. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Portfolio's use of futures involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk that a Portfolio could lose margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

HIGH YIELD SECURITIES: High yield securities are Fixed Income Securities, generally corporates, preferred stocks, and convertibles, rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated fixed income securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. See the Appendix for more information about fixed income security ratings. Investment grade securities that Portfolios hold may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While fixed income securities rated below investment grade offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. High yield securities issued under these circumstances pose substantial risks. The price movement of high yield securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds. Compared with investment grade securities, the values of high yield securities tend to be more volatile and may react with greater sensitivity to changes in interest rates.

The market for high yield securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a Portfolio may experience sudden and substantial price declines.

A lower level of liquidity might have an effect on a Portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a Portfolio may find it difficult to value its securities accurately. A Portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

Certain types of high yield bonds are non-income paying securities. For example, zero coupons pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the Portfolio does not receive periodic cash flow from these investments.

INVERSE FLOATERS: Inverse floating rate obligations ("inverse floaters") are Fixed Income Securities which have coupon rates that vary inversely to another specified floating rate, such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Some inverse floater CMOs are extremely sensitive to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANIES: Investment companies are EQUITY SECURITIES and include open-end or closed-end investment companies. The 1940 Act generally prohibits the Portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

To the extent a Portfolio invests a portion of its assets in investment companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the Portfolio itself. The Portfolios may not purchase shares of any affiliated investment company except as permitted by Securities and Exchange Commission ("SEC") rule or order.

INVESTMENT FUNDS: Investment funds are EMERGING MARKET SECURITIES. Some emerging market countries have laws and regulations that currently preclude or limit direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds. Portfolios that may invest in these Investment Funds are subject to applicable law as discussed under Investment Restrictions and will invest in such Investment Funds only where appropriate given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio. Under certain circumstances, an investment in an investment fund will be subject to the additional limitations that apply to investments in investment companies.

INVESTMENT GRADE SECURITIES: Investment grade securities are FIXED INCOME SECURITIES that are (a) rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Investors Service, Inc., ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"));
(b) guaranteed by the U.S. Government or a private organization; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Securities rated A or higher are considered to be "high grade." Any Portfolio permitted to hold Investment Grade Securities or "high grade" securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security or "high grade" securities, respectively. The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio.

Mortgage securities, including mortgage pass-throughs and CMOS, deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Loan participations and assignments are FIXED INCOME SECURITIES. A Portfolio may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). A Portfolio's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. If a Lender selling a Participation becomes insolvent, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential

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assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's holdings and calculating its net asset value.

Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Those Participations and Assignments present additional risk of default or loss.

MORTGAGE SECURITIES: Mortgage-backed securities ("Mortgage Securities") are FIXED INCOME SECURITIES representing an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the Portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various governmental, government-related and private organizations. Portfolios may invest in securities issued or guaranteed by GNMA, FHLMC, Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If a Portfolio purchases a mortgage security that does not have an issuer-provided guarantee, the security will be rated investment grade at the time of purchase by one or more NRSROs, or, if unrated, of the same quality.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including zero coupon U.S. Treasuries), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Underlying Mortgages. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolios may purchase pools of adjustable rate mortgages ("ARM"), growing equity mortgages ("GEM"), graduated payment mortgage ("GPM") and other types where the principal and interest payment procedures vary. ARM's are mortgages which reset the mortgage's interest rate with changes in open market interest rates. The Portfolios' interest income will vary with changes in the applicable interest rate on pools of ARM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios' net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

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Average Life. The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Returns of Mortgage Securities. Yields on mortgage pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual prepayment experience may cause the realized return to differ from the assumed yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the Portfolios. The compounding effect from reinvestment of monthly payments received by each Portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

About Mortgage Securities. Interests in pools of mortgage securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

Residential mortgage loans are pooled by FHLMC. FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PC's") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Fannie Mae is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings, banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae.

The principal Government guarantor of mortgage-backed securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolios will purchase mortgage securities that are rated investment grade quality by Moody's and/or Standard & Poor's or, if unrated, deemed by the Adviser to be of investment grade quality.

It is expected that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than

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previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios will, consistent with their investment objective and policies, consider making investments in such new types of securities.

There are two methods of trading mortgage securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage securities are traded on a TBA basis.

Possible Risks: Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of mortgage securities held by a Portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Prepayments at a time when interest rates are falling generally means that a Portfolio may have to invest the principal payments it receives at lower interest rates. In selecting mortgage securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

MUNICIPALS: Municipal securities are FIXED INCOME SECURITIES issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Project notes are instruments issued by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the U.S.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are

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short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

NY MUNICIPALS: NY Municipals are FIXED INCOME SECURITIES issued by the New York State government, state agencies and various local governments, including counties, cities, municipalities, townships, special districts and authorities.




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In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protects debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Concentration of investment in the securities of one state exposes the Portfolio to greater credit risks than would be present in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal securities of that state.

Certain state-created agencies have statutory authority to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on State funds through various state-assisted programs.

The Portfolio will make significant investments in NY Municipal Bonds. The Portfolio's performance will depend in part upon the ability of the issuers of these Bonds to meet their obligations for the payment of principal and interest. The Portfolio may acquire Bonds whose issuers are affected by the financial circumstances facing New York generally. While the overall wealth of New York, as reflected by its per capita income, is among the highest in the nation, New York has a large accumulated deficit and the per capita debt is among the highest in the country. Additionally, New York City, which represents a significant part of the state's economy, has struggled at times to maintain fiscal stability. Financial difficulties affecting New York's economy generally may also affect municipal securities issuers, by jeopardizing their credit standing, impairing their borrowing abilities, and affording fewer markets for their outstanding debt obligations. In recent years, Standard & Poor's and Moody's have downgraded several different issues of municipal securities of New York City and New York State and their agencies and instrumentalities. Historically, there has been a strong demand for New York Municipal Bonds, and as a consequence, New York Municipal Bonds are often issued with relatively lower yields, and traded in the marketplace at relatively higher prices, than comparably rated municipal bonds issued in other jurisdictions.

Options: Options are Derivatives. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

Portfolios may purchase over-the-counter options ("OTC Options") from, or sell them to, securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios expect generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by the Portfolios or sold by them (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Portfolio's limitation on investing in illiquid securities.

The Portfolios may also write covered-call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to protect against a decline in the U.S. dollar value of a currency due to the changes of exchange rates vis a vis the U.S. dollar and the option is written for a currency other than

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                                       26

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the currency in which the security is denominated. In such circumstances, the
Portfolios will follow the coverage requirements as described in the preceding paragraph.

Risks of Options. Investments in options involve some of the same risks that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Those price changes also can result in a Portfolio holding an option that will expire worthless. For example, if a Portfolio purchases a call option and the price of the underlying security falls to rise above the option's strike price, the Portfolio would not exercise the option. As a result, the option will expire worthless and the Portfolio will lose the price it paid for the option. By contrast, if a Portfolio writes a call option on a security and the price of the underlying security rises above the strike price, the purchaser of the option may exercise the option, so that the Portfolio will not benefit from the increase in value of the underlying security.

Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. The market prices of options generally can be more volatile than the market prices on the underlying futures contract or securities. Another risk is that the Counterparty to an over-the-counter option will be unable to fulfill its obligation to the Portfolio due to bankruptcy or other circumstances.

Options on Currencies. All Portfolios, except the Cash Reserves, Domestic Fixed Income, Limited Duration, Mortgage- Backed Securities and Advisory Mortgage Portfolios, may purchase and write options on foreign currencies in a manner similar to that in which they would use futures contracts on foreign currencies, or forward contracts. For example, a decline in the dollar value of a foreign currency in which Portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. To protect against such diminution in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency falls, a Portfolio will have the right to sell the currency for a fixed amount in dollars and thereby offset, in whole or in part, the adverse effect that the foreign currency's fall would have had on the Portfolio's holdings.

Conversely, a Portfolio may buy call options on a foreign currency when the Adviser wants to purchase securities denominated in that currency and believes that the dollar value of that foreign currency will increase, thereby increasing the cost of acquiring those securities. Purchasing such options may offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolios lose money on transactions in foreign currency options, which could reduce the gain the Portfolio might have achieved from advantageous changes in the exchange rates.

The Portfolios may write options on foreign currencies for the same purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.




                                       27

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The Portfolios may only write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if a Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily.

The Portfolios may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Portfolio will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Combined Transactions. The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.

Risks of options on futures contracts and on foreign currencies. Options on foreign currencies are traded over-the-counter through financial institutions acting as market-makers, although they are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio that writes options could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.




                                       28

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In addition, options on foreign currencies may be traded on foreign exchanges.
Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lesser trading volume.

PREFERRED STOCK: Preferred stocks are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer. Preferred stocks have many of the characteristics of both Equity Securities and Fixed Income Securities. Therefore, the Fund's equity, fixed income and balanced Portfolios may all purchase preferred stocks.

REPURCHASE AGREEMENTS: Repurchase agreements are Fixed Income Securities in the form of an agreement backed by collateral. Each of the Fund's Portfolios may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by a Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. Such agreements permit a Portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser and the Fund's Administrator will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.

Pursuant to an SEC order, the Fund's Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the Portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio's participation in the income from jointly purchased repurchase agreements will be based on that Portfolio's percentage share in the total repurchase agreement.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

REVERSE REPURCHASE AGREEMENTS: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will establish a separate custodial account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

RIGHTS: Rights are EQUITY SECURITIES representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Portfolio that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.



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SECURITIES LENDING: Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting an investment on loan, the loan must be called and the securities voted.

SHORT SELLING: A short sale is a transaction in which a Portfolio sells securities that it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Portfolio secures its obligation to replace the borrowed securities by depositing collateral with the broker, consisting of cash or other liquid securities. The Portfolio also must place in a segregated account with its custodian cash or other liquid securities equal in value to the difference, if any, between (i) the current market value of the securities sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short.

Risks: Short sales by a Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio will have to replace the securities by purchasing them at a higher price than it received from the sale. Therefore, losses from short sales may be unlimited. By contrast, when a Portfolio purchases a security and holds it, the Portfolio cannot lose more than the amount it paid for the security.

SMBS: Stripped mortgage-backed securities ("SMBS") are DERIVATIVES in the form of multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme

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case, one class will receive all of the interest (the interest-only or "IO"
class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMBS are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Certain of these securities may be deemed "illiquid" and subject to each Portfolio's limitation on investing in illiquid securities.

STRUCTURED INVESTMENTS: Structured investments are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Portfolio will purchase Structured Investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board.

STRUCTURED NOTES: Structured notes are DERIVATIVES on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows a Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS: All Portfolios, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into Swap Contracts ("Swaps"). A swap is a DERIVATIVE in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which the Portfolios may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the Counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

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The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. All of the Portfolios, except the Cash Reserves Portfolio, may enter into OTC Derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with Counterparties that are approved by the Adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each Counterparty and various credit enhancement techniques (for example, collateralization of amounts due from Counterparties) to limit exposure to Counterparties with ratings below AA.

Risks: Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENTS: The term "U.S. Government securities" ("U.S. Governments") refers to a variety of FIXED INCOME SECURITIES issued or guaranteed by the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government, on which the payment of principal and interest is backed by the full faith and credit of the U.S. Government. For example, U.S. Treasury securities are backed by the "full faith and credit" of the U.S.

WARRANTS: Warrants are EQUITY SECURITIES in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

WHEN-ISSUED SECURITIES: Certain FIXED INCOME SECURITIES are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until the Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurodollar Obligations: Each Portfolio, except the Domestic Fixed Income Portfolio, can invest in Eurodollar and Yankee obligations, which are Fixed Income Securities. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S.

banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

EURODOLLAR AND YANKEE OBLIGATIONS are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Cash Reserves Portfolio will perform the same credit analysis on Eurodollar and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

ZERO COUPONS: Zero coupon bonds are FIXED INCOME SECURITIES that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                             INVESTMENT LIMITATIONS


FUNDAMENTAL LIMITATIONS. Each Portfolio of the Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, each Portfolio will not:


(1) invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;


(3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental limitation (7), below,
(ii) by lending its portfolio securities, and (iii) by lending portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;


(4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer (this restriction is not applicable to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or the Emerging Markets Value Portfolios);


(5) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this restriction does not apply to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or the Emerging Markets Value Portfolios);

(6) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7) underwrite the securities of other issuers (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in connection with the disposition of restricted securities); and

(8) acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(ii) the Cash Reserves Portfolio may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Mortgage-Backed Securities and Advisory Mortgage Portfolios will concentrate in mortgage-backed securities.

NON-FUNDAMENTAL LIMITATIONS. Each Portfolio is also subject to the following restrictions which may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, no Portfolio will:

(1)  in the case of any equity or balanced Portfolio

     (a) enter into futures contracts to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of each Portfolio's total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage; or

     (b) write put or call options except to the extent described above in (a); and

(2) in the case of any fixed income Portfolio, enter into futures contracts or options on futures contracts for purposes other than bona fide hedging if more than 5% of the Portfolio's total assets at the time of the transaction would be required as margin and option premiums to secure the Portfolio's obligations under such contracts;


(3) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Portfolio may make margin deposits in connection with transactions in options, futures, and options on futures;

(4) sell short unless, the Portfolio (i) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order or interpretation (transactions in futures contracts and options, however, are not deemed to constitute selling securities short);

(5) borrow money other than from banks or other Portfolios of MAS Funds, provided that a Portfolio may borrow from banks or other Portfolios of MAS Funds so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or purchase additional securities when borrowings exceed 5% of total (gross) assets;

(6) pledge, mortgage or hypothecate assets in an amount greater than 50% of its total assets, provided that each Portfolio may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

(7) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board;


(8) invest for the purpose of exercising control over management of any company; and

(9) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder.


Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

                               PURCHASE OF SHARES

The Portfolios requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by employees of the Adviser and its affiliates.

The Cash Reserves Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, you must pay for shares of the Cash Reserves Portfolio with Federal Funds (monies credited to the Portfolio's Custodian by a Federal Reserve Bank). Payment for shares of the other Portfolios need not be converted into Federal Funds before acceptance by the Fund.

Investors purchasing and redeeming shares of the Portfolios through a Shareholder Organization may be charged a transaction-based fee or other fee for the Shareholder Organization's services. Each Shareholder Organization is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class Shares.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

                              REDEMPTION OF SHARES

Each Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit. The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by a Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

                        TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value net computed after such orders are accepted by an authorized broker or the broker's authorized designee.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

The exchange privilege is only available with respect to Portfolios that are qualified for sale in a shareholder's state. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. Any such exchange will be based on the respective net asset values of the shares involved. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased. Exchange requests may be made either by mail or telephone. Telephone exchanges (referred to as "expedited exchanges") will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts are identical. Requests for expedited exchanges received prior to the time at which each Portfolio determines its net asset value, as described in the prospectus will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Expedited exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board to assure that such exchanges do not disadvantage the Fund and its shareholders. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing.

Because an exchange of shares amounts to a redemption from one Portfolio and purchase of shares of another Portfolio, the information regarding purchase and redemption of shares applies to exchanges. For federal income tax purposes, an exchange between Portfolios of the Fund is a taxable event, and, accordingly, a capital gain or loss may be realized. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

Shareholders may transfer shares of the Fund's Portfolios to another person by written request to the Client Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                               VALUATION OF SHARES

Net asset value per share ("NAV") is determined by dividing the total market value of each Portfolio's investments and other assets, less any liabilities (this includes accrued expenses and dividends payable for the Cash Reserves Portfolio), by the total outstanding shares of that Portfolio. NAV for Investment Class Shares, Institutional Class Shares and Adviser Class Shares may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.

Equity securities listed on a U.S. securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on the day of valuation. Price information on listed equity securities is taken from the exchange where the security is primarily traded. Equity Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of the foreign currencies against U.S. dollars. Unlisted equity securities and listed U.S. equity securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. NAV includes interest on bonds and other fixed income securities which is accrued daily. Bonds and other fixed income securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market.

However, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed income securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used.

CASH RESERVES PORTFOLIO: For the purpose of calculating the Cash Reserves Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, the Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

In the event of a deviation of over 1/2 of 1% between a Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a NAV not equal to $1.00 based upon available market quotations.

                             MANAGEMENT OF THE FUND


TRUSTEES' RESPONSIBILITIES

The Trustees supervise the Trust's affairs under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which certain companies provide essential management, administrative and shareholder services to the Trust.

TRUSTEES AND OFFICERS

The Fund's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Fund. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years:

THOMAS L. BENNETT,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business , University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

JOSEPH P. HEALEY, Trustee; Headmaster, Ethical Culture Fieldston School; Trustee Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS, Trustee; Vice President and Treasurer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN, Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

------------------------------------------------------------------------------

JAMES D. SCHMID, President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc., Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO, Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; formerly, Manager, Internal Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR., Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius LLP.

RICHARD J. SHOCH, Assistant Secretary, MAS Funds; Fund Compliance Officer, Miller Anderson & Sherrerd, LLP; formerly, Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

COMPENSATION OF TRUSTEES AND OFFICERS

The Fund pays each Trustee, who is not also an officer or interested person, a fee for each Board Meeting attended plus travel and other expenses incurred in attending such meetings. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by the Adviser or Sub- Administrator.

The Fund maintains an unfunded Deferred Compensation Plan ("Plan") which allows each independent Trustee to defer payment of his or her retainer and fees to a later date. The Fund's policy is for each Trustee to defer at least twenty-five percent (25%) of his or her retainer and fees received annually from the Fund. To that end, the Plan requires that each Eligible Trustee (defined by the Plan as a member of the Board who is not an "interested person" of the Fund, as such term is defined under Section 2(a)(19) of the 1940 Act) defer his or her entire retainer, which is deemed a deferral of twenty-five percent (25%) of the Trustee's retainer and fees received from the Fund for the year. The Plan also permits the Eligible Trustee to defer all, or a portion, of the fees received for attending meetings of the Board throughout the year. Amounts deferred by each Eligible Trustee are credited with a return equal to what those amounts would have received if they had been invested in Portfolios of the Fund selected by that Trustee. Any deferred amounts will not be available to Eligible Trustees for a period of three (3) or more years and distributions may not be deferred beyond the Eligible Trustee's membership on the Board. Distributions to an Eligible Trustee are either in the form of a lump sum or equal annual installments over a period of five (5) years and commence within ninety (90) days after the last date during the deferral period on which the Fund makes a valuation of the Eligible Trustee's deferred compensation. The Fund intends that the Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986. The rights of an Eligible Trustee and the beneficiaries to the amounts held under the Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Plan became effective May 23, 1996. There were no payments under the Plan during the fiscal year ended September 30, 1998.

As of the fiscal year ended September 30, 1998, the Trustees and officers of the Fund owned, in the aggregate, less than 1% of the outstanding shares of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended September 30, 1998 is set forth below.


                                   Aggregate              Pension or Benefits
                               Compensation from           Accrued as Part of          Total Compensation
Name of Trustee                    the Fund#                 Fund Expenses                from the Fund
---------------                    ---------                 -------------                -------------

Thomas L. Bennett*                    -0-                         -0-                          -0-

Thomas P. Gerrity

Joseph P. Healey

Joseph J. Kearns

C. Oscar Morong, Jr.

Vincent R. McLean



*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.
# Includes amounts deferred from quarterly meeting fees at the election of Trustees under the Deferred Compensation Plan.
## In addition, each Trustee has deferred his retainer of $12,000 under the Deferred Compensation Plan.

                               INVESTMENT ADVISER


The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of December 31, 1998 had in excess of $____ billion in assets under management.

Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of each Portfolio of the Fund, manages the investment and reinvestment of the assets of each Portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's Portfolios and to place each Portfolio's purchase and sales orders for investment securities.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolios and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

-------------------------------------------------------------------------------
Portfolio                                               Rate (%)
-------------------------------------------------------------------------------
Emerging Markets Value Portfolio                        0.750%
-------------------------------------------------------------------------------
Equity Portfolio                                        0.500
-------------------------------------------------------------------------------
Growth Portfolio                                        0.500
-------------------------------------------------------------------------------
International Equity Portfolio                          0.500
-------------------------------------------------------------------------------
Mid Cap Growth Portfolio                                0.500
-------------------------------------------------------------------------------
Mid Cap Value Portfolio                                 0.750
-------------------------------------------------------------------------------
Small Cap Growth Portfolio                              1.000
-------------------------------------------------------------------------------
Small Cap Value Portfolio                               0.750
-------------------------------------------------------------------------------
Value Portfolio                                         0.500
-------------------------------------------------------------------------------
Value II Portfolio                                      0.500
-------------------------------------------------------------------------------
Cash Reserves Portfolio                                 0.250
-------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                         0.375
-------------------------------------------------------------------------------
Fixed Income Portfolio                                  0.375
-------------------------------------------------------------------------------
Fixed Income II Portfolio                               0.375
-------------------------------------------------------------------------------
Global Fixed Income Portfolio                           0.375
-------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                     0.450
-------------------------------------------------------------------------------
High Yield Portfolio                                    0.375
-------------------------------------------------------------------------------
Intermediate Duration Portfolio                         0.375
-------------------------------------------------------------------------------
International Fixed Income Portfolio                    0.375

-------------------------------------------------------------------------------
Limited Duration Portfolio                              0.300
-------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                    0.375
-------------------------------------------------------------------------------
Municipal Portfolio                                     0.375
-------------------------------------------------------------------------------
NY Municipal Portfolio                                  0.375
-------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                  0.375
-------------------------------------------------------------------------------
Targeted Duration Portfolio                             0.375
-------------------------------------------------------------------------------
Balanced Portfolio                                      0.450
-------------------------------------------------------------------------------
Balanced Plus Portfolio                                 0.550
-------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                             0.650
-------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                 0.375
-------------------------------------------------------------------------------
Advisory Mortgage Portfolio                             0.375
-------------------------------------------------------------------------------


In cases where a shareholder of any of the Portfolios has an investment counseling relationship with the Adviser, the Adviser may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Fund. This procedure will be utilized with clients having contractual relationships based on total assets managed by Miller Anderson & Sherrerd, LLP to avoid situations where excess advisory fees might be paid to the Adviser. In no event will a client pay higher total advisory fees as a result of the client's investment in the Fund. In addition, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses actually deducted from Portfolio assets for the Institutional Class of the___________________ Portfolios from exceeding ___________% of its average daily net assets, respectively. The Adviser also has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses actually deducted from Portfolio assets for the Investment Class and the Adviser Class of the___________________ Portfolios from exceeding ___________% of its average daily net assets, respectively.

For the fiscal years ended September 30, 1996, 1997 and 1998 the Fund paid the following advisory fees:



                                          ----------------------------------------------------------------------------------
                                                     Advisory Fees Paid                      Advisory Fees Waived
----------------------------------------------------------------------------------------------------------------------------
Portfolio                                   1996         1997         1998          1996         1997          1998
                                            (000)        (000)        (000)         (000)        (000)         (000)
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio






----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
Value II Portfolio
----------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio
----------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio
----------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
----------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio
----------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio
----------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio
----------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
----------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio
----------------------------------------------------------------------------------------------------------------------------



* Not in operation during the period.


The Agreement continues for successive one year periods, only if each renewal is specifically approved by a vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party in person at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio of the Fund. If the holders of any Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Portfolio without penalty, at any time, (1) by vote of the Board or by vote of the outstanding voting securities of the Portfolio or (2) on sixty (60) days' written notice to the Adviser, or (3) by the Adviser upon ninety (90) days' written notice to the Fund.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

                              PRINCIPAL UNDERWRITER

MAS Fund Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, with its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

SHAREHOLDER SERVICE AGREEMENT. The Fund has entered into a Shareholder Service Agreement with the Distributor whereby the Distributor will compensate service providers who provide certain services to clients who beneficially own Investment Class shares of the Portfolios described in the Investment Class prospectus. Each Portfolio will pay to the Distributor a fee at the annual rate of .15% of the average daily net assets of such Portfolio attributable to the shares serviced by the service provider, which fee will be computed daily and paid monthly. During the fiscal year ended September 30, 1998, the Fund paid $________ to compensate the Distributor under this Shareholder Service Agreement.


                             DISTRIBUTION OF SHARES

The Fund's Distribution Plan provides that the Adviser Class Shares will pay the Distributor an annualized fee of .25% of the average daily net assets of each Portfolio attributable to Adviser Class Shares, which the Distributor can use to compensate broker/dealers and service providers which provide distribution services to Adviser Class Shareholders or their customers who beneficially own Adviser Class Shares.

The Fund has adopted the Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Adviser Class Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund. For the fiscal year ended September 30, 1998, the _________________ Portfolios paid $_____, respectively, in distribution fees pursuant to the

Distribution Plan. Other than $_______ of fees retained by the Distributor, fees paid to the Distributor during the fiscal year were used to reimburse third-parties for distribution-related services performed on behalf of the Fund.

                               FUND ADMINISTRATION

MAS also serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub- administration agreements. Chase Global Funds Services Company (formerly Mutual Fund Services Company, or MFSC), an affiliate of The Chase Manhattan Bank, serves as transfer agent and provides fund accounting and other services pursuant to a sub-administration agreement.

For the fiscal years ended September 30, 1996, 1997 and 1998, the Fund paid the following administrative fees:


                                             --------------------------------------------
                                                       Administrative Fees Paid
-----------------------------------------------------------------------------------------

Portfolio                                      1996          1997          1998
                                               (000)         (000)         (000)
-----------------------------------------------------------------------------------------
Emerging Markets Value Portfolio
-----------------------------------------------------------------------------------------
Equity Portfolio
-----------------------------------------------------------------------------------------
Growth Portfolio
-----------------------------------------------------------------------------------------
International Equity Portfolio
-----------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------
Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------
Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------
Small Cap Value Portfolio
-----------------------------------------------------------------------------------------
Value Portfolio
-----------------------------------------------------------------------------------------
Value II Portfolio
-----------------------------------------------------------------------------------------
Cash Reserves Portfolio
-----------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
-----------------------------------------------------------------------------------------
Fixed Income Portfolio
-----------------------------------------------------------------------------------------
Fixed Income II Portfolio
-----------------------------------------------------------------------------------------
Global Fixed Income Portfolio
-----------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
-----------------------------------------------------------------------------------------
High Yield Portfolio
-----------------------------------------------------------------------------------------
Intermediate Duration Portfolio
-----------------------------------------------------------------------------------------
International Fixed Income Portfolio
-----------------------------------------------------------------------------------------


                                             --------------------------------------------
                                                       Administrative Fees Paid
-----------------------------------------------------------------------------------------
Portfolio                                      1996          1997          1998
                                               (000)         (000)         (000)
-----------------------------------------------------------------------------------------
Limited Duration Portfolio
-----------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
-----------------------------------------------------------------------------------------
Municipal Portfolio
-----------------------------------------------------------------------------------------
NY Municipal Portfolio
-----------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
-----------------------------------------------------------------------------------------
Targeted Duration Portfolio
-----------------------------------------------------------------------------------------
Balanced Portfolio
-----------------------------------------------------------------------------------------
Balanced Plus Portfolio
-----------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
-----------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
-----------------------------------------------------------------------------------------
Advisory Mortgage Portfolio
-----------------------------------------------------------------------------------------

* Not in operation during the period.



                             OTHER SERVICE PROVIDERS

CUSTODIAN. The Chase Manhattan Bank, New York, NY serves as custodians for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and dividend disbursing agent.

INDEPENDENT ACCOUNTANTS. ____________________, located at ____________________, serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

FUND COUNSEL. Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, acts as the Fund's legal counsel.

LITIGATION:  The Fund is not involved in any litigation.

                             BROKERAGE TRANSACTIONS

Portfolio Transactions

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

Although the Adviser generally seeks competitive commission rates and dealer spreads, a Portfolio will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. Transactions may involve specialized services on the part of the broker or dealer involved, and thereby justify higher commissions or markups than would be the case with other transactions requiring more routine services. In addition, a Portfolio may pay higher commission rates or markups than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker or dealer effecting the transaction. The Adviser does not attempt to put a specific dollar value on the research services rendered or to allocate the relative costs or benefits of those services among its clients, believing that the research it receives will help the Adviser to fulfill its overall duty to its clients. The Adviser uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client. As a result, the Fund may pay brokerage commissions or markups that are used, in part, to purchase research services that are not used to benefit the Fund.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. During the fiscal years ended September 30, 1996, 1997 and 1998, the Fund paid brokerage commissions of $18,252,335, $19,134,219 and $__________, respectively.

Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients serviced by the Adviser. The Adviser may place a combined order for two or more accounts or Portfolios for the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price execution. Transactions involving commingled orders are allocated in a manner deemed to be equitable to each account or Portfolio. Although it is recognized that, in some cases, joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Adviser and the Fund's Board that combining such orders generally will be more advantageous to the Fund than effecting such transactions separately.

If purchases or sales of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees.

As an indirect subsidiary of Morgan Stanley Dean Witter & Co., the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the AAffiliated Brokers@). The Adviser may, in the exercise of its discretion under its investment management agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers. The Fund paid $_________ in brokerage commissions to affiliates for $____________ of brokered transactions for the fiscal year ended September 30, 1998.

ANNUAL TURNOVER

The annual turnover rate for each Portfolio for the past two fiscal years ended September 30 was as follows:

-------------------------------------------------------------------------
Portfolio                                    1997          1998
=========                                    ====          ====
-------------------------------------------------------------------------
Emerging Markets Value Portfolio
-------------------------------------------------------------------------
Equity Portfolio
-------------------------------------------------------------------------
Growth Portfolio
-------------------------------------------------------------------------
International Equity Portfolio
-------------------------------------------------------------------------
Mid Cap Growth Portfolio
-------------------------------------------------------------------------
Mid Cap Value Portfolio
-------------------------------------------------------------------------
Small Cap Growth Portfolio
-------------------------------------------------------------------------
Small Cap Value Portfolio
-------------------------------------------------------------------------
Value Portfolio
-------------------------------------------------------------------------
Value II Portfolio
-------------------------------------------------------------------------
Cash Reserves Portfolio
-------------------------------------------------------------------------
Domestic Fixed Income Portfolio
-------------------------------------------------------------------------
Fixed Income Portfolio
-------------------------------------------------------------------------
Fixed Income II Portfolio
-------------------------------------------------------------------------
Global Fixed Income Portfolio
-------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
-------------------------------------------------------------------------
High Yield Portfolio
-------------------------------------------------------------------------
Intermediate Duration Portfolio
-------------------------------------------------------------------------
International Fixed Income Portfolio
-------------------------------------------------------------------------
Limited Duration Portfolio
-------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
-------------------------------------------------------------------------
Municipal Portfolio
-------------------------------------------------------------------------
NY Municipal Portfolio
-------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
-------------------------------------------------------------------------
Targeted Duration Portfolio
-------------------------------------------------------------------------
Balanced Portfolio
-------------------------------------------------------------------------
Balanced Plus Portfolio
-------------------------------------------------------------------------
Multi-Asset-Class Portfolio
-------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
-------------------------------------------------------------------------
Advisory Mortgage Portfolio
-------------------------------------------------------------------------


N/A -- Portfolio had not commenced operations as of September 30, 1998.

COMMISSIONS PAID

                For the fiscal years ended September 30, 1996, 1997, and 1998, the Fund paid brokerage commissions of approximately $__, $__ and $__, respectively. For the fiscal years ended September 30, 1996, 1997 and 1998, the Fund paid in the aggregate $__, $__ and $__ , respectively, as brokerage commissions to Morgan Stanley, an affiliated broker-dealer, which represented __%,__% and __% of the total amount of brokerage commissions paid in each respective period. For the fiscal year ended September 30, 1998, the Fund paid in the aggregate $_____ as brokerage commissions to Dean Witter Reynolds, Inc., an affiliated broker-dealer which represented __% of the total amount of brokerage commissions paid in the period.



------------------------------------------------------------------------------------------------------------------------------------
                                      Brokerage Commissions Paid during Fiscal Year Ended September 30, 1998

                        ------------------------------------------------------------------------------------------------------------
                                          Commissions Paid to Morgan Stanley              Commissions Paid to DWR
                                      ----------------------------------------------------------------------------------------------
                                                                      Percent of Total                              Percent of Total
                            Total                   Percent of Total     Brokered                  Percent of Total     Brokered
                         Commissions      Total        Commissions     Transactions      Total      Commissions      Transactions
Portfolio                    Paid      Commissions                                    Commissions
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value
------------------------------------------------------------------------------------------------------------------------------------
Equity
------------------------------------------------------------------------------------------------------------------------------------
Growth
------------------------------------------------------------------------------------------------------------------------------------
International Equity
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Value
------------------------------------------------------------------------------------------------------------------------------------
Value II
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserves
------------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income II
------------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
High Yield
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration
------------------------------------------------------------------------------------------------------------------------------------
International Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Municipal
------------------------------------------------------------------------------------------------------------------------------------
NY Municipal
------------------------------------------------------------------------------------------------------------------------------------
PA Municipal
------------------------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------------------
                                      Brokerage Commissions Paid during Fiscal Year Ended September 30, 1998

                        ------------------------------------------------------------------------------------------------------------
                                          Commissions Paid to Morgan Stanley              Commissions Paid to DWR
                                      ----------------------------------------------------------------------------------------------
                                                                      Percent of Total                              Percent of Total
                            Total                   Percent of Total     Brokered                  Percent of Total     Brokered
                         Commissions      Total        Commissions     Transactions      Total      Commissions      Transactions
Portfolio                    Paid      Commissions                                    Commissions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Targeted Duration
------------------------------------------------------------------------------------------------------------------------------------
Balanced
------------------------------------------------------------------------------------------------------------------------------------
Balanced Plus
------------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class
------------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                  Brokerage Commission Paid during Fiscal Years Ended September 30, 1996 and 1997
                         --------------------------------------------------------------------------------------------------
                               Fiscal Year Ended September 30, 1996             Fiscal Year Ended September 30, 1997
                         --------------------------------------------------------------------------------------------------
Portfolio                    Total       Morgan Stanley         DWR           Total       Morgan Stanley         DWR
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value
---------------------------------------------------------------------------------------------------------------------------
Equity
---------------------------------------------------------------------------------------------------------------------------
Growth
---------------------------------------------------------------------------------------------------------------------------
International Equity
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
Value
---------------------------------------------------------------------------------------------------------------------------
Value II
---------------------------------------------------------------------------------------------------------------------------
Cash Reserves
---------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Fixed Income II
---------------------------------------------------------------------------------------------------------------------------
Global Fixed Income
---------------------------------------------------------------------------------------------------------------------------
High Yield
---------------------------------------------------------------------------------------------------------------------------
Intermediate Duration
---------------------------------------------------------------------------------------------------------------------------
International Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Limited Duration
---------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Municipal
---------------------------------------------------------------------------------------------------------------------------
NY Municipal
---------------------------------------------------------------------------------------------------------------------------
PA Municipal
---------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed
Income
---------------------------------------------------------------------------------------------------------------------------
Targeted Duration
---------------------------------------------------------------------------------------------------------------------------
Balanced
---------------------------------------------------------------------------------------------------------------------------
Balanced Plus
---------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class
---------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed
Income
---------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage
---------------------------------------------------------------------------------------------------------------------------


                               GENERAL INFORMATION


FUND HISTORY

MAS Funds (formerly MAS Pooled Trust Fund) is an open end management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993. The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February, 1984.


DESCRIPTION OF SHARES AND VOTING RIGHTS


The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Portfolios") of shares. Currently the Fund is offering shares of thirty Portfolios.

The shares of each Portfolio of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder of a class is entitled to one vote for each full class share held (and a fractional vote for each fractional class share held) in the shareholder's name on the books of the Fund. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a distribution plan or service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.


The Fund will continue without limitation of time, provided however that:


1) Subject to the majority vote of the holders of shares of any Portfolio of the Fund outstanding, the Trustees may sell or convert the assets of such Portfolio to another investment company in exchange for shares of such investment company, and distribute such shares, ratably among the shareholders of such Portfolio;

2) Subject to the majority vote of shares of any Portfolio of the Fund outstanding, the Trustees may sell and convert into money the assets of such Portfolio and distribute such assets ratably among the shareholders of such Portfolio; and

3) Without the approval of the shareholders of any Portfolio, unless otherwise required by law, the Trustees may combine the assets of any two or more Portfolios into a single Portfolio so long as such combination will not have a material adverse effect upon the shareholders of such Portfolio.

Upon completion of the distribution of the remaining proceeds or the remaining assets of any portfolio as provided in paragraphs 1), 2), and 3) above, that Portfolio shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged with regard to that Portfolio.

DIVIDENDS AND DISTRIBUTIONS

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Distributions and Taxes" in the prospectus). The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution, except for the Cash Reserves Portfolio. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the prospectus.

As set forth in the prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of that Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

Each Portfolio of the Fund is treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

In all Portfolios except the Cash Reserves Portfolio, undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating NAV. Therefore, on the ex-dividend date, the NAV excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain mortgage securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on your behalf by the Portfolio.

SPECIAL CONSIDERATIONS FOR THE CASH RESERVES PORTFOLIO: Net investment income is computed and dividends declared as of 12:00 noon (Eastern Time), on each day. Such dividends are payable to Cash Reserves Portfolio shareholders of record as of 12:00 noon (Eastern Time) on that day, if the Portfolio is open for business. Shareholders who redeem prior to 12:00 noon (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 12:00 noon (Eastern Time) on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Cash Reserves Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

SHAREHOLDER AND TRUSTEE LIABILITY


Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.


YEAR 2000

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected.

                               TAX CONSIDERATIONS

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, vs. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Each Portfolio of the Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

The Taxpayer Relief Act of 1997 provides various capital gains rates which pertain to shareholders who are individuals. Each Portfolio will, therefore, designate distributions derived from capital gains of the Portfolio (whether such distributions are paid in cash or additional shares) as a "20% rate gain distribution" or a "28% rate gain distribution" in accordance with guidance issued by the Internal Revenue Service. The Fund will notify shareholders annually as to the federal tax classification of dividends and distributions paid by a Portfolio including, but not limited to notifying individuals as to the amount of capital gain distributions subject to the 20% and 28% federal capital gain tax rates. Distributions of dividends or capital gains may also be subject to state and local taxes.

Some of the options, futures contracts, forward contracts, and swap contracts entered into by the Portfolios may be "Section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with unrealized gains or losses treated as though they were realized. Any gains or losses, including "marked to market" gains or losses, on
Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a Portfolio, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.

The Taxpayer Relief Act of 1997 provides constructive sales treatment for appreciated financial positions such as stock which has increased in value in the hands of a Portfolio. Under this constructive sales treatment, the Portfolio may be treated as having sold such stock and be required to recognize gain if it enters into a short sale, an offsetting notional principal contract, a futures or forward contract, or a similar transaction with respect to such stock or substantially identical property.

Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

Each Portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, each Portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

Although income received on direct U.S. Government obligations is taxable at the Federal level, such income is exempt from tax at the state level when received directly, and may be exempt, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20%; mid-term capital gains are currently taxed at a maximum rate of 28%; and short-term gains are currently taxed at ordinary income tax rates. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal Portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

FOREIGN INCOME TAXES: Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which would entitle the Portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable.

If more than 50% of a Portfolio's assets are represented by foreign securities, then such Portfolio may file an election with the Internal Revenue Service to pass through to shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it is deemed to be in the best interests of such shareholders.

If a Portfolio makes the above-described election, the Portfolio will not be allowed a deduction or a credit for foreign taxes it paid and the amount of such taxes will be treated as a dividend paid by the Portfolio. The shareholders of the Portfolios will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; (iii) treat as gross income from sources within the respective foreign countries, for purposes of the foreign tax credit, their pro rata share of such foreign taxes and their pro rate share of any dividend paid by the Portfolio which represents income from sources within foreign countries; and
(iv) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code (the "Code") as a foreign tax credit against U.S. income taxes (but not both). In no event shall a shareholder be allowed a foreign tax credit if the shareholder holds shares in a Portfolio for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividends.

Each shareholder of a Portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the Foreign taxes paid by the Portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the Portfolio's gross income from foreign sources. The notice from the Portfolio to shareholders will also include the amount of foreign taxes paid by the Portfolio which are not allowable as a foreign tax credit because the Portfolio did not hold the foreign securities for more than 15 days during the 30-day period beginning on the date which is 15 days before the date on which the security becomes ex-dividend with respect to the foreign source dividend or because and to the extent that the recipient of the dividend is under an obligation to make related payments with respect to positions in substantially similar or related property. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass-through" of foreign tax credits.

STATE AND LOCAL INCOME TAXES: The Fund is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the Portfolios.

SPECIAL TAX CONSIDERATIONS FOR THE MUNICIPAL AND NY MUNICIPAL PORTFOLIOS: Each of the Municipal and NY Municipal Portfolios intends that at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets will consist of obligations the interest on which is excludable from gross income (i.e., municipal bonds and notes), so that it may pay "exempt-interest" dividends to shareholders. Exempt-interest dividends, which are defined in the Code, are excluded from a shareholder's gross income for federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (imposed at a rate of 26%-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers). A shareholder may, however, lose the federal tax-exempt status of the accrued income of the Portfolio if the shareholder redeems its shares before a dividend has been declared. Exempt-interest dividends received by shareholders from the above-referenced Portfolios may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a Portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.

These Portfolios may invest in private activity municipal securities, the interest on which is subject to the federal alternative minimum tax for corporations and individuals and the federal environmental tax for corporations only. These Portfolios may not be an appropriate investment for persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business or facility financed from the proceeds of industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

Any distributions paid to shareholders of either Portfolio that are derived from taxable interest or capital gains will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.

Any distributions received by individual shareholders which are derived from capital gains of the Portfolio will be designated by either Portfolio as a "20% rate gain distribution" or a "28% rate gain distribution" in accordance with guidance issued by the Internal Revenue Service.

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of these Portfolios is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January __, 1999 the following persons owned of record or beneficially 5% or more of the shares of a Portfolio:



The persons listed above as owning 25% or more of the outstanding shares of each Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolios. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios.

                             PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the past performance of its Portfolios. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

TOTAL RETURN

A Portfolio's average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods (or, if shorter, the period since inception of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5, and 10 year period (or, if shorter, the period since inception of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis. When considering average total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one period might have been greater or less than the average for the entire period. Average annual total return is calculated according to the following formula:

                P (1+T)n = ERV
Where:          P   = a hypothetical initial payment of $1,000
                T   = average annual total return
                n   = number of years
                ERV = ending redeemable value of a hypothetical $1,000
                      payment made at the beginning of the stated period

The average annual total return of the Institutional Class Shares of each Portfolio for the periods noted is set forth below:

---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value II Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio
---------------------------------------------------------------------------------------------------------------------------------

* The Growth, Balanced Plus and Multi-Market Fixed Income Portfolios had not commenced operations as of September 30, 1998.

The average annual total return of the Investment Class shares of each Portfolio for the periods noted is set forth below:

---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value II Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio
---------------------------------------------------------------------------------------------------------------------------------

* The _______ Portfolio had not commenced operations as of September 30, 1998.


The average annual total return of the Adviser Class Shares of each Portfolio for the periods noted is set forth below:

---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio



---------------------------------------------------------------------------------------------------------------------------------
                                            1 Year ended     5 Years           10 Years          Inception to
                                            9/30/98          ended             ended             9/30/98          Inception
                                                             9/30/98           9/30/98                            Date
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Value II Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio
---------------------------------------------------------------------------------------------------------------------------------


The Portfolios may also calculate total return on an aggregate basis which reflects the cumulative percentage change in value over the measuring period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types). The formula for calculating aggregate total return can be expressed as follows:

                Aggregate Total Return =      [  (  ERV  )  -  1  ]
                                              ---------------------
                                                        P

The aggregate total return of each Portfolio for the periods noted is set forth below. One year aggregate total return figures and Portfolio inception dates are reflected under the annual total return figures provided above.

--------------------------------------------------------------------------------
                                             5 Years Ended         Inception to
Portfolio                                    9/30/98               9/30/98
--------------------------------------------------------------------------------
Emerging Markets Value Portfolio
--------------------------------------------------------------------------------
Equity Portfolio
--------------------------------------------------------------------------------
Growth Portfolio
--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
Small Cap Growth Portfolio
--------------------------------------------------------------------------------
Small Cap Value Portfolio
--------------------------------------------------------------------------------
Value Portfolio
--------------------------------------------------------------------------------
Value II Portfolio
--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
--------------------------------------------------------------------------------
Fixed Income Portfolio
--------------------------------------------------------------------------------
Fixed Income II Portfolio
--------------------------------------------------------------------------------
Global Fixed Income Portfolio
--------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
--------------------------------------------------------------------------------
High Yield Portfolio
--------------------------------------------------------------------------------
Intermediate Duration Portfolio
--------------------------------------------------------------------------------
International Fixed Income Portfolio
--------------------------------------------------------------------------------
Limited Duration Portfolio
--------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
--------------------------------------------------------------------------------
Municipal Portfolio
--------------------------------------------------------------------------------
NY Municipal Portfolio
--------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio



--------------------------------------------------------------------------------
                                             5 Years Ended         Inception to
Portfolio                                    9/30/98               9/30/98
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Targeted Duration Portfolio
--------------------------------------------------------------------------------
Balanced Portfolio
--------------------------------------------------------------------------------
Balanced Plus Portfolio
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
--------------------------------------------------------------------------------
Advisory Mortgage Portfolio
--------------------------------------------------------------------------------

* The above performance information relates solely to the Institutional Class. Performance for the Investment Class and Adviser Class would be lower because of the Shareholder Servicing fees and 12b-1 fees charged to the Investment Class and Adviser Class, respectively. ** The_____________ Portfolios had not commenced operations as of September 30, 1998.

The Portfolios may also calculate a total return gross of all expenses which reflects the cumulative percentage change in value over the measuring period prior to the deduction of all fund expenses. The formula for calculating the total return gross of all expenses can be expressed as follows:

Total Return Gross of all Expenses = ((ERV + E)/P) -1)

E = Fund expenses deducted from the ending redeemable value during the measuring period.

The annualized since inception gross of fees returns of the Portfolios are set forth below:

--------------------------------------------------------------------------------
Portfolio                                            Total Return (%)
--------------------------------------------------------------------------------
Emerging Markets Value Portfolio
--------------------------------------------------------------------------------
Equity Portfolio
--------------------------------------------------------------------------------
Growth Portfolio
--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
Small Cap Growth Portfolio
--------------------------------------------------------------------------------
Small Cap Value Portfolio
--------------------------------------------------------------------------------
Value Portfolio
--------------------------------------------------------------------------------
Value II Portfolio
--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio
--------------------------------------------------------------------------------
Fixed Income Portfolio

--------------------------------------------------------------------------------
Fixed Income II Portfolio
--------------------------------------------------------------------------------
Global Fixed Income Portfolio
--------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
--------------------------------------------------------------------------------
High Yield Portfolio
--------------------------------------------------------------------------------
Intermediate Duration Portfolio
--------------------------------------------------------------------------------
International Fixed Income Portfolio
--------------------------------------------------------------------------------
Limited Duration Portfolio
--------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
--------------------------------------------------------------------------------
Municipal Portfolio
--------------------------------------------------------------------------------
NY Municipal Portfolio
--------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
--------------------------------------------------------------------------------
Targeted Duration Portfolio
--------------------------------------------------------------------------------
Balanced Portfolio
--------------------------------------------------------------------------------
Balanced Plus Portfolio
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
--------------------------------------------------------------------------------
Advisory Mortgage Portfolio
--------------------------------------------------------------------------------

As of September 30, 1998, the ________________ Portfolios had not commenced operations.

The Municipal and NY Municipal Portfolio may also calculate a total return which reflects the cumulative percentage change in value over the measuring period after the deduction of income taxes. The formula for calculating the total after tax return can be expressed as follows:

Total After Tax Return = (((((ERV-M)/P) x T) + (M/P)) -1)
M = Portion of ending redeemable value which was derived from tax exempt income. T = Applicable tax rate.


The after tax returns are as follows for the Municipal Portfolio for the period 10/1/92 (inception) through 9/30/98:

                                           Pre-tax return        Post-tax return
Municipal Portfolio                        7.95*/46.59**         7.86*/45.98**

*Annualized
**Cumulative

The federal tax rate used was 31%. All municipal interest was considered exempt from federal taxes.

YIELD

In addition to total return, each Portfolio of the Fund (except the Cash Reserves Portfolio) may quote performance in terms of a 30-day yield. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the Portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the Portfolios's reports to shareholders. A Portfolio may also advertise or quote a yield which is gross of expenses. The yield figures provided will be calculated according to a formula prescribed by the SEC and can be expressed as follows:

                       Yield  =  2  [ ( (a-b/cd) + 1) 6 - 1 ]

Where:
a =      dividends and interest earned during the period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations. The 30-day yield figures for each of the Fund's fixed-income and equity Portfolios is set forth below:



-----------------------------------------------------------------------------
                                                        Period Ending
                                                        9/30/98
-----------------------------------------------------------------------------
Emerging Markets Value Portfolio
-----------------------------------------------------------------------------
Equity Portfolio
-----------------------------------------------------------------------------
Growth Portfolio
-----------------------------------------------------------------------------
International Equity Portfolio
-----------------------------------------------------------------------------
Mid Cap Growth Portfolio
-----------------------------------------------------------------------------
Mid Cap Value Portfolio
-----------------------------------------------------------------------------
Small Cap Growth Portfolio
-----------------------------------------------------------------------------
Small Cap Value Portfolio
-----------------------------------------------------------------------------
Value Portfolio
-----------------------------------------------------------------------------
Value II Portfolio
-----------------------------------------------------------------------------
Cash Reserves Portfolio
-----------------------------------------------------------------------------
Domestic Fixed Income Portfolio

-----------------------------------------------------------------------------
                                                        Period Ending
                                                        9/30/98
-----------------------------------------------------------------------------
Fixed Income Portfolio
-----------------------------------------------------------------------------
Fixed Income II Portfolio
-----------------------------------------------------------------------------
Global Fixed Income Portfolio
-----------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio
-----------------------------------------------------------------------------
High Yield Portfolio
-----------------------------------------------------------------------------
Intermediate Duration Portfolio
-----------------------------------------------------------------------------
International Fixed Income Portfolio
-----------------------------------------------------------------------------
Limited Duration Portfolio
-----------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio
-----------------------------------------------------------------------------
Municipal Portfolio
-----------------------------------------------------------------------------
NY Municipal Portfolio
-----------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio
-----------------------------------------------------------------------------
Targeted Duration Portfolio
-----------------------------------------------------------------------------
Balanced Portfolio
-----------------------------------------------------------------------------
Balanced Plus Portfolio
-----------------------------------------------------------------------------
Multi-Asset-Class Portfolio
-----------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio
-----------------------------------------------------------------------------
Advisory Mortgage Portfolio
-----------------------------------------------------------------------------


As of September 30, 1998, the _____________ Portfolios had not commenced operations.

* The above performance information relates solely to the Institutional Class. Performance for the Investment Class and Adviser Class would be lower because of the shareholder servicing fees and 12b-1 fees charged to the Investment Class and Adviser Class, respectively.


YIELD OF THE CASH RESERVES PORTFOLIO

The current yield of the Cash Reserves Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by the value of the account at the beginning of the period and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualizing of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the results.

Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Cash Reserves Portfolio for the 7 day base period ending September 30, 1998.

                                                Period ending
                                                    9/30/98
Value at beginning of period                         $1.00
Value at end of period                               $1.00
Current yield                                             %
Effective yield                                           %

The net asset value per share of the Cash Reserves Portfolio is $1.00 and has remained at that amount since the initial offering of the Portfolio. The yield of the Portfolio will fluctuate. The annualizing of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared and differences in the methods used in valuing Portfolio instruments, computing net asset value and calculating yield.

The performance of a Portfolio, as well as the composite performance of all fixed-income Portfolios and all equity Portfolios, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

                               COMPARATIVE INDICES

Each Portfolio of the Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

Consumer Price Index

The Consumer Price Index is published by the US Department of Labor and is a measure of inflation.

Financial Times Actuaries World Ex US Index

The FT-A World Ex US Index is a capitalization-weighted price index, expressed in dollars, after dividend withholding taxes, of foreign stock prices. This index is calculated daily and reflects price changes in 24 major foreign equity markets. It is jointly compiled by the Financial Times, Ltd., Goldman, Sachs & Co., and County NatWest/Wood Mackenzie in conjunction with the Institute of Actuaries and the Faculty of Actuaries. First Boston High Yield Index

The First Boston High Yield Index was constructed to mirror the public high yield debt market. The index is a market weighted, trader priced index, tracked by the First Boston Corporation. There are approximately 475 securities in the index with a total market value of approximately $93 billion.

JP Morgan Traded Government Bond Index

The JP Morgan Traded Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of 13 countries. The index is maintained by JP Morgan Securities, Inc. and includes only liquid issues.

J.P. Morgan Emerging Markets Bond Index

The J.P. Morgan Emerging Markets bond Index is a market-weighted index composed of all Brady Bonds outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

Lehman Brothers 5-Year Municipal Bond Index

Lehman Brothers 5-Year Municipal Bond Index is a total return performance benchmark for the intermediate investment grade tax exempt bond market. the index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

Lehman Brothers 10-Year Municipal

Lehman Brothers 10-Year Municipal Bond Index is a total return performance benchmark for the long term, investment grade tax exempt bond market. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

Lehman Brothers Aggregate Index

The Lehman Brothers Aggregate Index is a fixed income market value-weighted index that combines the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $100 million for U. S. Government issues and $25 million for others.

Lehman Brothers Government/Corporate Index

The Lehman Brothers Government/Corporate Index is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U. S. Treasury, issues of Government agencies, and corporate debt backed by the U. S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U. S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Intermediate Government/Corporate Index

The Lehman Brothers Intermediate Government/Corporate Index is a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U. S. Government issues and $25 million for others. The Government Index includes public obligations of the U. S. Treasury, issues of Government agencies, and corporate debt backed by the U. S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Long Municipal Bond Index

The Lehman Brothers Long Municipal Bond Index is a total return for the long-term, investment-grade tax-exempt bond market for bonds. The index includes municipal bonds with maturities of 22 years or more.

Lehman Brothers Mortgage-Backed Securities Index

The Lehman Brothers Mortgage-Backed Securities Index includes fixed rate mortgage securities backed by GNMA, FHLMC, and FNMA. Graduated Payment Mortgages (GPM's) are included. All issues are AAA, with maturities of at least one year and outstanding par values of at least $100 million. Returns are market value weighted inclusive of accrued income.

Lipper Growth & Income Fund Index

The Lipper Growth & Income Fund Index is a net asset value weighted index of the 30 largest Funds within the Growth & Income investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates.

Lipper High Current Yield Fund Average

The Lipper High Current Yield Fund Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc. classified as high yield funds. The number of Funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Salomon World Government Bond Index ex US

The Salomon World Government Bond Index ex US is designed to provide a comprehensive measure of total return performance of the domestic government bond markets of 12 countries outside the U.S. The index has been constructed with the aim of choosing "an inclusive" universe of institutionally traded fixed rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

International Finance Corporation Emerging Markets Index

The IFC Emerging Markets Index is an index designed to measure the total return in either US or local currency terms of developing markets as defined by the World Bank. The selection of stocks is made based on size, liquidity and industry. The weight given to any stock is determined by its market capitalization.

Lipper Money Market Average

The Lipper Money Market Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc., classified as money market Funds for any given period. The number of Funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Merrill Lynch Corporate & Government Bond Index

The Merrill Lynch Corporate & Government Bond Index includes over 4,500 U.S. Treasury, Agency and investment grade corporate bonds. The Index is calculated daily and will be used from time to time in performance comparison for partial month periods.

Morgan Stanley Capital International World ex USA Index

The Morgan Stanley Capital International World ex USA Index is a capitalization-weighted price index expressed in dollars. The index reflects the performance of over 1,100 companies in 19 foreign equity markets. The index includes dividends, net of foreign withholding taxes.

Morgan Stanley Capital International EAFE Index

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE-GDP Weighted Index

The EAFE-GDP index is an arithmetic average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. The index is weighted by the Grow Domestic Product of the various countries in the index.

Morgan Stanley Capital International Emerging Markets Free Index

The MSCI Emerging Markets Free Index is a capitalization weighted index of over 800 stocks from 17 different emerging market countries.

Nasdaq Industrials Index

The Nasdaq Industrials Index is a measure of all Nasdaq National Market System issues classified as industrial based on Standard Industrial Classification codes relative to a company's major source of revenue. The index is exclusive of warrants, and all domestic common stocks traded in the regular Nasdaq market which are not part of the Nasdaq National Market System. The Nasdaq Industrials Index is market value weighted.

Russell 1000

The Russell 1000 Index consists of the 1,000 largest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $85 billion. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 1,000 stocks in the Russell 1000 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 2000

The Russell 2000 Index consists of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,000 stocks in the Russell 2000 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 2500

The Russell 2500 Index consists of the 2,500 smallest of the 3,000 largest stocks. Market capitalization is typically between $1.7 billion and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,500 stocks in the Russell 2500 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 3000

The Russell 3000 Index is a combination of the Russell 1000 Index and the Russell 2000 Index.

Salomon 1-3 Year Treasury/Government Sponsored Index

The Salomon 1-3 Year Treasury/Government Sponsored Index includes U.S. Treasury and agency securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the index.

Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index

The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index includes U.S. Treasury, agency and investment grade (BBB or better) securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the index.

Salomon Broad Index

The Salomon Broad Index, also known as the Broad Investment Grade (BIG) Index, is a fixed income market capitalization-weighted index, including U. S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year or longer and with amounts outstanding of at least $25 million. The government index includes traditional agencies; the mortgage index includes agency pass-throughs and FHA and GNMA project loans; the corporate index includes returns for 17 industry sub-sectors. Securities excluded from the Broad Index are floating/variable rate bonds, private placements, and derivatives (e.g., U. S. Treasury zeros, CMOs, mortgage strips). Every issue is trader-priced at month-end and the index is published monthly.

Salomon High-Yield Market Index

The Salomon High-Yield Market Index includes public, non-convertible corporate bond issues with at least one year remaining to maturity and $50 million in par amount outstanding which carry a below investment-grade quality rating from either Standard & Poor's or Moody's rating services.

Salomon Mortgage Index

The Salomon Mortgage Index includes agency pass-throughs (GNMA, FHLMC, FNMA) and FHA and GNMA project loans. Pools with remaining terms shorter than 25 years are seasoned; pools with longer terms are classified as new. The index is published monthly.

Salomon One To Three Year Treasury Index

The Salomon One To Three Year Treasury Index includes only U.S. Treasury Notes and Bonds with maturities one year or greater and less than three years.

Salomon World Government Bond Index

The Salomon World Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of thirteen countries. The index has been constructed with the aim of choosing an "all inclusive" universe of institutionally traded fixed-rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

S&P 500

The S&P 500 is a portfolio of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. Unlike the Russell indices, there are always 500 names in the S&P 500. Changes are made by Standard & Poor's as needed.

S&P Mid Cap 400 Index

The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of mid cap stock price movement.

S&P/BARRA Mid Cap 400 Growth Index

The S&P/BARRA Mid Cap 400 Growth Index is constructed by dividing the stocks in the S&P MidCap 400 Index according to a single attribute: price-to-book ratios. The MidCap 400 Growth Index is composed of firms with higher price-to-book ratios. Like the MidCap 400, the MidCap 400 Growth Index is capitalization-weighted, meaning that each stock is weighted in the appropriate index in proportion to its market value.

S&P 500 Ex South Africa Index

The S&P 500 Ex South Africa Index is the same as the S&P 500 Index excluding companies that are on the Investor Responsibility Research Center ("IRRC") list of companies doing business in South Africa. This index is maintained by Wilshire Associates.

Wilshire 5000 Equity Index

The Wilshire 5000 Equity Index measures performance of all US headquartered equity securities with readily available price data. Approximately 6,000 capitalization weighted security returns are used to calculate the index.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended September 30, 1998, including notes thereto and the report of _______________ thereon are incorporated herein by reference. A copy of the 1998 Annual Report will accompany the delivery of this Statement of Additional Information.


                 APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS

I. Description of Bond Ratings Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: judged to be the best quality; carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; Ba: B: protection of interest and principal payments is questionable.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1,2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Corporate Bond Ratings:

AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Corporate Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Excerpts from Duff & Phelps Corporate Bond Ratings:

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+,BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protections factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearage.

Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree an is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1,2 and 3 in each rating classification from "aa "through "b" in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Preferred Stock Ratings

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations , although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus(+) or Minus(-): The ratings from "AA" for "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Preferred Stock Ratings:

AAA: Preferred stocks assigned this rating are the highest quality. Strong asset protection, conservative balance sheet ratios, and positive indications of continued protection of preferred dividend requirements are prerequisites for an "AAA" rating.

AA: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

A: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

BBB: Preferred or preference issues assigned this rating are reasonably safe but lack the protections of the "A" to "AAA" categories. Current results should be watched for possible of deterioration.

BB: Preferred or preference issues assigned this rating are considered speculative. The margin of protection is slim or subject to wide fluctuations. The loner-term financial capacities of the enterprises cannot be predicted with assurance.

B: Issues assigned this rating are considered highly speculative. While earnings should normally cover dividends, directors may reduce or omit payment due to unfavorable developments, inability to finance, or wide fluctuations in earnings.

CCC: Issues assigned this rating are extremely speculative and should be assessed on their prospects in a possible reorganization. Dividend payments may be in arrears with the status of the current dividend uncertain.

CC: Dividends are not currently being paid and may be in arrears. The outlook for future payments cannot be assured.

C: Dividends are not currently being paid and may be in arrears. Prospects for future payments are remote.

D: Issuer is in default on its debt obligations and has filed for reorganization or liquidation under the bankruptcy law.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "CCC", "CC", "C", and "D" categories.

                                     Part C


     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                    MAS FUNDS
                            PART C: OTHER INFORMATION
                         Post-Effective Amendment No. 51

Item 23. Exhibits:

      (a) (1)      Amended and Restated Declaration of Trust as filed as
                   Exhibit 1 of the Initial Registration Statement, as filed on March 1, 1984.
          (2) Amendment No. 1 to Amended and Restated Declaration of Trust, dated May 20, 1992 as filed as Exhibit 2 of Post-Effective Amendment No. 25, as filed on January 28, 1993.
          (3) Amended and Restated Declaration of Trust, dated November 18, 1993 as filed as Exhibit 1 of Post-Effective Amendment No. 29, as filed on December 27, 1993.
          (4) Amended and Restated Agreement and Declaration of Trust dated November 18, 1993, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 42, as filed on July 15, 1996.
      (b) (1) By-Laws as filed as Exhibit 2 of the initial Registration Statement, as filed on March 1, 1984.
          (2) By-Laws as filed as to Exhibit 2 of Post-Effective Amendment No. 29, as filed on December 27, 1993.
          (3) Amended and Restated By-Laws dated November 21, 1996 are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 43, as filed on January 29, 1997.
      (c)          Not Applicable.
      (d) (1) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated July 1, 1988 as filed as Exhibit 5 of Post-Effective Amendment No. 8, as filed on
                   February 18, 1987.
          (2) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 43, as filed January 29, 1997.
          (3) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997 is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 44, as filed on June 13, 1997.
          (4) Amended Schedule A, dated August 4, 1998, to Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997 is filed herewith.
      (e) (1) Distribution Agreement with MAS Fund Distribution, Inc. dated April 13, 1993 as filed as Exhibit (6) of Post-Effective Amendment No. 26, as filed on June 28, 1993.
          (2) Distribution Agreement with MAS Fund Distribution, Inc. dated January 3, 1996 is incorporated by reference to Exhibit
                   (6)(a) of Post-Effective Amendment No. 43, as filed January 29, 1997.
          (3) Distribution Agreement with MAS Fund Distribution, Inc. dated May 31, 1997, is incorporated by reference to Exhibit 6(b) of post-Effective Amendment No. 50, as filed on july 10, 1998.
      (f)          Not Applicable.
      (g) (1) Custodian Agreement with State Street Bank & Trust Company as filed as Exhibit (8) of the initial Registration Statement, as filed on March 1, 1984.
          (2) Custodian Agreement with Morgan Stanley Trust Company dated September 1, 1993 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 41 filed on January 30, 1996.
          (3) Custodian Agreement with United States Trust Company of New York dated July 22, 1994 is incorporated by reference to
                   Exhibit 8(b) of Post-Effective Amendment No. 41, as filed on January 30, 1996.
          (4) Amendment dated January 3, 1996 between Morgan Stanley Trust Company and MAS Funds is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 41, as filed on January 30, 1996.

          (5) Deferred Compensation Plan for MAS Funds Board of Trustees, as amended, is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 44, as filed on June 13, 1997.
          (6) Amendment dated July 22, 1994 to the Custody Agreement between MAS Funds and United States Trust Company of New York is incorporated by reference to Exhibit (8)(e) of Post-Effective Amendment No. 46, as filed on January 29, 1998.
      (h) (1) Administration Agreement with The Vanguard Group dated September, 1984 as filed as Exhibit 9 of Pre-Effective Amendment No. 3, as filed on August 27, 1984.
          (2) Administration Agreement with Miller Anderson & Sherrerd, LLP dated November 18, 1993 as filed as Exhibit 9 of Post-Effective Amendment No. 29, as filed on December 27, 1993.
          (3) Sub-Administration Agreement with United States Trust Company of New York dated November 18, 1993 is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 46, as filed on January 29, 1998.
          (4) Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993, as amended February 9, 1995 and November 18, 1996, is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 46, as filed on January 29, 1998.
          (5) Administration Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 is incorporated by reference to Post-Effective Amendment No. 43, as filed on January 29, 1997.
          (6) Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 41, as filed on January 30, 1996.
          (7) Investment Class Service Provider Agreement is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 40, as filed on December 1, 1995.
          (8) Amendment dated August, 1995 to the Transfer Agency and Fund Sub-Administration Agreement between MAS Funds and United States Trust Company, is incorporated by reference to Exhibit
                   (9)(g) of Post-Effective Amendment No. 46, as filed on January 29, 1998.
      (i) Opinion and Consent of Counsel dated August 23, 1984 is incorporated by reference to Exhibit (10) of Post- Effective Amendment No. 46, as filed on January 29, 1998.
      (j) Not Applicable.
      (k) Not Applicable.
      (l) Not Applicable.
      (m) Distribution Plan relating to Adviser Class Shares is incorporated by reference to Exhibit 15 of Post- Effective Amendment No. 41, as filed on January 30, 1996.
      (n) Not Applicable.
      (o) Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 41, as filed on January 30, 1996.
      (p) Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid, Vincent R. McLean, Thomas P. Gerrity, and James A. Gallo are filed herewith.
Item 24.  Persons Controlled by or under Common Control with Registrant


          Registrant is not controlled by or under common control with any person.


Item 25.  Indemnification.

          Reference is made to Article V of Registrant's By-Laws dated November 18, 1993, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with rule 484 under the Securities Act of 1933, as amended.
                                       C-4

          The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.


Item 26.  Business and Other Connections of Investment Adviser:

          Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded in 1969. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.




Name and Position with                                                                                  Connection with Other
Investment Adviser                     Name of Other Company                                            Company
----------------------                 ---------------------                                            ---------------------

Richard Brown Worley                   Morgan Stanley & Co. Incorporated                                Managing Director
   Portfolio Manager                   Morgan Stanley Dean Witter Investment Management, Inc.           Portfolio Manager
   Executive Committee Member          MAS Fund Distribution, Inc.                                      Registered Representative

Thomas Leonard Bennett                 Morgan Stanley Universal Funds                                   Director
  Portfolio Manager                    Morgan Stanley & Co. Incorporated                                Managing Director
  Executive Committee Member           Morgan Stanley Dean Witter Investment Management, Inc            Portfolio Manager
                                       MAS Funds                                                        Chairman
                                       MAS Fund Distribution, Inc.                                      Director

Gilbert Schlarbaum                     Morgan Stanley & Co. Incorporated                                Managing Director
  Portfolio Manager                    Morgan Stanley Dean Witter Investment Management, Inc.           Portfolio Manager
  Executive Committee Member           MAS Fund Distribution, Inc.                                      Director

Robert J. Marcin                       Morgan Stanley Asset Management, Inc.                            Portfolio Manager
  Portfolio Manager                    Morgan Stanley & Co. Incorporated                                Managing Director
  Executive Committee Member           MAS Fund Distribution, Inc.                                      Registered Representative

Marna C. Whittington                   Morgan Stanley & Co. Incorporated                                Managing Director
  Executive Committee Member           MAS Fund Distribution, Inc.                                      CEO
                                       Rohm Haas                                                        Director


Item 27.  Principal Underwriter:


          (a) MAS Fund Distribution, Inc. acts as sole distributor of the Registrant's shares.

          (b) The principal address for MAS Fund Distribution, Inc. and each partner and officer listed below is One Tower Bridge, West Conshohocken, PA 19428.


          Name and Principal                       Positions and                            Positions and
          Business Address                    Offices with Underwriter                  Offices with Registrant
          ----------------                    ------------------------                  -----------------------
          Marna Whittington                      Chief Executive Officer                        N/A
          Lorraine Truten                        President                                  Vice President
          Ronald R. Reese                        Secretary & Treasurer                          N/A
          Paul A. Frick                          Compliance Officer                             N/A
          Gary G. Schlarbaum                     Director                                       N/A
          Thomas L. Bennett                      Director                                     Trustee
          James D. Schmid                        Director                                    President
          Marion Mitchell                        Client Account Manager                   Assistant Secretary


          (c) Not applicable


Item 28.  Location of Accounts and Records:


          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              The Chase Manhattan Bank
              One Chase Manhattan Plaza
              New York, N.Y. 10081

              and

              1 Pierrepont Plaza
              Brooklyn, New York 11201
              (records relating to its function as custodian)

              Chase Global Funds Services
              73 Tremont Street
              Boston, MA 02108-3913
              (records relating to its functions as sub-administrator, transfer agent and dividend disbursing agent)

              Miller Anderson & Sherrerd, LLP
              One Tower Bridge
              West Conshohocken, Pennsylvania 19428
              (records relating to its function as investment adviser)

Item 29.  Management Services


          Not Applicable


Item 30.  Undertakings:


          (a) Not applicable

                                   Signatures


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to Registration Statement No. 2- 89729 to be signed on its behalf by the undersigned, thereunto duly authorized in the District of Columbia on the 25th day of November 1998.


                           MAS FUNDS




                           By:               *
                               -----------------------------------
                                James D. Schmid, President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


           *                             Trustee         November 25, 1998
-------------------------------
    Thomas L. Bennett

           *                             Trustee         November 25, 1998
-------------------------------
    Thomas P. Gerrity

           *                             Trustee         November 25, 1998
-------------------------------
    Joseph P. Healey

           *                             Trustee         November 25, 1998
-------------------------------
    Joseph J. Kearns

           *                             Trustee         November 25, 1998
-------------------------------
    Vincent R. McLean

           *                             Trustee         November 25, 1998
-------------------------------
    C. Oscar Morong, Jr.

           *                             President       November 25, 1998
-------------------------------
    James D. Schmid

           *                             Assistant       November 25, 1998
-------------------------------          Treasurer
    James A. Gallo




*By:    /s/ John H. Grady, Jr.
     ------------------------------------
        John H. Grady, Jr.
        Attorney-in-Fact

                                  EXHIBIT INDEX




Name                                                                     Exhibit

Amended and Restated Declaration of Trust as filed as Exhibit 1 of the initial             a(1)
Registration Statement, as filed on March 1, 1984.

Amendment No. 1 to Amended and Restated Declaration of Trust, dated                        a(2)
May 20, 1992  as filed as Exhibit 2 of Post-Effective Amendment No. 25, as filed on January 28, 1993.

Amended and Restated Declaration of Trust, dated November 18, 1993 as filed                a(3)
as Exhibit 1 of Post-Effective Amendment No. 29, as filed on December 27, 1993.

Amended and Restated Agreement and Declaration of Trust dated November 18, 1993,           a(4)
as corrected by the Trustees on February 29, 1996, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 42, as filed on July 15, 1996.

By-Laws as filed as Exhibit 2 of the initial Registration Statement, as filed on           b(1)
March 1, 1984.

By-Laws as filed as Exhibit 2 of Post-Effective Amendment No. 29, as filed on              b(2)
December 27, 1993.

Amended and Restated By-Laws dated November 21, 1996, are incorporated by                  b(3)
reference to Exhibit (2)(b) of Post-Effective Amendment No. 43, as filed on
January 29, 1997.

Not Applicable.                                                                             c

Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated                   d(1)
July 1, 1988 as filed as Exhibit 5 of Post-Effective Amendment No. 8, on
February 18, 1987.

Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated                   d(2)
January 3, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective
Amendment No. 43, as filed on January 29, 1997.

Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated                    d(3)
May 31, 1997 is incorporated by reference to Exhibit 5(b) of Post-Effective
Amendment No. 44, as filed on June 13, 1997.

Amended Schedule A, dated August 4, 1998, to Investment Advisory Agreement                 d(4)
with Miller Anderson & Sherrerd, LLP dated May 31, 1997 is filed herewith.

Distribution Agreement with MAS Fund Distribution, Inc. dated April 13, 1993 as            e(1)
filed as Exhibit 6 of Post-Effective Amendment No. 26, as filed on June 28, 1993.

Distribution Agreement with MAS Fund Distribution, Inc. dated January 3, 1996 is           e(2)
incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 43,
as filed on January 29, 1997.






Distribution Agreement with MAS Fund Distribution, Inc. dated May 31,1997, is              e(3)
incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 50, as
filed on July 10, 1998.

Not Applicable.                                                                            f

Custodian Agreement with State Street Bank & Trust Company as filed as Exhibit 8           g(1)
of the initial Registration Statement, as filed on March 1, 1984.

Custodian Agreement with Morgan Stanley Trust Company dated September 1, 1993              g(2)
is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment
No. 41 filed on January 30, 1996.

Custodian Agreement with United States Trust Company of New York dated                     g(3)
July 22, 1994 is incorporated by reference to Exhibit 8(b) of Post-Effective
Amendment No. 41, as filed on January 30, 1996.

Amendment dated January 3, 1996 between Morgan Stanley Trust Company and                   g(4)
MAS Funds is incorporated by reference to Exhibit 8(c) of Post-Effective
Amendment No. 41, as filed on January 30, 1996.

Deferred Compensation Plan for MAS Funds Board of Trustees, as amended, is                 g(5)
incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 44, as
filed on June 13, 1997.

Amendment dated July 22, 1994 to the Custody Agreement between MAS Funds                   g(6)
and United States Trust Company of New York is incorporated by reference to
Exhibit (8)(e) of Post-Effective Amendment No. 46, as filed on January 29, 1998.

Administration Agreement with The Vanguard Group dated September, 1984 as                  h(1)
filed as Exhibit 9 of Pre-Effective Amendment No. 3, as filed on August 27, 1984.

Administration Agreement with Miller Anderson & Sherrerd, LLP dated                        h(2)
November 18, 1993 as filed as Exhibit 9 of Post-Effective Amendment No. 29, as filed on December 27, 1993.

Sub-Administration Agreement with United States Trust Company of New York                   h(3)
dated November 18, 1993 is incorporated by reference to Exhibit (9)(b) of
Post-Effective Amendment No. 46, as filed on January 29, 1998.

Transfer Agency Agreement with United States Trust Company of New York                     h(4)
dated November 18, 1993 and amended February 9, 1995 and November 18, 1996 is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 46,
as filed on January 29, 1998.

Administration Agreement with Miller Anderson & Sherrerd, LLP is dated                     h(5)
January 3, 1996 is incorporated by reference to Post-Effective Amendment No. 43, as filed on January 29, 1997.




Investment Class Shareholder Service Agreement is incorporated by reference to             h(6)
Exhibit 15(a) of Post-Effective Amendment No. 41, as filed on January 30, 1996.

Investment Class Service Provider Agreement is incorporated by reference to                h(7)
Exhibit 15(b) of Post-Effective Amendment No. 40, as filed on December 1, 1995.

Amendment dated August, 1995 to the Transfer Agency and Fund Sub-                          h(8)
Administration Agreements between MAS Funds and United States Trust Company is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 46,
as filed on January 29, 1998.

Opinion and Consent of Counsel dated August 23, 1984 is incorporated by                    i
reference to Exhibit 10 of Post-Effective Amendment No. 46, as filed on
January 29, 1998.

Not Applicable.                                                                            j

Not Applicable.                                                                            k

Not Applicable.                                                                            l

Distribution Plan relating to Adviser Class Shares is incorporated by reference            m
to Exhibit 15 of Post-Effective Amendment No. 41, as filed on January 30, 1996.

Not Applicable.                                                                            n

Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit 18 of               o
Post-Effective Amendment No. 41, as filed on January 30, 1996.

Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H. Grady, Jr.,             p
Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett, James D. Schmid,
Vincent R. McLean, Thomas P. Gerrity, and James A. Gallo are filed herewith


